UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.91%
Actual		$ 1,000.00	$ 1,047.10	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 1,045.80	$ 5.83
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76
Class B	1.74%
Actual		$ 1,000.00	$ 1,043.00	$ 8.81
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Class C	1.67%
Actual		$ 1,000.00	$ 1,043.40	$ 8.46
HypotheticalA		$ 1,000.00	$ 1,016.51	$ 8.35
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,048.40	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class Z	.51%
Actual		$ 1,000.00	$ 1,049.10	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	2.6
Google, Inc. Class C	1.3	1.3
Citigroup, Inc.	1.2	0.6
Bank of America Corp.	1.1	1.1
Chevron Corp.	1.0	1.5
	7.5
Top Five Bond Issuers as of February 28, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.5	7.5
Fannie Mae	3.3	3.4
Freddie Mac	1.1	1.2
Ginnie Mae	1.1	1.1
Citigroup, Inc.	0.9	0.2
	13.9
Top Five Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	15.5
Information Technology	12.6	13.1
Health Care	10.8	10.4
Consumer Discretionary	10.6	10.1
Energy	7.8	8.7
Asset Allocation (% of fund's net assets)
As of February 28, 2015 *		As of August 31, 2014 **
	Stocks and Equity Futures 68.1%		Stocks and Equity Futures 72.1%
	Bonds 30.3%		Bonds 25.8%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	11.1%	** Foreign investments	9.2%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 0.1%
Harley-Davidson, Inc.	38,000	$ 2,416
Diversified Consumer Services - 0.4%
H&R Block, Inc.	197,181	6,734
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	59,059	1,869
Extended Stay America, Inc. unit	417,355	8,055
McDonald's Corp.	128,275	12,686
Panera Bread Co. Class A (a)	48,560	7,839
Starbucks Corp.	131,300	12,275
Wynn Resorts Ltd.	24,500	3,491
		46,215
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	10,000	3,802
Ctrip.com International Ltd. sponsored ADR (a)	52,200	2,368
Liberty Interactive Corp. Series A (a)	363,297	10,728
Priceline Group, Inc. (a)	7,100	8,786
Travelport Worldwide Ltd.	159,600	2,544
		28,228
Media - 2.6%
Comcast Corp. Class A	50,462	2,996
DIRECTV (a)	110,349	9,777
DreamWorks Animation SKG, Inc. Class A (a)	191,900	4,109
Legend Pictures LLC (a)(l)(m)	415	981
Liberty Media Corp. Class C (a)	207,300	8,002
Manchester United PLC (a)	113,900	1,821
The Madison Square Garden Co. Class A (a)	137,786	10,796
Twenty-First Century Fox, Inc. Class A	340,142	11,905
		50,387
Multiline Retail - 0.9%
B&M European Value Retail S.A.	954,914	4,718
Dollar General Corp. (a)	151,535	11,004
Poundland Group PLC	128,786	767
		16,489
Specialty Retail - 0.6%
Michaels Companies, Inc.	125,100	3,528
TJX Companies, Inc.	112,180	7,700
		11,228
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	58,886	$ 4,030
NIKE, Inc. Class B	111,100	10,790
		14,820
TOTAL CONSUMER DISCRETIONARY		176,517
CONSUMER STAPLES - 6.4%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	15,429	1,957
Coca-Cola Icecek Sanayi A/S	19,269	374
Diageo PLC sponsored ADR	12,869	1,529
Embotelladora Andina SA sponsored ADR	22,411	373
Monster Beverage Corp. (a)	21,800	3,076
Pernod Ricard SA	11,696	1,387
Remy Cointreau SA (e)	12,213	897
The Coca-Cola Co.	317,299	13,739
		23,332
Food & Staples Retailing - 1.7%
CVS Health Corp.	126,027	13,090
Kroger Co.	114,718	8,162
Sysco Corp.	88,173	3,438
Wal-Mart Stores, Inc.	48,649	4,083
Whole Foods Market, Inc.	49,400	2,791
		31,564
Food Products - 0.8%
Bunge Ltd.	31,038	2,538
Keurig Green Mountain, Inc.	22,140	2,825
Mead Johnson Nutrition Co. Class A	61,989	6,494
Nestle SA	16,260	1,271
The Hershey Co.	27,500	2,854
		15,982
Household Products - 1.0%
Colgate-Palmolive Co.	32,800	2,323
Procter & Gamble Co.	195,528	16,645
		18,968
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	31,000	2,563
L'Oreal SA	4,800	872
		3,435
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.5%
Altria Group, Inc.	252,903	$ 14,236
British American Tobacco PLC sponsored ADR	119,699	13,941
Souza Cruz SA	47,950	428
		28,605
TOTAL CONSUMER STAPLES		121,886
ENERGY - 5.4%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	17,700	1,106
C&J Energy Services, Inc. (a)	84,710	1,155
Dril-Quip, Inc. (a)	16,139	1,173
FMC Technologies, Inc. (a)	41,316	1,650
Halliburton Co.	131,707	5,655
Independence Contract Drilling, Inc.	76,237	435
Oceaneering International, Inc.	35,229	1,921
		13,095
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	107,173	9,027
Apache Corp.	41,200	2,713
BG Group PLC	126,300	1,859
Cabot Oil & Gas Corp.	97,315	2,822
Chevron Corp.	182,976	19,520
Cimarex Energy Co.	39,300	4,310
Columbia Pipeline Partners LP	33,100	917
EOG Resources, Inc.	61,510	5,519
EP Energy Corp. (a)(e)	112,267	1,263
Exxon Mobil Corp.	135,091	11,961
Kinder Morgan, Inc.	189,456	7,770
Memorial Resource Development Corp.	86,800	1,780
Noble Energy, Inc.	132,845	6,274
Parsley Energy, Inc. Class A (e)	65,300	972
Phillips 66 Co.	81,174	6,369
PrairieSky Royalty Ltd. (e)	46,700	1,181
Suncor Energy, Inc. (e)	154,755	4,646
Valero Energy Partners LP	24,296	1,295
		90,198
TOTAL ENERGY		103,293
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 10.5%
Banks - 4.6%
Bank of America Corp.	1,365,491	$ 21,588
Citigroup, Inc.	446,130	23,386
Huntington Bancshares, Inc.	483,993	5,295
JPMorgan Chase & Co.	314,932	19,299
SunTrust Banks, Inc.	72,954	2,991
Synovus Financial Corp.	52,043	1,457
U.S. Bancorp	283,833	12,662
		86,678
Capital Markets - 1.6%
Ameriprise Financial, Inc.	20,589	2,751
BlackRock, Inc. Class A	16,690	6,199
Carlyle Group LP	17,200	445
E*TRADE Financial Corp. (a)	79,721	2,076
Goldman Sachs Group, Inc.	51,300	9,736
Invesco Ltd.	39,247	1,580
Northern Trust Corp.	43,405	3,031
Oaktree Capital Group LLC Class A	16,791	903
State Street Corp.	19,400	1,444
The Blackstone Group LP	43,855	1,643
		29,808
Consumer Finance - 1.5%
Capital One Financial Corp.	239,934	18,885
Navient Corp.	192,907	4,128
SLM Corp.	435,586	4,125
Springleaf Holdings, Inc. (a)	48,000	1,846
		28,984
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,212
Class B (a)	35,700	5,263
IntercontinentalExchange Group, Inc.	13,176	3,101
KBC Ancora (a)	20,348	696
		11,272
Insurance - 1.0%
Direct Line Insurance Group PLC	386,712	1,955
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,500	2,361
Marsh & McLennan Companies, Inc.	68,953	3,923
MetLife, Inc.	73,867	3,755
Principal Financial Group, Inc.	39,200	2,006
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	47,000	$ 4,721
Unum Group	37,300	1,252
WMI Holdings Corp. (a)	4,454	11
		19,984
Real Estate Investment Trusts - 1.0%
Altisource Residential Corp. Class B	250,010	5,163
American Tower Corp.	15,700	1,556
Boston Properties, Inc.	26,800	3,683
Digital Realty Trust, Inc.	51,800	3,438
Duke Realty LP	48,200	1,030
InfraReit, Inc.	18,400	499
Outfront Media, Inc.	25,812	773
Sun Communities, Inc.	37,142	2,510
		18,652
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	121,548	4,164
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	43,800	357
Washington Mutual, Inc. (a)	130,000	0
		357
TOTAL FINANCIALS		199,899
HEALTH CARE - 10.1%
Biotechnology - 3.2%
Actelion Ltd.	6,168	738
Alexion Pharmaceuticals, Inc. (a)	40,964	7,389
Amgen, Inc.	71,105	11,215
Biogen Idec, Inc. (a)	26,775	10,967
BioMarin Pharmaceutical, Inc. (a)	29,309	3,138
Celgene Corp. (a)	86,700	10,537
Gilead Sciences, Inc. (a)	136,385	14,120
Vertex Pharmaceuticals, Inc. (a)	28,900	3,452
		61,556
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	507,549	8,578
Edwards Lifesciences Corp. (a)	17,914	2,383
Medtronic PLC	191,899	14,889
Quidel Corp. (a)	27,800	714
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	22,628	$ 3,710
Zimmer Holdings, Inc.	28,200	3,395
		33,669
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc. (a)	75,164	2,819
Cigna Corp.	66,382	8,074
HCA Holdings, Inc. (a)	59,907	4,286
Henry Schein, Inc. (a)	21,744	3,045
McKesson Corp.	49,982	11,431
UnitedHealth Group, Inc.	44,800	5,091
		34,746
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	80,800	3,411
Thermo Fisher Scientific, Inc.	56,290	7,318
		10,729
Pharmaceuticals - 2.7%
AbbVie, Inc.	35,711	2,161
Actavis PLC (a)	52,619	15,331
Allergan, Inc.	5,800	1,350
Bristol-Myers Squibb Co.	181,094	11,032
Mallinckrodt PLC (a)	49,000	5,719
Merck & Co., Inc.	53,244	3,117
Roche Holding AG (participation certificate)	8,911	2,428
Shire PLC	52,438	4,230
Teva Pharmaceutical Industries Ltd. sponsored ADR	85,600	4,881
		50,249
TOTAL HEALTH CARE		190,949
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.8%
Meggitt PLC	721,499	6,071
TransDigm Group, Inc.	44,168	9,578
		15,649
Air Freight & Logistics - 0.4%
FedEx Corp.	41,481	7,341
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.1%
AMETEK, Inc.	292,986	$ 15,569
Hubbell, Inc. Class B	42,150	4,797
		20,366
Industrial Conglomerates - 1.7%
Danaher Corp.	205,692	17,953
Roper Industries, Inc.	86,280	14,458
		32,411
Machinery - 0.9%
Deere & Co.	83,900	7,601
Pall Corp.	43,891	4,425
WABCO Holdings, Inc. (a)	41,200	4,813
		16,839
Professional Services - 0.3%
Verisk Analytics, Inc. (a)	71,228	5,115
Road & Rail - 0.8%
CSX Corp.	111,579	3,828
J.B. Hunt Transport Services, Inc.	138,103	11,808
		15,636
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	232,300	6,854
TOTAL INDUSTRIALS		120,211
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	331,509	9,783
QUALCOMM, Inc.	218,479	15,842
		25,625
Electronic Equipment & Components - 0.4%
Samsung SDI Co. Ltd.	5,587	693
TE Connectivity Ltd.	75,530	5,448
Trimble Navigation Ltd. (a)	54,000	1,412
		7,553
Internet Software & Services - 3.2%
58.com, Inc. ADR (a)	24,773	1,033
Alibaba Group Holding Ltd. sponsored ADR	102,400	8,716
ChannelAdvisor Corp. (a)	59,255	586
Cvent, Inc. (a)	110,622	3,203
Demandware, Inc. (a)	19,750	1,248
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	181,613	$ 14,342
Five9, Inc.	82,100	320
Google, Inc. Class C (a)	44,180	24,670
HomeAway, Inc. (a)	70,500	2,185
Opower, Inc. (e)	144,881	2,176
Twitter, Inc. (a)	10,600	510
Wix.com Ltd. (a)	23,533	431
Zoopla Property Group PLC (e)	232,735	661
		60,081
IT Services - 0.4%
Fidelity National Information Services, Inc.	11,600	784
Lionbridge Technologies, Inc. (a)	47,939	270
Sabre Corp.	154,694	3,366
Total System Services, Inc.	68,900	2,632
		7,052
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp. Class A	27,800	1,257
Marvell Technology Group Ltd.	764,100	12,317
Micron Technology, Inc. (a)	41,287	1,266
NVIDIA Corp.	121,900	2,689
NXP Semiconductors NV (a)	62,376	5,295
Qorvo, Inc. (a)	167,620	11,633
STMicroelectronics NV (NY Shares) unit	85,400	759
		35,216
Software - 1.9%
Activision Blizzard, Inc.	29,900	697
Adobe Systems, Inc. (a)	75,854	6,000
Autodesk, Inc. (a)	42,400	2,724
Citrix Systems, Inc. (a)	8,200	522
CommVault Systems, Inc. (a)	8,034	388
Fleetmatics Group PLC (a)	25,800	1,063
Imperva, Inc. (a)	81,800	3,771
Intuit, Inc.	66,200	6,463
Oracle Corp.	68,796	3,015
salesforce.com, Inc. (a)	114,299	7,930
Xero Ltd. (a)(e)	102,706	1,919
Yodlee, inc. (e)	39,400	508
Zendesk, Inc.	50,600	1,251
		36,251
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	425,652	$ 54,676
Electronics for Imaging, Inc. (a)	44,909	1,823
Hewlett-Packard Co.	208,100	7,250
Samsung Electronics Co. Ltd.	1,793	2,210
Western Digital Corp.	18,800	2,011
		67,970
TOTAL INFORMATION TECHNOLOGY		239,748
MATERIALS - 2.9%
Chemicals - 2.4%
Airgas, Inc.	88,617	10,388
Cabot Corp.	8,928	403
CF Industries Holdings, Inc.	7,100	2,174
E.I. du Pont de Nemours & Co.	79,800	6,212
Eastman Chemical Co.	42,974	3,200
Ecolab, Inc.	77,100	8,908
FMC Corp.	48,895	3,100
LyondellBasell Industries NV Class A	32,543	2,796
Methanex Corp.	23,900	1,300
Monsanto Co.	40,778	4,911
W.R. Grace & Co. (a)	22,781	2,259
		45,651
Construction Materials - 0.1%
Eagle Materials, Inc.	21,000	1,649
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	90,090	1,359
Rock-Tenn Co. Class A	43,248	2,969
		4,328
Metals & Mining - 0.2%
Nucor Corp.	52,100	2,450
TOTAL MATERIALS		54,078
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc.	22,700	834
inContact, Inc. (a)	76,417	895
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	36,052	$ 1,942
Verizon Communications, Inc.	328,798	16,259
		19,930
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	73,550	2,429
Telephone & Data Systems, Inc.	19,437	494
		2,923
TOTAL TELECOMMUNICATION SERVICES		22,853
UTILITIES - 1.8%
Electric Utilities - 0.8%
Edison International	33,767	2,170
Exelon Corp.	112,200	3,806
NextEra Energy, Inc.	60,300	6,239
PPL Corp.	108,000	3,683
		15,898
Gas Utilities - 0.1%
National Fuel Gas Co.	20,936	1,348
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	17,000	360
NRG Energy, Inc.	78,330	1,878
		2,238
Multi-Utilities - 0.8%
Dominion Resources, Inc.	68,649	4,949
NiSource, Inc.	69,397	2,978
PG&E Corp.	44,975	2,417
Sempra Energy	43,909	4,751
		15,095
TOTAL UTILITIES		34,579
TOTAL COMMON STOCKS (Cost $984,234)		1,264,013
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25% (a)	30,000	$ 1,635
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(m)	16,802	151
TOTAL CONVERTIBLE PREFERRED STOCKS		1,786
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	95,450	616
TOTAL PREFERRED STOCKS (Cost $2,289)		2,402
Nonconvertible Bonds - 12.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.3%
Daimler Finance North America LLC:
1.45% 8/1/16 (f)	$ 231	233
2.875% 3/10/21 (f)	900	928
General Motors Co.:
3.5% 10/2/18	350	361
6.25% 10/2/43	58	72
General Motors Financial Co., Inc.:
2.625% 7/10/17	110	111
3% 9/25/17	252	258
3.15% 1/15/20	741	749
3.25% 5/15/18	180	184
3.5% 7/10/19	400	411
4% 1/15/25	494	507
4.25% 5/15/23	200	210
4.375% 9/25/21	1,659	1,763
4.75% 8/15/17	195	207
		5,994
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	$ 35	$ 36
4.25% 6/15/23	249	268
		304
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	705
Comcast Corp.:
3.6% 3/1/24	1,000	1,074
4.75% 3/1/44	500	577
4.95% 6/15/16	15	16
6.45% 3/15/37	238	325
COX Communications, Inc. 3.25% 12/15/22 (f)	136	137
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	504
Discovery Communications LLC:
3.25% 4/1/23	51	51
6.35% 6/1/40	236	288
NBCUniversal, Inc.:
5.15% 4/30/20	431	496
6.4% 4/30/40	309	425
News America Holdings, Inc. 7.75% 12/1/45	621	950
News America, Inc.:
6.15% 3/1/37	235	303
6.15% 2/15/41	186	242
Thomson Reuters Corp.:
1.3% 2/23/17	122	122
3.85% 9/29/24	319	329
Time Warner Cable, Inc.:
4% 9/1/21	630	668
5.85% 5/1/17	104	113
6.55% 5/1/37	320	386
6.75% 7/1/18	439	504
8.25% 4/1/19	700	855
Time Warner, Inc.:
5.875% 11/15/16	12	13
6.5% 11/15/36	232	302
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
2.5% 9/1/18	$ 46	$ 47
3.5% 4/1/17	583	607
		10,039
TOTAL CONSUMER DISCRETIONARY		16,337
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Heineken NV:
1.4% 10/1/17 (f)	182	182
2.75% 4/1/23 (f)	191	188
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	285	298
		668
Food & Staples Retailing - 0.1%
CVS Health Corp. 2.25% 12/5/18	282	288
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	109	110
2.7% 11/18/19	245	249
3.3% 11/18/21	291	299
3.8% 11/18/24	222	231
		1,177
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	131	131
3.2% 1/25/23	110	108
		239
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	262
4% 1/31/24	212	227
4.25% 8/9/42	262	264
4.75% 5/5/21	300	334
5.375% 1/31/44	364	431
9.7% 11/10/18	769	989
Reynolds American, Inc.:
3.25% 11/1/22	187	187
4.75% 11/1/42	289	293
6.15% 9/15/43	143	173
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 23	$ 26
7.25% 6/15/37	409	537
		3,723
TOTAL CONSUMER STAPLES		5,807
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)	364	344
5.35% 3/15/20 (f)	1,027	1,012
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	379
5% 10/1/21	146	158
6.5% 4/1/20	24	28
Transocean, Inc. 5.05% 12/15/16	238	238
		2,159
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	673	753
BP Capital Markets PLC:
1.674% 2/13/18	1,284	1,287
2.315% 2/13/20	1,873	1,880
3.535% 11/4/24	1,443	1,482
3.814% 2/10/24	359	376
4.5% 10/1/20	173	191
4.742% 3/11/21	300	334
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	176
3.8% 4/15/24	619	627
Cenovus Energy, Inc. 5.7% 10/15/19	122	136
DCP Midstream Operating LP:
2.5% 12/1/17	168	163
2.7% 4/1/19	181	171
3.875% 3/15/23	164	149
Duke Energy Field Services:
5.375% 10/15/15 (f)	10	10
6.45% 11/3/36 (f)	375	347
El Paso Natural Gas Co. 5.95% 4/15/17	7	7
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	350	362
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	$ 114	$ 111
3.9% 5/15/24 (f)	121	119
Enbridge Energy Partners LP 4.2% 9/15/21	438	457
EnLink Midstream Partners LP 2.7% 4/1/19	572	570
Enterprise Products Operating LP:
2.55% 10/15/19	85	86
3.75% 2/15/25	285	296
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	7	7
Marathon Petroleum Corp. 5.125% 3/1/21	215	242
Motiva Enterprises LLC 5.75% 1/15/20 (f)	156	171
MPLX LP 4% 2/15/25	77	78
Nakilat, Inc. 6.067% 12/31/33 (f)	279	325
Nexen, Inc. 5.2% 3/10/15	7	7
Petro-Canada 6.05% 5/15/18	150	169
Petrobras Global Finance BV:
1.8806% 5/20/16 (i)	425	404
3% 1/15/19	40	35
3.25% 3/17/17	1,490	1,388
4.375% 5/20/23	596	491
4.875% 3/17/20	2,084	1,850
5.625% 5/20/43	569	454
7.25% 3/17/44	2,755	2,490
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	348
5.375% 1/27/21	3,302	2,971
5.75% 1/20/20	611	564
5.875% 3/1/18	228	219
6.125% 10/6/16	100	100
7.875% 3/15/19	399	404
Petroleos Mexicanos:
3.125% 1/23/19	58	59
3.5% 7/18/18	463	478
3.5% 7/23/20 (f)	2,675	2,723
3.5% 1/30/23	285	279
4.5% 1/23/26 (f)	1,314	1,337
4.875% 1/24/22	237	252
4.875% 1/18/24	410	436
5.5% 1/21/21	369	405
5.5% 6/27/44	648	658
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
5.625% 1/23/46 (f)	$ 249	$ 255
6% 3/5/20	175	198
6.375% 1/23/45	2,366	2,647
6.5% 6/2/41	661	745
8% 5/3/19	241	289
Phillips 66 Co. 4.3% 4/1/22	338	369
Phillips 66 Partners LP 2.646% 2/15/20	42	42
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	179
6.125% 1/15/17	205	222
Southwestern Energy Co.:
3.3% 1/23/18	200	203
4.05% 1/23/20	363	372
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	71
2.95% 9/25/18	63	65
4.6% 6/15/21	90	99
Suncor Energy, Inc. 6.1% 6/1/18	395	447
The Williams Companies, Inc.:
3.7% 1/15/23	116	108
4.55% 6/24/24	1,308	1,278
Western Gas Partners LP 5.375% 6/1/21	441	492
Williams Partners LP 4.3% 3/4/24	278	286
		37,812
TOTAL ENERGY		39,971
FINANCIALS - 7.0%
Banks - 3.2%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (f)	600	599
5.5% 7/12/20 (f)	3,200	3,316
5.75% 9/26/23 (f)	332	338
6.5% 6/10/19 (f)	129	138
Bank of America Corp.:
2.6% 1/15/19	648	658
2.65% 4/1/19	183	186
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
3.3% 1/11/23	$ 947	$ 960
3.875% 3/22/17	1,060	1,112
4.1% 7/24/23	352	378
4.2% 8/26/24	474	491
4.25% 10/22/26	418	428
5.65% 5/1/18	205	228
5.75% 12/1/17	2,655	2,936
5.875% 1/5/21	170	199
6.5% 8/1/16	300	322
Bank of America NA 5.3% 3/15/17	420	451
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (f)	1,362	1,361
2.3% 3/5/20 (f)	1,360	1,357
Barclays Bank PLC 2.5% 2/20/19	200	204
Barclays PLC 2.75% 11/8/19	356	360
Capital One NA:
1.65% 2/5/18	2,362	2,358
2.95% 7/23/21	541	548
Citigroup, Inc.:
1.3% 11/15/16	568	567
1.8% 2/5/18	10,500	10,475
1.85% 11/24/17	2,353	2,357
2.5% 7/29/19	1,199	1,213
3.953% 6/15/16	397	411
4.05% 7/30/22	151	157
4.75% 5/19/15	544	549
5.3% 5/6/44	751	840
5.5% 9/13/25	142	161
6.125% 5/15/18	212	239
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	216	225
Credit Suisse AG 6% 2/15/18	1,164	1,293
Discover Bank 4.2% 8/8/23	259	277
Fifth Third Bancorp 8.25% 3/1/38	94	142
HBOS PLC 6.75% 5/21/18 (f)	180	202
HSBC Holdings PLC 4.25% 3/14/24	200	211
HSBC U.S.A., Inc. 1.625% 1/16/18	314	314
Huntington Bancshares, Inc. 7% 12/15/20	97	117
Huntington National Bank:
1.7% 2/26/18	3,052	3,051
2.4% 4/1/20	4,000	4,010
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.:
1.625% 5/15/18	$ 720	$ 717
2% 8/15/17	300	304
2.2% 10/22/19	201	201
2.35% 1/28/19	190	193
3.15% 7/5/16	430	442
3.25% 9/23/22	503	514
3.875% 9/10/24	1,003	1,023
4.125% 12/15/26	1,465	1,504
4.25% 10/15/20	182	199
4.35% 8/15/21	601	657
4.5% 1/24/22	134	148
4.625% 5/10/21	179	199
4.95% 3/25/20	804	901
JPMorgan Chase Bank 6% 10/1/17	250	277
KeyBank NA 5.45% 3/3/16	294	307
Marshall & Ilsley Bank 5% 1/17/17	259	274
MUFG Americas Holdings Corp.:
1.625% 2/9/18	151	151
2.25% 2/10/20	509	508
Regions Bank:
6.45% 6/26/37	652	815
7.5% 5/15/18	1,282	1,483
Regions Financial Corp.:
2% 5/15/18	382	380
5.75% 6/15/15	73	74
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	1,416	1,500
6% 12/19/23	490	549
6.1% 6/10/23	470	527
6.125% 12/15/22	694	783
Wells Fargo & Co.:
1.25% 7/20/16	1,200	1,207
3.676% 6/15/16	160	166
4.48% 1/16/24	30	33
		61,775
Capital Markets - 1.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	580	577
4.25% 2/15/24	399	422
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Deutsche Bank AG London Branch 1.875% 2/13/18	$ 2,780	$ 2,783
Goldman Sachs Group, Inc.:
1.748% 9/15/17	2,964	2,955
2.55% 10/23/19	3,392	3,417
2.625% 1/31/19	1,538	1,564
2.9% 7/19/18	526	541
5.25% 7/27/21	96	109
5.625% 1/15/17	500	537
5.95% 1/18/18	32	36
6% 6/15/20	600	699
6.15% 4/1/18	36	40
6.75% 10/1/37	2,000	2,590
JPMorgan Chase & Co. 1.7% 3/1/18	3,810	3,808
Lazard Group LLC:
4.25% 11/14/20	324	345
6.85% 6/15/17	100	111
Morgan Stanley:
1.875% 1/5/18	454	456
2.125% 4/25/18	2,454	2,472
2.375% 7/23/19	1,201	1,208
2.65% 1/27/20	1,715	1,729
3.75% 2/25/23	438	458
4.3% 1/27/45	447	459
4.35% 9/8/26	2,000	2,085
4.875% 11/1/22	687	746
5% 11/24/25	93	102
5.45% 1/9/17	480	515
5.75% 1/25/21	268	312
6.625% 4/1/18	600	682
		31,758
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	462	475
3.95% 11/6/24	283	289
5.2% 4/27/22	42	46
6.45% 6/12/17	1,019	1,119
Ford Motor Credit Co. LLC:
1.5% 1/17/17	239	239
1.7% 5/9/16	561	564
2.875% 10/1/18	400	412
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
3.5% 6/29/15	$ 192	$ 194
4.625% 1/7/21	378	426
4.65% 10/17/21	154	175
6% 8/7/19	1,000	1,173
Hyundai Capital America:
1.45% 2/6/17 (f)	476	475
1.625% 10/2/15 (f)	122	123
1.875% 8/9/16 (f)	92	93
2.125% 10/2/17 (f)	134	135
2.875% 8/9/18 (f)	163	167
Synchrony Financial:
1.875% 8/15/17	95	95
3% 8/15/19	140	142
3.75% 8/15/21	211	219
4.25% 8/15/24	213	223
		6,784
Insurance - 0.7%
AIA Group Ltd. 2.25% 3/11/19 (f)	200	200
American International Group, Inc.:
2.3% 7/16/19	1,563	1,582
4.875% 6/1/22	107	122
5.6% 10/18/16	318	341
Aon Corp.:
3.125% 5/27/16	376	385
3.5% 9/30/15	151	153
5% 9/30/20	133	150
Five Corners Funding Trust 4.419% 11/15/23 (f)	360	387
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(i)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	408	469
5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 5% 6/1/21 (f)	421	467
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	262
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	107	130
MetLife, Inc.:
1.903% 12/15/17	84	85
4.368% 9/15/23	305	339
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
4.75% 2/8/21	$ 137	$ 155
6.75% 6/1/16	290	311
Metropolitan Life Global Funding I 3% 1/10/23 (f)	223	226
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	203	327
Pacific LifeCorp:
5.125% 1/30/43 (f)	441	500
6% 2/10/20 (f)	409	463
Prudential Financial, Inc.:
2.3% 8/15/18	51	52
4.5% 11/16/21	200	221
4.75% 9/17/15	500	511
6.2% 11/15/40	134	172
7.375% 6/15/19	2,734	3,301
Symetra Financial Corp. 6.125% 4/1/16 (f)	38	40
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	505	580
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	120	122
4.125% 11/1/24 (f)	174	184
Unum Group:
4% 3/15/24	600	625
5.625% 9/15/20	270	306
5.75% 8/15/42	458	553
7.125% 9/30/16	19	21
		13,760
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	108	114
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	102
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	168
4.2% 12/15/23	360	385
Boston Properties, Inc. 3.85% 2/1/23	432	455
Camden Property Trust:
2.95% 12/15/22	135	133
4.25% 1/15/24	304	323
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.:
3.625% 2/1/25	$ 242	$ 242
4.625% 7/15/22	247	265
4.75% 4/15/18	313	336
7.5% 4/1/17	203	226
9.625% 3/15/16	106	115
Duke Realty LP:
3.625% 4/15/23	180	183
3.75% 12/1/24	160	164
3.875% 10/15/22	310	323
4.375% 6/15/22	207	222
5.95% 2/15/17	1,561	1,690
6.5% 1/15/18	285	320
6.75% 3/15/20	12	14
8.25% 8/15/19	127	157
Equity One, Inc.:
3.75% 11/15/22	400	404
5.375% 10/15/15	47	48
Federal Realty Investment Trust 5.9% 4/1/20	95	110
HCP, Inc. 3.75% 2/1/16	201	206
Health Care REIT, Inc.:
2.25% 3/15/18	147	148
4.7% 9/15/17	48	52
HRPT Properties Trust 5.75% 11/1/15	50	50
Lexington Corporate Properties Trust 4.4% 6/15/24	131	136
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (f)	130	133
4.95% 4/1/24	123	131
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	101
5% 12/15/23	67	73
Simon Property Group LP 4.125% 12/1/21	229	251
Weingarten Realty Investors 3.375% 10/15/22	68	68
WP Carey, Inc. 4% 2/1/25	549	545
		8,477
Real Estate Management & Development - 0.6%
BioMed Realty LP:
2.625% 5/1/19	217	218
3.85% 4/15/16	552	568
4.25% 7/15/22	163	172
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP: - continued
6.125% 4/15/20	$ 126	$ 145
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	364
4.1% 10/1/24	401	409
4.55% 10/1/29	401	416
4.95% 4/15/18	281	302
5.7% 5/1/17	1,000	1,082
6% 4/1/16	86	90
Digital Realty Trust LP:
4.5% 7/15/15	172	173
5.25% 3/15/21	201	222
ERP Operating LP:
2.375% 7/1/19	246	248
4.625% 12/15/21	540	600
4.75% 7/15/20	265	294
5.375% 8/1/16	117	124
5.75% 6/15/17	567	622
Essex Portfolio LP 5.5% 3/15/17	113	122
Liberty Property LP:
3.375% 6/15/23	185	184
4.125% 6/15/22	177	185
4.4% 2/15/24	418	446
4.75% 10/1/20	394	428
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	314
Mack-Cali Realty LP:
2.5% 12/15/17	252	253
3.15% 5/15/23	426	388
4.5% 4/18/22	108	109
7.75% 8/15/19	23	27
Mid-America Apartments LP 4.3% 10/15/23	73	78
Post Apartment Homes LP 3.375% 12/1/22	70	70
Prime Property Funding, Inc. 5.7% 4/15/17 (f)	94	100
Reckson Operating Partnership LP 6% 3/31/16	114	119
Regency Centers LP 5.25% 8/1/15	124	126
Tanger Properties LP:
3.75% 12/1/24	300	308
3.875% 12/1/23	160	166
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.125% 6/1/20	$ 478	$ 554
Ventas Realty LP:
1.55% 9/26/16	250	252
3.5% 2/1/25	143	144
4.375% 2/1/45	85	86
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	229
4% 4/30/19	114	122
		10,879
TOTAL FINANCIALS		133,433
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc.:
1.25% 5/22/17	378	378
2.2% 5/22/19	969	975
		1,353
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	147	150
Health Care Providers & Services - 0.2%
Aetna, Inc. 2.75% 11/15/22	178	178
Express Scripts Holding Co. 4.75% 11/15/21	458	511
HCA Holdings, Inc.:
3.75% 3/15/19	375	383
4.25% 10/15/19	1,330	1,377
6.5% 2/15/20	1,250	1,422
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	38
4.125% 9/15/20	259	277
UnitedHealth Group, Inc. 2.75% 2/15/23	59	60
		4,246
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	66
4.15% 2/1/24	99	106
		274
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.2%
AbbVie, Inc.:
1.75% 11/6/17	$ 358	$ 361
2.9% 11/6/22	368	368
Bayer U.S. Finance LLC:
2.375% 10/8/19 (f)	286	291
3% 10/8/21 (f)	209	216
3.375% 10/8/24 (f)	200	208
Mylan, Inc. 1.35% 11/29/16	120	120
Perrigo Co. PLC 2.3% 11/8/18	200	202
Perrigo Finance PLC:
3.5% 12/15/21	200	207
3.9% 12/15/24	200	207
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Zoetis, Inc.:
1.875% 2/1/18	57	57
3.25% 2/1/23	138	137
		2,494
TOTAL HEALTH CARE		8,517
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	309	358
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	10	10
6.9% 7/2/19	2	3
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	9
8.36% 1/20/19	7	7
		29
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	202
3.75% 2/1/22	505	513
3.875% 4/1/21	387	399
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Air Lease Corp.: - continued
4.25% 9/15/24	$ 336	$ 346
4.75% 3/1/20	338	364
		1,824
TOTAL INDUSTRIALS		2,211
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	131	134
Tyco Electronics Group SA 2.375% 12/17/18	74	75
		209
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	371
4.25% 11/15/20	186	203
		574
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	16
Metals & Mining - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	360	380
4.25% 7/17/42 (f)	200	195
4.875% 11/4/44 (f)	1,401	1,489
5.625% 10/18/43 (f)	254	298
Freeport-McMoRan, Inc. 2.3% 11/14/17	289	285
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	359
Vale Overseas Ltd.:
4.375% 1/11/22	200	194
6.25% 1/23/17	503	535
		3,735
TOTAL MATERIALS		4,325
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.:
5.15% 6/15/17	$ 28	$ 30
6% 4/1/17	70	75
6.15% 9/15/19	226	247
Embarq Corp.:
7.082% 6/1/16	236	252
7.995% 6/1/36	1,725	2,018
Verizon Communications, Inc.:
1.35% 6/9/17	591	591
2.625% 2/21/20 (f)	615	620
4.5% 9/15/20	1,100	1,210
5.012% 8/21/54 (f)	1,641	1,714
6.25% 4/1/37	187	235
6.4% 9/15/33	346	439
6.55% 9/15/43	1,418	1,866
		9,297
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	276	280
3.125% 7/16/22	255	260
		540
TOTAL TELECOMMUNICATION SERVICES		9,837
UTILITIES - 0.9%
Electric Utilities - 0.5%
American Electric Power Co., Inc.:
1.65% 12/15/17	147	148
2.95% 12/15/22	140	140
American Transmission Systems, Inc. 5% 9/1/44 (f)	148	170
Dayton Power & Light Co. 1.875% 9/15/16	119	120
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	273	321
6.4% 9/15/20 (f)	850	1,008
Edison International 3.75% 9/15/17	226	239
Eversource Energy:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	429
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 846	$ 862
4.25% 3/15/23	1,949	2,052
7.375% 11/15/31	608	776
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	721
LG&E and KU Energy LLC:
2.125% 11/15/15	255	257
3.75% 11/15/20	49	51
Monongahela Power Co. 4.1% 4/15/24 (f)	131	143
Nevada Power Co. 6.5% 5/15/18	165	189
NV Energy, Inc. 6.25% 11/15/20	115	135
Pepco Holdings, Inc. 2.7% 10/1/15	240	242
PPL Capital Funding, Inc. 3.4% 6/1/23	207	213
Progress Energy, Inc. 4.4% 1/15/21	823	910
TECO Finance, Inc.:
4% 3/15/16	96	99
5.15% 3/15/20	141	158
		9,478
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	128
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	360
		488
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
1.25% 3/15/17	700	701
2.5566% 9/30/66 (i)	823	765
7.5% 6/30/66 (i)	26	27
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	523	522
2% 11/15/18	403	407
National Grid PLC 6.3% 8/1/16	183	198
NiSource Finance Corp.:
4.45% 12/1/21	155	168
5.25% 2/15/43	357	428
5.45% 9/15/20	468	536
5.8% 2/1/42	199	249
6.4% 3/15/18	58	66
6.8% 1/15/19	677	797
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp. 2.4% 3/1/19	$ 55	$ 55
Puget Energy, Inc.:
6% 9/1/21	457	543
6.5% 12/15/20	147	176
Sempra Energy:
2.3% 4/1/17	376	384
2.875% 10/1/22	1,154	1,156
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	21	21
		7,199
TOTAL UTILITIES		17,165
TOTAL NONCONVERTIBLE BONDS (Cost $229,572)		237,812
U.S. Government and Government Agency Obligations - 7.6%

U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	2,800	2,856
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	6,550	7,843
U.S. Treasury Inflation-Indexed Notes 0.125% 7/15/24	7,243	7,180
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		17,879
U.S. Treasury Obligations - 6.6%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 4/2/15 to 5/14/15 (h)	1,850	1,850
U.S. Treasury Bonds:
2.5% 2/15/45	2,817	2,762
3% 11/15/44	7,714	8,367
3.125% 8/15/44	1,741	1,929
U.S. Treasury Notes:
0.875% 1/15/18	41,472	41,346
1% 2/15/18	51,720	51,716
1.25% 1/31/20 (e)	5,065	5,004
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/15/25	$ 4,721	$ 4,721
2.25% 11/15/24	7,600	7,766
TOTAL U.S. TREASURY OBLIGATIONS		125,461
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $142,679)		143,340
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 1.1%
2.053% 6/1/36 (i)	8	9
2.389% 7/1/37 (i)	15	16
2.5% 1/1/28 to 12/1/29	293	300
2.5% 3/1/30 (g)	400	410
2.542% 6/1/42 (i)	44	45
2.96% 11/1/40 (i)	21	22
2.982% 9/1/41 (i)	23	24
3% 1/1/43 to 8/1/43	842	859
3.059% 10/1/41 (i)	15	16
3.235% 7/1/41 (i)	39	41
3.318% 10/1/41 (i)	18	19
3.5% 2/1/26 to 1/1/44	15,412	16,262
3.5% 3/1/45 (g)	1,100	1,153
3.563% 7/1/41 (i)	39	41
4% 1/1/42 to 12/1/43	269	291
4% 3/1/45 (g)	600	641
4.5% 12/1/23 to 1/1/43	95	103
4.5% 3/1/45 (g)	400	435
4.5% 3/1/45	500	543
6% 11/1/35 to 8/1/37	337	387
TOTAL FANNIE MAE		21,617
Freddie Mac - 0.2%
3.136% 10/1/35 (i)	19	20
3.227% 9/1/41 (i)	23	25
3.242% 4/1/41 (i)	29	30
3.298% 6/1/41 (i)	30	32
3.468% 5/1/41 (i)	33	34
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.5% 9/1/42 to 2/1/44	$ 2,533	$ 2,668
3.626% 6/1/41 (i)	38	41
3.71% 5/1/41 (i)	31	32
4% 2/1/41 to 9/1/44	590	633
4.5% 3/1/44	186	202
5% 11/1/40	237	262
TOTAL FREDDIE MAC		3,979
Ginnie Mae - 0.1%
3% 6/20/42 to 1/20/45	293	302
3.5% 10/20/42 to 8/20/43	283	298
4% 9/20/40 to 1/20/41	253	272
4.5% 5/20/41	197	214
5.5% 6/15/35	109	125
TOTAL GINNIE MAE		1,211
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $26,636)		26,807
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (i)	30	26
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	370	371
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (i)	2	2
Series 2004-R2 Class M3, 0.9933% 4/25/34 (i)	4	3
Series 2005-R2 Class M1, 0.621% 4/25/35 (i)	8	8
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (i)	2	2
Series 2004-W11 Class M2, 1.221% 11/25/34 (i)	25	25
Series 2004-W7 Class M1, 0.9933% 5/25/34 (i)	27	26
Series 2006-W4 Class A2C, 0.331% 5/25/36 (i)	53	18
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.9933% 4/25/34 (i)	81	74
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	360	361
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (i)	$ 82	$ 54
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (f)	12	12
Series 2013-2A Class A, 1.75% 11/15/17 (f)	121	121
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.626% 4/25/34 (i)	3	3
Series 2004-4 Class M2, 0.966% 6/25/34 (i)	5	5
Series 2004-7 Class AF5, 5.868% 1/25/35	117	121
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (i)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (i)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (i)	0*	0*
Ford Credit Floorplan Master Owner Trust:
Series 2013-3 Class A1, 0.79% 6/15/17	700	700
Series 2015-1 Class B, 1.62% 1/15/20	615	612
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (i)	43	35
Class M4, 1.1883% 1/25/35 (i)	16	10
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (f)(i)	60	52
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (f)(i)	2	2
Series 2006-2A:
Class A, 0.353% 11/15/34 (f)(i)	23	22
Class B, 0.453% 11/15/34 (f)(i)	8	8
Class C, 0.553% 11/15/34 (f)(i)	14	12
Class D, 0.923% 11/15/34 (f)(i)	5	5
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.461% 8/25/33 (i)	22	21
Series 2003-5 Class A2, 0.871% 12/25/33 (i)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (i)	56	36
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (i)	27	27
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (i)	9	9
Series 2006-A Class 2C, 1.4046% 3/27/42 (i)	43	8
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (i)	18	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (i)	$ 3	$ 2
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (i)	19	17
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (i)	41	39
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (i)	3	2
Series 2005-NC1 Class M1, 0.831% 1/25/35 (i)	16	15
Series 2005-NC2 Class B1, 1.926% 3/25/35 (i)	11	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (i)	65	58
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (i)	24	23
Class M4, 2.3433% 9/25/34 (i)	31	19
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (i)	67	59
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (i)	0*	0*
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	223	224
Series 2015-1 Class A3, 1.27% 2/15/19	1,441	1,442
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (i)	39	36
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (i)	35	34
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (i)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (i)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (f)(i)	60	32
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (f)(i)	81	82
TOTAL ASSET-BACKED SECURITIES (Cost $4,500)		4,893
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.731% 1/25/35 (i)	55	54
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (i)	21	21
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.3735% 12/20/54 (f)(i)	$ 271	$ 268
Series 2006-2 Class C1, 1.1135% 12/20/54 (i)	242	238
Series 2006-3 Class C2, 1.1735% 12/20/54 (i)	50	49
Series 2006-4:
Class C1, 0.9335% 12/20/54 (i)	103	100
Class M1, 0.5135% 12/20/54 (i)	44	43
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (i)	84	81
Class 1M1, 0.4735% 12/20/54 (i)	54	52
Class 2C1, 1.0335% 12/20/54 (i)	38	37
Class 2M1, 0.6735% 12/20/54 (i)	70	69
Series 2007-2 Class 2C1, 1.033% 12/17/54 (i)	97	95
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (i)	19	20
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (i)	48	42
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (i)	21	19
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (i)	32	30
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (i)	55	52
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5163% 6/10/35 (f)(i)	10	10
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (i)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (i)	8	8
TOTAL PRIVATE SPONSOR		1,289
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	3	4
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $304)		1,293
Commercial Mortgage Securities - 1.6%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (i)(k)	$ 21	$ 0*
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2:
Class A4, 5.729% 5/10/45 (i)	251	259
Class AAB, 5.711% 5/10/45 (i)	9	9
Series 2006-3 Class A4, 5.889% 7/10/44	1,810	1,894
Series 2006-5 Class A2, 5.317% 9/10/47	100	100
Series 2006-6 Class A3, 5.369% 10/10/45	150	152
Series 2006-4 Class A1A, 5.617% 7/10/46 (i)	838	884
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)	233	234
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	6
Series 2007-3:
Class A3, 5.5907% 6/10/49 (i)	89	89
Class A4, 5.5907% 6/10/49 (i)	740	790
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	256	273
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (f)(i)	2	2
Series 2005-4A:
Class A2, 0.561% 1/25/36 (f)(i)	38	34
Class B1, 1.571% 1/25/36 (f)(i)	2	1
Class M1, 0.621% 1/25/36 (f)(i)	12	10
Class M2, 0.641% 1/25/36 (f)(i)	4	3
Class M3, 0.671% 1/25/36 (f)(i)	5	4
Class M4, 0.781% 1/25/36 (f)(i)	3	2
Class M5, 0.821% 1/25/36 (f)(i)	3	2
Class M6, 0.871% 1/25/36 (f)(i)	3	2
Series 2006-3A Class M4, 0.601% 10/25/36 (f)(i)	2	0*
Series 2007-1 Class A2, 0.441% 3/25/37 (f)(i)	22	19
Series 2007-2A:
Class A1, 0.441% 7/25/37 (f)(i)	23	19
Class A2, 0.491% 7/25/37 (f)(i)	21	17
Class M1, 0.541% 7/25/37 (f)(i)	8	3
Class M2, 0.581% 7/25/37 (f)(i)	4	1
Class M3, 0.661% 7/25/37 (f)(i)	3	0*
Series 2007-3:
Class A2, 0.461% 7/25/37 (f)(i)	24	20
Class M1, 0.481% 7/25/37 (f)(i)	4	3
Class M2, 0.511% 7/25/37 (f)(i)	5	3
Class M3, 0.541% 7/25/37 (f)(i)	7	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.671% 7/25/37 (f)(i)	$ 11	$ 4
Class M5, 0.771% 7/25/37 (f)(i)	6	1
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (f)(i)	9	2
Class M2, 1.2183% 9/25/37 (f)(i)	3	0*
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(i)(k)	212	4
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7072% 6/11/40 (i)	44	47
Series 2006-T22 Class A4, 5.5714% 4/12/38 (i)	8	9
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (f)(i)(k)	3,453	12
Series 2007-T28 Class X2, 0.1365% 9/11/42 (f)(i)(k)	2,150	3
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (f)(i)	16	16
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1665% 12/15/27 (f)(i)	188	188
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	7	7
Class A4, 5.322% 12/11/49	2,380	2,509
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	84	82
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (f)(i)	6	6
sequential payer Series 2006-C7 Class A1A, 5.7449% 6/10/46 (i)	253	264
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	68	73
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (f)(i)	51	51
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(i)(k)	0*	0
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (f)(i)	115	13
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (f)	510	516
Class CFX, 3.3822% 12/15/19 (f)	433	431
Class DFX, 3.3822% 12/15/19 (f)	367	359
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 1,665	$ 1,764
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8188% 7/10/38 (i)	441	458
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (i)	134	137
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	78	83
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	100	102
Class DFX, 4.4065% 11/5/30 (f)	765	779
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (f)(i)	6	6
Class F, 0.503% 11/15/18 (f)(i)	14	14
Class G, 0.533% 11/15/18 (f)(i)	13	12
Class H, 0.673% 11/15/18 (f)(i)	10	9
Series 2014-BXH:
Class C, 1.823% 4/15/27 (f)(i)	130	130
Class D, 2.423% 4/15/27 (f)(i)	277	276
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	482	508
Series 2006-CB17 Class A4, 5.429% 12/12/43	231	242
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	833	871
Series 2006-LDP9 Class A3, 5.336% 5/15/47	30	32
Series 2007-CB18 Class A4, 5.44% 6/12/47	67	71
Series 2007-CB19 Class A4, 5.6985% 2/12/49 (i)	1,130	1,213
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (i)	790	846
Series 2007-LDPX Class A3, 5.42% 1/15/49	521	554
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (i)	700	727
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (i)	4	0*
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (i)	58	63
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	36
Series 2006-C7 Class A2, 5.3% 11/15/38	39	39
Series 2007-C1 Class A4, 5.424% 2/15/40	533	566
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	87	92
Series 2007-C7 Class A3, 5.866% 9/15/45	440	482
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4198% 1/12/44 (f)(i)	65	63
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2007-C1 Class A4, 5.837% 6/12/50 (i)	$ 354	$ 381
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (i)	38	40
Class ASB, 5.133% 12/12/49 (i)	16	17
Series 2007-5 Class A4, 5.378% 8/12/48	59	63
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	550	589
Series 2007-7 Class A4, 5.7473% 6/12/50 (i)	263	283
Series 2007-6 Class B, 5.635% 3/12/51 (i)	75	23
Series 2007-7 Class B, 5.7473% 6/12/50 (i)	7	0*
Series 2007-8 Class A3, 5.8862% 8/12/49 (i)	65	71
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (f)(i)	16	14
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (f)(i)	0*	0*
Class D, 0.357% 10/15/20 (f)(i)	30	30
Class E, 0.417% 10/15/20 (f)(i)	38	37
Class F, 0.467% 10/15/20 (f)(i)	23	22
Class G, 0.507% 10/15/20 (f)(i)	28	28
Class H, 0.597% 10/15/20 (f)(i)	18	17
Class J, 0.747% 10/15/20 (f)(i)	10	9
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	7	7
Series 2006-IQ11 Class A4, 5.6614% 10/15/42 (i)	19	19
Series 2007-HQ12 Class A2, 5.6074% 4/12/49 (i)	89	89
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	2,968	3,181
Class B, 5.7403% 4/15/49 (i)	18	2
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	694	930
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (f)(i)	8	8
Class J, 0.773% 9/15/21 (f)(i)	18	17
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (f)(i)	168	161
Class LXR1, 0.873% 6/15/20 (f)(i)	9	8
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	306	321
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	$ 277	$ 293
Series 2007-C30 Class A5, 5.342% 12/15/43	540	575
Series 2007-C31 Class A4, 5.509% 4/15/47	1,070	1,125
Series 2007-C32 Class A3, 5.7206% 6/15/49 (i)	235	251
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (i)	1,094	1,167
Class A5, 5.9428% 2/15/51 (i)	50	54
Series 2005-C19 Class B, 4.892% 5/15/44	75	75
Series 2005-C22:
Class B, 5.3597% 12/15/44 (i)	166	164
Class F, 5.3597% 12/15/44 (f)(i)	125	32
Series 2006-C26 Class A1A, 6.009% 6/15/45 (i)	405	425
Series 2006-C27 Class A1A, 5.749% 7/15/45 (i)	698	733
Series 2007-C31 Class C, 5.6742% 4/15/47 (i)	21	21
Series 2007-C31A Class A2, 5.421% 4/15/47	156	156
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,194)		31,049
Municipal Securities - 0.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	100	101
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	106
7.3% 10/1/39	535	807
7.5% 4/1/34	465	705
7.55% 4/1/39	1,375	2,176
7.6% 11/1/40	895	1,442
7.625% 3/1/40	2,275	3,598
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	86
Series 2010 C1, 7.781% 1/1/35	395	479
Series 2012 B, 5.432% 1/1/42	105	98
6.314% 1/1/44	515	539
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	35	36
5.1% 6/1/33	2,375	2,397
Series 2010-1, 6.63% 2/1/35	525	592
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2010-3:
5.547% 4/1/19	$ 10	$ 11
6.725% 4/1/35	805	914
7.35% 7/1/35	220	263
Series 2011:
4.961% 3/1/16	35	36
5.365% 3/1/17	15	16
5.665% 3/1/18	330	360
5.877% 3/1/19	915	1,014
Series 2013:
2.69% 12/1/17	110	112
3.14% 12/1/18	115	116
TOTAL MUNICIPAL SECURITIES (Cost $15,222)		16,004
Foreign Government and Government Agency Obligations - 0.0%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (f) (Cost $365)	365	367
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21	598	611
KeyBank NA 2.25% 3/16/20	1,500	1,503
TOTAL BANK NOTES (Cost $2,095)		2,114
Fixed-Income Funds - 6.1%
	Shares
Fidelity High Income Central Fund 2 (j)	321,303	37,030
Fidelity Mortgage Backed Securities Central Fund (j)	718,717	78,944
TOTAL FIXED-INCOME FUNDS (Cost $107,426)		115,974
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	68,602,442	$ 68,602
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(d)	7,718,935	7,719
TOTAL MONEY MARKET FUNDS (Cost $76,321)		76,321
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (c) (Cost $4,040)	$ 4,040	4,040
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,625,877)		1,926,429
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(25,874)
NET ASSETS - 100%		$ 1,900,555
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
294 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 30,911	$ 822

The face value of futures purchased as a percentage of net assets is 1.6%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	$ 15	$ (15)	$ -	$ (15)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,717,000 or 1.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,318,000.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,132,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,040,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 4,040
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 41
Fidelity High Income Central Fund 2	1,058
Fidelity Mortgage Backed Securities Central Fund	985
Fidelity Securities Lending Cash Central Fund	69
Total	$ 2,153
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 36,948	$ 1,076	$ -	$ 37,030	4.5%
Fidelity Mortgage Backed Securities Central Fund	78,954	18,594	19,728	78,944	1.8%
Total	$ 115,902	$ 19,670	$ 19,728	$ 115,974
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 176,517	$ 175,536	$ -	$ 981
Consumer Staples	122,502	119,274	3,228	-
Energy	104,928	103,069	1,859	-
Financials	199,899	199,899	-	-
Health Care	190,949	184,291	6,658	-
Industrials	120,211	120,211	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 239,899	$ 239,748	$ -	$ 151
Materials	54,078	54,078	-	-
Telecommunication Services	22,853	22,853	-	-
Utilities	34,579	34,579	-	-
Corporate Bonds	237,812	-	237,812	-
U.S. Government and Government Agency Obligations	143,340	-	143,340	-
U.S. Government Agency - Mortgage Securities	26,807	-	26,807	-
Asset-Backed Securities	4,893	-	4,861	32
Collateralized Mortgage Obligations	1,293	-	1,293	-
Commercial Mortgage Securities	31,049	-	30,994	55
Municipal Securities	16,004	-	16,004	-
Foreign Government and Government Agency Obligations	367	-	367	-
Bank Notes	2,114	-	2,114	-
Fixed-Income Funds	115,974	115,974	-	-
Money Market Funds	76,321	76,321	-	-
Cash Equivalents	4,040	-	4,040	-
Total Investments in Securities:	$ 1,926,429	$ 1,445,833	$ 479,377	$ 1,219
Derivative Instruments:
Assets
Futures Contracts	$ 822	$ 822	$ -	$ -
Liabilities
Swaps	$ (15)	$ -	$ (15)	$ -
Total Derivative Instruments:	$ 807	$ 822	$ (15)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 822	$ -
Credit Risk
Swaps (b)	-	(15)
Total Value of Derivatives	$ 822	$ (15)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	5.7%
BBB	8.3%
BB	1.9%
B	1.3%
CCC,CC,C	0.1%
D	0.0%
Not Rated	0.0%
Equities	66.6%
Short-Term Investments and Net Other Assets	2.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.9%
United Kingdom	2.3%
Ireland	2.1%
Cayman Islands	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	4.6%
100.0%
The information in the above table is based on the combined investments of the Fund and it's pro-rata share of the investments of Fidelity's fixed-income funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,214 and repurchase agreements of $4,040) - See accompanying schedule: Unaffiliated issuers (cost $1,442,130)	$ 1,734,134
Fidelity Central Funds (cost $183,747)	192,295
Total Investments (cost $1,625,877)		$ 1,926,429
Cash		3
Receivable for investments sold		11,585
Receivable for fund shares sold		4,188
Dividends receivable		1,509
Interest receivable		3,028
Distributions receivable from Fidelity Central Funds		13
Prepaid expenses		2
Other receivables		45
Total assets		1,946,802

Liabilities
Payable for investments purchased Regular delivery	$ 26,021
Delayed delivery	3,169
Payable for fund shares redeemed	3,402
Bi-lateral OTC swaps, at value	15
Accrued management fee	619
Distribution and service plan fees payable	693
Payable for daily variation margin for derivative instruments	100
Other affiliated payables	341
Other payables and accrued expenses	127
Collateral on securities loaned, at value	11,760
Total liabilities		46,247

Net Assets		$ 1,900,555
Net Assets consist of:
Paid in capital		$ 1,567,905
Undistributed net investment income		4,359
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,937
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		301,354
Net Assets		$ 1,900,555

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($415,070 ÷ 21,120.4 shares)	$ 19.65

Maximum offering price per share (100/94.25 of $19.65)	$ 20.85
Class T: Net Asset Value and redemption price per share ($1,030,182 ÷ 51,928.7 shares)	$ 19.84

Maximum offering price per share (100/96.50 of $19.84)	$ 20.56
Class B: Net Asset Value and offering price per share ($9,862 ÷ 501.4 shares)A	$ 19.67

Class C: Net Asset Value and offering price per share ($219,728 ÷ 11,246.7 shares)A	$ 19.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($192,664 ÷ 9,641.7 shares)	$ 19.98

Class Z: Net Asset Value, offering price and redemption price per share ($33,049 ÷ 1,653.9 shares)	$ 19.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 9,409
Interest		5,756
Income from Fidelity Central Funds		2,153
Total income		17,318

Expenses
Management fee	$ 3,473
Transfer agent fees	1,617
Distribution and service plan fees	3,887
Accounting and security lending fees	342
Custodian fees and expenses	49
Independent trustees' compensation	3
Registration fees	81
Audit	54
Legal	6
Miscellaneous	10
Total expenses before reductions	9,522
Expense reductions	(23)	9,499
Net investment income (loss)		7,819
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,517
Fidelity Central Funds	207
Foreign currency transactions	(32)
Futures contracts	1,038
Total net realized gain (loss)		63,730
Change in net unrealized appreciation (depreciation) on: Investment securities	9,751
Futures contracts	105
Delayed delivery commitments	6
Total change in net unrealized appreciation (depreciation)		9,862
Net gain (loss)		73,592
Net increase (decrease) in net assets resulting from operations		$ 81,411

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,819	$ 15,357
Net realized gain (loss)	63,730	98,962
Change in net unrealized appreciation (depreciation)	9,862	136,177
Net increase (decrease) in net assets resulting from operations	81,411	250,496
Distributions to shareholders from net investment income	(5,963)	(15,035)
Distributions to shareholders from net realized gain	(102,365)	(56,875)
Total distributions	(108,328)	(71,910)
Share transactions - net increase (decrease)	280,336	162,208
Total increase (decrease) in net assets	253,419	340,794

Net Assets
Beginning of period	1,647,136	1,306,342
End of period (including undistributed net investment income of $4,359 and undistributed net investment income of $2,503, respectively)	$ 1,900,555	$ 1,647,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.10	$ 17.84	$ 16.31	$ 14.83	$ 13.29	$ 12.61
Income from Investment Operations
Net investment income (loss) E	.11	.23	.22	.24	.23	.24
Net realized and unrealized gain (loss)	.74	3.03	1.52	1.48	1.55	.70
Total from investment operations	.85	3.26	1.74	1.72	1.78	.94
Distributions from net investment income	(.09)	(.23)	(.21)	(.24)	(.23)	(.24)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)	(.02)
Total distributions	(1.30)	(1.00)	(.21)	(.24)	(.24)	(.26)I
Net asset value, end of period	$ 19.65	$ 20.10	$ 17.84	$ 16.31	$ 14.83	$ 13.29
Total ReturnB, C, D	4.71%	18.93%	10.74%	11.72%	13.34%	7.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.91%A	.92%	.95%	.98%	1.00%	1.00%
Expenses net of fee waivers, if any	.91%A	.92%	.95%	.98%	1.00%	1.00%
Expenses net of all reductions	.91%A	.92%	.94%	.98%	.99%	.99%
Net investment income (loss)	1.09%A	1.22%	1.27%	1.56%	1.53%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$ 415	$ 366	$ 270	$ 249	$ 215	$ 203
Portfolio turnover rateG	104%A	79%	124%	124%	146%J	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share. JThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.28	$ 17.99	$ 16.44	$ 14.95	$ 13.40	$ 12.70
Income from Investment Operations
Net investment income (loss) E	.08	.19	.18	.21	.20	.21
Net realized and unrealized gain (loss)	.76	3.05	1.54	1.49	1.56	.72
Total from investment operations	.84	3.24	1.72	1.70	1.76	.93
Distributions from net investment income	(.06)	(.19)	(.17)	(.21)	(.20)	(.21)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)	(.02)
Total distributions	(1.28)K	(.95)J	(.17)	(.21)	(.21)	(.23)I
Net asset value, end of period	$ 19.84	$ 20.28	$ 17.99	$ 16.44	$ 14.95	$ 13.40
Total ReturnB, C, D	4.58%	18.66%	10.55%	11.44%	13.09%	7.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15%A	1.15%	1.17%	1.19%	1.20%	1.23%
Expenses net of fee waivers, if any	1.15%A	1.15%	1.17%	1.19%	1.20%	1.23%
Expenses net of all reductions	1.14%A	1.15%	1.16%	1.18%	1.19%	1.21%
Net investment income (loss)	.85%A	.99%	1.05%	1.36%	1.33%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 1,030	$ 960	$ 821	$ 737	$ 673	$ 619
Portfolio turnover rateG	104%A	79%	124%	124%	146%L	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share. JTotal distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share. KTotal distributions of $1.28 per share is comprised of distributions from net investment income of $0.063 and distributions from net realized gain of $1.212 per share. LThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.11	$ 17.84	$ 16.30	$ 14.81	$ 13.27	$ 12.58
Income from Investment Operations
Net investment income (loss) E	.03	.07	.08	.12	.11	.13
Net realized and unrealized gain (loss)	.75	3.03	1.52	1.47	1.54	.71
Total from investment operations	.78	3.10	1.60	1.59	1.65	.84
Distributions from net investment income	(.01)	(.06)	(.06)	(.10)	(.10)	(.13)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)	(.02)
Total distributions	(1.22)	(.83)	(.06)	(.10)	(.11)	(.15)I
Net asset value, end of period	$ 19.67	$ 20.11	$ 17.84	$ 16.30	$ 14.81	$ 13.27
Total ReturnB, C, D	4.30%	17.95%	9.85%	10.78%	12.42%	6.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74%A	1.76%	1.78%	1.78%	1.80%	1.82%
Expenses net of fee waivers, if any	1.74%A	1.76%	1.78%	1.78%	1.80%	1.82%
Expenses net of all reductions	1.74%A	1.75%	1.77%	1.78%	1.79%	1.81%
Net investment income (loss)	.26%A	.38%	.44%	.76%	.73%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 11	$ 13	$ 15	$ 19	$ 24
Portfolio turnover rateG	104%A	79%	124%	124%	146%J	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share. JThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.99	$ 17.76	$ 16.24	$ 14.77	$ 13.23	$ 12.55
Income from Investment Operations
Net investment income (loss) E	.03	.09	.09	.13	.12	.13
Net realized and unrealized gain (loss)	.75	3.01	1.52	1.46	1.55	.71
Total from investment operations	.78	3.10	1.61	1.59	1.67	.84
Distributions from net investment income	(.02)	(.10)	(.09)	(.12)	(.12)	(.15)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)	(.02)
Total distributions	(1.23)	(.87)	(.09)	(.12)	(.13)	(.16)I
Net asset value, end of period	$ 19.54	$ 19.99	$ 17.76	$ 16.24	$ 14.77	$ 13.23
Total ReturnB, C, D	4.34%	18.01%	9.93%	10.81%	12.59%	6.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.67%A	1.68%	1.71%	1.73%	1.74%	1.76%
Expenses net of fee waivers, if any	1.67%A	1.68%	1.71%	1.73%	1.74%	1.76%
Expenses net of all reductions	1.67%A	1.68%	1.70%	1.72%	1.73%	1.75%
Net investment income (loss)	.33%A	.46%	.51%	.81%	.79%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 220	$ 160	$ 105	$ 80	$ 69	$ 62
Portfolio turnover rateG	104%A	79%	124%	124%	146%J	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share. JThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 18.11	$ 16.55	$ 15.06	$ 13.49	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.13	.29	.27	.29	.28	.28
Net realized and unrealized gain (loss)	.76	3.06	1.55	1.49	1.57	.72
Total from investment operations	.89	3.35	1.82	1.78	1.85	1.00
Distributions from net investment income	(.12)	(.28)	(.26)	(.29)	(.27)	(.28)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)	(.02)
Total distributions	(1.33)	(1.04) I	(.26)	(.29)	(.28)	(.30) H
Net asset value, end of period	$ 19.98	$ 20.42	$ 18.11	$ 16.55	$ 15.06	$ 13.49
Total ReturnB, C	4.84%	19.21%	11.08%	11.96%	13.69%	7.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.65%A	.66%	.68%	.70%	.71%	.73%
Expenses net of fee waivers, if any	.65%A	.66%	.68%	.70%	.71%	.73%
Expenses net of all reductions	.65%A	.66%	.67%	.70%	.70%	.72%
Net investment income (loss)	1.35%A	1.48%	1.54%	1.84%	1.82%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$ 193	$ 124	$ 97	$ 66	$ 42	$ 34
Portfolio turnover rateF	104%A	79%	124%	124%	146%J	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share. ITotal distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share. JThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 18.11	$ 18.56
Income from Investment Operations
Net investment income (loss) D	.15	.32	.01
Net realized and unrealized gain (loss)	.75	3.06	(.46)
Total from investment operations	.90	3.38	(.45)
Distributions from net investment income	(.13)	(.31)	-
Distributions from net realized gain	(1.21)	(.77)	-
Total distributions	(1.34)	(1.07)I	-
Net asset value, end of period	$ 19.98	$ 20.42	$ 18.11
Total ReturnB, C	4.91%	19.40%	(2.42)%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%A	.51%	.53%A
Expenses net of fee waivers, if any	.51%A	.51%	.53%A
Expenses net of all reductions	.51%A	.51%	.52%A
Net investment income (loss)	1.49%A	1.62%	.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,049	$ 26,518	$ 98
Portfolio turnover rateF	104%A	79%	124%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to August 31, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 323,374
Gross unrealized depreciation	(24,192)
Net unrealized appreciation (depreciation) on securities	$ 299,182

Tax cost	$ 1,627,247

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ -	$ -
Equity Risk
Futures Contracts	1,038	105
Totals (a)	$ 1,038	$ 105

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $647,665 and $494,176, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 477	$ 20
Class T	.25%	.25%	2,450	32
Class B	.75%	.25%	50	38
Class C	.75%	.25%	910	248
			$ 3,887	$ 338

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 134
Class T	28
Class B*	4
Class C*	14
$ 180

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 376.20
Class T	890.18
Class B	14.27
Class C	187.21
Institutional Class	143.19
Class Z	7.05
	$ 1,617

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $245. Security lending income represents the income earned on investing cash collateral, less rebates

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $3. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $69 (including $33 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $23 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 1,664	$ 3,866
Class T	3,095	8,717
Class B	3	39
Class C	148	701
Institutional Class	866	1,632
Class Z	187	80
Total	$ 5,963	$ 15,035
From net realized gain
Class A	$ 22,655	$ 11,846
Class T	58,592	35,422
Class B	624	522
Class C	10,374	4,798
Institutional Class	8,438	4,283
Class Z	1,682	4
Total	$ 102,365	$ 56,875

Semiannual Report

11. Share Transactions.

Share transactions for each class were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	4,555	5,619	$ 88,091	$ 106,689
Reinvestment of distributions	1,252	819	23,206	14,945
Shares redeemed	(2,902)	(3,372)	(56,059)	(64,162)
Net increase (decrease)	2,905	3,066	$ 55,238	$ 57,472
Class T
Shares sold	6,615	10,824	$ 128,989	$ 206,801
Reinvestment of distributions	3,210	2,330	60,075	42,769
Shares redeemed	(5,243)	(11,440)	(101,898)	(218,867)
Net increase (decrease)	4,582	1,714	$ 87,166	$ 30,703
Class B
Shares sold	61	48	$ 1,162	$ 932
Reinvestment of distributions	30	28	566	499
Shares redeemed	(124)	(249)	(2,393)	(4,713)
Net increase (decrease)	(33)	(173)	$ (665)	$ (3,282)
Class C
Shares sold	3,345	3,067	$ 64,009	$ 57,908
Reinvestment of distributions	523	280	9,654	5,062
Shares redeemed	(628)	(1,247)	(12,055)	(23,564)
Net increase (decrease)	3,240	2,100	$ 61,608	$ 39,406
Institutional Class
Shares sold	4,365	4,018	$ 85,811	$ 77,571
Reinvestment of distributions	454	308	8,561	5,707
Shares redeemed	(1,230)	(3,655)	(24,277)	(70,640)
Net increase (decrease)	3,589	671	$ 70,095	$ 12,638

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class Z
Shares sold	370	1,348	$ 7,271	$ 26,331
Reinvestment of distributions	99	4	1,869	84
Shares redeemed	(114)	(58)	(2,246)	(1,144)
Net increase (decrease)	355	1,294	$ 6,894	$ 25,271

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIG-USAN-0415
1.786777.112

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Institutional Class

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.91%
Actual		$ 1,000.00	$ 1,047.10	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 1,045.80	$ 5.83
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76
Class B	1.74%
Actual		$ 1,000.00	$ 1,043.00	$ 8.81
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Class C	1.67%
Actual		$ 1,000.00	$ 1,043.40	$ 8.46
HypotheticalA		$ 1,000.00	$ 1,016.51	$ 8.35
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,048.40	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class Z	.51%
Actual		$ 1,000.00	$ 1,049.10	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	2.6
Google, Inc. Class C	1.3	1.3
Citigroup, Inc.	1.2	0.6
Bank of America Corp.	1.1	1.1
Chevron Corp.	1.0	1.5
	7.5
Top Five Bond Issuers as of February 28, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.5	7.5
Fannie Mae	3.3	3.4
Freddie Mac	1.1	1.2
Ginnie Mae	1.1	1.1
Citigroup, Inc.	0.9	0.2
	13.9
Top Five Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	15.5
Information Technology	12.6	13.1
Health Care	10.8	10.4
Consumer Discretionary	10.6	10.1
Energy	7.8	8.7
Asset Allocation (% of fund's net assets)
As of February 28, 2015 *		As of August 31, 2014 **
	Stocks and Equity Futures 68.1%		Stocks and Equity Futures 72.1%
	Bonds 30.3%		Bonds 25.8%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	11.1%	** Foreign investments	9.2%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 0.1%
Harley-Davidson, Inc.	38,000	$ 2,416
Diversified Consumer Services - 0.4%
H&R Block, Inc.	197,181	6,734
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	59,059	1,869
Extended Stay America, Inc. unit	417,355	8,055
McDonald's Corp.	128,275	12,686
Panera Bread Co. Class A (a)	48,560	7,839
Starbucks Corp.	131,300	12,275
Wynn Resorts Ltd.	24,500	3,491
		46,215
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	10,000	3,802
Ctrip.com International Ltd. sponsored ADR (a)	52,200	2,368
Liberty Interactive Corp. Series A (a)	363,297	10,728
Priceline Group, Inc. (a)	7,100	8,786
Travelport Worldwide Ltd.	159,600	2,544
		28,228
Media - 2.6%
Comcast Corp. Class A	50,462	2,996
DIRECTV (a)	110,349	9,777
DreamWorks Animation SKG, Inc. Class A (a)	191,900	4,109
Legend Pictures LLC (a)(l)(m)	415	981
Liberty Media Corp. Class C (a)	207,300	8,002
Manchester United PLC (a)	113,900	1,821
The Madison Square Garden Co. Class A (a)	137,786	10,796
Twenty-First Century Fox, Inc. Class A	340,142	11,905
		50,387
Multiline Retail - 0.9%
B&M European Value Retail S.A.	954,914	4,718
Dollar General Corp. (a)	151,535	11,004
Poundland Group PLC	128,786	767
		16,489
Specialty Retail - 0.6%
Michaels Companies, Inc.	125,100	3,528
TJX Companies, Inc.	112,180	7,700
		11,228
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	58,886	$ 4,030
NIKE, Inc. Class B	111,100	10,790
		14,820
TOTAL CONSUMER DISCRETIONARY		176,517
CONSUMER STAPLES - 6.4%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	15,429	1,957
Coca-Cola Icecek Sanayi A/S	19,269	374
Diageo PLC sponsored ADR	12,869	1,529
Embotelladora Andina SA sponsored ADR	22,411	373
Monster Beverage Corp. (a)	21,800	3,076
Pernod Ricard SA	11,696	1,387
Remy Cointreau SA (e)	12,213	897
The Coca-Cola Co.	317,299	13,739
		23,332
Food & Staples Retailing - 1.7%
CVS Health Corp.	126,027	13,090
Kroger Co.	114,718	8,162
Sysco Corp.	88,173	3,438
Wal-Mart Stores, Inc.	48,649	4,083
Whole Foods Market, Inc.	49,400	2,791
		31,564
Food Products - 0.8%
Bunge Ltd.	31,038	2,538
Keurig Green Mountain, Inc.	22,140	2,825
Mead Johnson Nutrition Co. Class A	61,989	6,494
Nestle SA	16,260	1,271
The Hershey Co.	27,500	2,854
		15,982
Household Products - 1.0%
Colgate-Palmolive Co.	32,800	2,323
Procter & Gamble Co.	195,528	16,645
		18,968
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	31,000	2,563
L'Oreal SA	4,800	872
		3,435
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.5%
Altria Group, Inc.	252,903	$ 14,236
British American Tobacco PLC sponsored ADR	119,699	13,941
Souza Cruz SA	47,950	428
		28,605
TOTAL CONSUMER STAPLES		121,886
ENERGY - 5.4%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	17,700	1,106
C&J Energy Services, Inc. (a)	84,710	1,155
Dril-Quip, Inc. (a)	16,139	1,173
FMC Technologies, Inc. (a)	41,316	1,650
Halliburton Co.	131,707	5,655
Independence Contract Drilling, Inc.	76,237	435
Oceaneering International, Inc.	35,229	1,921
		13,095
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	107,173	9,027
Apache Corp.	41,200	2,713
BG Group PLC	126,300	1,859
Cabot Oil & Gas Corp.	97,315	2,822
Chevron Corp.	182,976	19,520
Cimarex Energy Co.	39,300	4,310
Columbia Pipeline Partners LP	33,100	917
EOG Resources, Inc.	61,510	5,519
EP Energy Corp. (a)(e)	112,267	1,263
Exxon Mobil Corp.	135,091	11,961
Kinder Morgan, Inc.	189,456	7,770
Memorial Resource Development Corp.	86,800	1,780
Noble Energy, Inc.	132,845	6,274
Parsley Energy, Inc. Class A (e)	65,300	972
Phillips 66 Co.	81,174	6,369
PrairieSky Royalty Ltd. (e)	46,700	1,181
Suncor Energy, Inc. (e)	154,755	4,646
Valero Energy Partners LP	24,296	1,295
		90,198
TOTAL ENERGY		103,293
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 10.5%
Banks - 4.6%
Bank of America Corp.	1,365,491	$ 21,588
Citigroup, Inc.	446,130	23,386
Huntington Bancshares, Inc.	483,993	5,295
JPMorgan Chase & Co.	314,932	19,299
SunTrust Banks, Inc.	72,954	2,991
Synovus Financial Corp.	52,043	1,457
U.S. Bancorp	283,833	12,662
		86,678
Capital Markets - 1.6%
Ameriprise Financial, Inc.	20,589	2,751
BlackRock, Inc. Class A	16,690	6,199
Carlyle Group LP	17,200	445
E*TRADE Financial Corp. (a)	79,721	2,076
Goldman Sachs Group, Inc.	51,300	9,736
Invesco Ltd.	39,247	1,580
Northern Trust Corp.	43,405	3,031
Oaktree Capital Group LLC Class A	16,791	903
State Street Corp.	19,400	1,444
The Blackstone Group LP	43,855	1,643
		29,808
Consumer Finance - 1.5%
Capital One Financial Corp.	239,934	18,885
Navient Corp.	192,907	4,128
SLM Corp.	435,586	4,125
Springleaf Holdings, Inc. (a)	48,000	1,846
		28,984
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,212
Class B (a)	35,700	5,263
IntercontinentalExchange Group, Inc.	13,176	3,101
KBC Ancora (a)	20,348	696
		11,272
Insurance - 1.0%
Direct Line Insurance Group PLC	386,712	1,955
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,500	2,361
Marsh & McLennan Companies, Inc.	68,953	3,923
MetLife, Inc.	73,867	3,755
Principal Financial Group, Inc.	39,200	2,006
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	47,000	$ 4,721
Unum Group	37,300	1,252
WMI Holdings Corp. (a)	4,454	11
		19,984
Real Estate Investment Trusts - 1.0%
Altisource Residential Corp. Class B	250,010	5,163
American Tower Corp.	15,700	1,556
Boston Properties, Inc.	26,800	3,683
Digital Realty Trust, Inc.	51,800	3,438
Duke Realty LP	48,200	1,030
InfraReit, Inc.	18,400	499
Outfront Media, Inc.	25,812	773
Sun Communities, Inc.	37,142	2,510
		18,652
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	121,548	4,164
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	43,800	357
Washington Mutual, Inc. (a)	130,000	0
		357
TOTAL FINANCIALS		199,899
HEALTH CARE - 10.1%
Biotechnology - 3.2%
Actelion Ltd.	6,168	738
Alexion Pharmaceuticals, Inc. (a)	40,964	7,389
Amgen, Inc.	71,105	11,215
Biogen Idec, Inc. (a)	26,775	10,967
BioMarin Pharmaceutical, Inc. (a)	29,309	3,138
Celgene Corp. (a)	86,700	10,537
Gilead Sciences, Inc. (a)	136,385	14,120
Vertex Pharmaceuticals, Inc. (a)	28,900	3,452
		61,556
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	507,549	8,578
Edwards Lifesciences Corp. (a)	17,914	2,383
Medtronic PLC	191,899	14,889
Quidel Corp. (a)	27,800	714
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	22,628	$ 3,710
Zimmer Holdings, Inc.	28,200	3,395
		33,669
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc. (a)	75,164	2,819
Cigna Corp.	66,382	8,074
HCA Holdings, Inc. (a)	59,907	4,286
Henry Schein, Inc. (a)	21,744	3,045
McKesson Corp.	49,982	11,431
UnitedHealth Group, Inc.	44,800	5,091
		34,746
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	80,800	3,411
Thermo Fisher Scientific, Inc.	56,290	7,318
		10,729
Pharmaceuticals - 2.7%
AbbVie, Inc.	35,711	2,161
Actavis PLC (a)	52,619	15,331
Allergan, Inc.	5,800	1,350
Bristol-Myers Squibb Co.	181,094	11,032
Mallinckrodt PLC (a)	49,000	5,719
Merck & Co., Inc.	53,244	3,117
Roche Holding AG (participation certificate)	8,911	2,428
Shire PLC	52,438	4,230
Teva Pharmaceutical Industries Ltd. sponsored ADR	85,600	4,881
		50,249
TOTAL HEALTH CARE		190,949
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.8%
Meggitt PLC	721,499	6,071
TransDigm Group, Inc.	44,168	9,578
		15,649
Air Freight & Logistics - 0.4%
FedEx Corp.	41,481	7,341
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.1%
AMETEK, Inc.	292,986	$ 15,569
Hubbell, Inc. Class B	42,150	4,797
		20,366
Industrial Conglomerates - 1.7%
Danaher Corp.	205,692	17,953
Roper Industries, Inc.	86,280	14,458
		32,411
Machinery - 0.9%
Deere & Co.	83,900	7,601
Pall Corp.	43,891	4,425
WABCO Holdings, Inc. (a)	41,200	4,813
		16,839
Professional Services - 0.3%
Verisk Analytics, Inc. (a)	71,228	5,115
Road & Rail - 0.8%
CSX Corp.	111,579	3,828
J.B. Hunt Transport Services, Inc.	138,103	11,808
		15,636
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	232,300	6,854
TOTAL INDUSTRIALS		120,211
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	331,509	9,783
QUALCOMM, Inc.	218,479	15,842
		25,625
Electronic Equipment & Components - 0.4%
Samsung SDI Co. Ltd.	5,587	693
TE Connectivity Ltd.	75,530	5,448
Trimble Navigation Ltd. (a)	54,000	1,412
		7,553
Internet Software & Services - 3.2%
58.com, Inc. ADR (a)	24,773	1,033
Alibaba Group Holding Ltd. sponsored ADR	102,400	8,716
ChannelAdvisor Corp. (a)	59,255	586
Cvent, Inc. (a)	110,622	3,203
Demandware, Inc. (a)	19,750	1,248
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	181,613	$ 14,342
Five9, Inc.	82,100	320
Google, Inc. Class C (a)	44,180	24,670
HomeAway, Inc. (a)	70,500	2,185
Opower, Inc. (e)	144,881	2,176
Twitter, Inc. (a)	10,600	510
Wix.com Ltd. (a)	23,533	431
Zoopla Property Group PLC (e)	232,735	661
		60,081
IT Services - 0.4%
Fidelity National Information Services, Inc.	11,600	784
Lionbridge Technologies, Inc. (a)	47,939	270
Sabre Corp.	154,694	3,366
Total System Services, Inc.	68,900	2,632
		7,052
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp. Class A	27,800	1,257
Marvell Technology Group Ltd.	764,100	12,317
Micron Technology, Inc. (a)	41,287	1,266
NVIDIA Corp.	121,900	2,689
NXP Semiconductors NV (a)	62,376	5,295
Qorvo, Inc. (a)	167,620	11,633
STMicroelectronics NV (NY Shares) unit	85,400	759
		35,216
Software - 1.9%
Activision Blizzard, Inc.	29,900	697
Adobe Systems, Inc. (a)	75,854	6,000
Autodesk, Inc. (a)	42,400	2,724
Citrix Systems, Inc. (a)	8,200	522
CommVault Systems, Inc. (a)	8,034	388
Fleetmatics Group PLC (a)	25,800	1,063
Imperva, Inc. (a)	81,800	3,771
Intuit, Inc.	66,200	6,463
Oracle Corp.	68,796	3,015
salesforce.com, Inc. (a)	114,299	7,930
Xero Ltd. (a)(e)	102,706	1,919
Yodlee, inc. (e)	39,400	508
Zendesk, Inc.	50,600	1,251
		36,251
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	425,652	$ 54,676
Electronics for Imaging, Inc. (a)	44,909	1,823
Hewlett-Packard Co.	208,100	7,250
Samsung Electronics Co. Ltd.	1,793	2,210
Western Digital Corp.	18,800	2,011
		67,970
TOTAL INFORMATION TECHNOLOGY		239,748
MATERIALS - 2.9%
Chemicals - 2.4%
Airgas, Inc.	88,617	10,388
Cabot Corp.	8,928	403
CF Industries Holdings, Inc.	7,100	2,174
E.I. du Pont de Nemours & Co.	79,800	6,212
Eastman Chemical Co.	42,974	3,200
Ecolab, Inc.	77,100	8,908
FMC Corp.	48,895	3,100
LyondellBasell Industries NV Class A	32,543	2,796
Methanex Corp.	23,900	1,300
Monsanto Co.	40,778	4,911
W.R. Grace & Co. (a)	22,781	2,259
		45,651
Construction Materials - 0.1%
Eagle Materials, Inc.	21,000	1,649
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	90,090	1,359
Rock-Tenn Co. Class A	43,248	2,969
		4,328
Metals & Mining - 0.2%
Nucor Corp.	52,100	2,450
TOTAL MATERIALS		54,078
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc.	22,700	834
inContact, Inc. (a)	76,417	895
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	36,052	$ 1,942
Verizon Communications, Inc.	328,798	16,259
		19,930
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	73,550	2,429
Telephone & Data Systems, Inc.	19,437	494
		2,923
TOTAL TELECOMMUNICATION SERVICES		22,853
UTILITIES - 1.8%
Electric Utilities - 0.8%
Edison International	33,767	2,170
Exelon Corp.	112,200	3,806
NextEra Energy, Inc.	60,300	6,239
PPL Corp.	108,000	3,683
		15,898
Gas Utilities - 0.1%
National Fuel Gas Co.	20,936	1,348
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	17,000	360
NRG Energy, Inc.	78,330	1,878
		2,238
Multi-Utilities - 0.8%
Dominion Resources, Inc.	68,649	4,949
NiSource, Inc.	69,397	2,978
PG&E Corp.	44,975	2,417
Sempra Energy	43,909	4,751
		15,095
TOTAL UTILITIES		34,579
TOTAL COMMON STOCKS (Cost $984,234)		1,264,013
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25% (a)	30,000	$ 1,635
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(m)	16,802	151
TOTAL CONVERTIBLE PREFERRED STOCKS		1,786
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	95,450	616
TOTAL PREFERRED STOCKS (Cost $2,289)		2,402
Nonconvertible Bonds - 12.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.3%
Daimler Finance North America LLC:
1.45% 8/1/16 (f)	$ 231	233
2.875% 3/10/21 (f)	900	928
General Motors Co.:
3.5% 10/2/18	350	361
6.25% 10/2/43	58	72
General Motors Financial Co., Inc.:
2.625% 7/10/17	110	111
3% 9/25/17	252	258
3.15% 1/15/20	741	749
3.25% 5/15/18	180	184
3.5% 7/10/19	400	411
4% 1/15/25	494	507
4.25% 5/15/23	200	210
4.375% 9/25/21	1,659	1,763
4.75% 8/15/17	195	207
		5,994
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	$ 35	$ 36
4.25% 6/15/23	249	268
		304
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	705
Comcast Corp.:
3.6% 3/1/24	1,000	1,074
4.75% 3/1/44	500	577
4.95% 6/15/16	15	16
6.45% 3/15/37	238	325
COX Communications, Inc. 3.25% 12/15/22 (f)	136	137
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	504
Discovery Communications LLC:
3.25% 4/1/23	51	51
6.35% 6/1/40	236	288
NBCUniversal, Inc.:
5.15% 4/30/20	431	496
6.4% 4/30/40	309	425
News America Holdings, Inc. 7.75% 12/1/45	621	950
News America, Inc.:
6.15% 3/1/37	235	303
6.15% 2/15/41	186	242
Thomson Reuters Corp.:
1.3% 2/23/17	122	122
3.85% 9/29/24	319	329
Time Warner Cable, Inc.:
4% 9/1/21	630	668
5.85% 5/1/17	104	113
6.55% 5/1/37	320	386
6.75% 7/1/18	439	504
8.25% 4/1/19	700	855
Time Warner, Inc.:
5.875% 11/15/16	12	13
6.5% 11/15/36	232	302
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
2.5% 9/1/18	$ 46	$ 47
3.5% 4/1/17	583	607
		10,039
TOTAL CONSUMER DISCRETIONARY		16,337
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Heineken NV:
1.4% 10/1/17 (f)	182	182
2.75% 4/1/23 (f)	191	188
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	285	298
		668
Food & Staples Retailing - 0.1%
CVS Health Corp. 2.25% 12/5/18	282	288
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	109	110
2.7% 11/18/19	245	249
3.3% 11/18/21	291	299
3.8% 11/18/24	222	231
		1,177
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	131	131
3.2% 1/25/23	110	108
		239
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	262
4% 1/31/24	212	227
4.25% 8/9/42	262	264
4.75% 5/5/21	300	334
5.375% 1/31/44	364	431
9.7% 11/10/18	769	989
Reynolds American, Inc.:
3.25% 11/1/22	187	187
4.75% 11/1/42	289	293
6.15% 9/15/43	143	173
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 23	$ 26
7.25% 6/15/37	409	537
		3,723
TOTAL CONSUMER STAPLES		5,807
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)	364	344
5.35% 3/15/20 (f)	1,027	1,012
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	379
5% 10/1/21	146	158
6.5% 4/1/20	24	28
Transocean, Inc. 5.05% 12/15/16	238	238
		2,159
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	673	753
BP Capital Markets PLC:
1.674% 2/13/18	1,284	1,287
2.315% 2/13/20	1,873	1,880
3.535% 11/4/24	1,443	1,482
3.814% 2/10/24	359	376
4.5% 10/1/20	173	191
4.742% 3/11/21	300	334
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	176
3.8% 4/15/24	619	627
Cenovus Energy, Inc. 5.7% 10/15/19	122	136
DCP Midstream Operating LP:
2.5% 12/1/17	168	163
2.7% 4/1/19	181	171
3.875% 3/15/23	164	149
Duke Energy Field Services:
5.375% 10/15/15 (f)	10	10
6.45% 11/3/36 (f)	375	347
El Paso Natural Gas Co. 5.95% 4/15/17	7	7
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	350	362
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	$ 114	$ 111
3.9% 5/15/24 (f)	121	119
Enbridge Energy Partners LP 4.2% 9/15/21	438	457
EnLink Midstream Partners LP 2.7% 4/1/19	572	570
Enterprise Products Operating LP:
2.55% 10/15/19	85	86
3.75% 2/15/25	285	296
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	7	7
Marathon Petroleum Corp. 5.125% 3/1/21	215	242
Motiva Enterprises LLC 5.75% 1/15/20 (f)	156	171
MPLX LP 4% 2/15/25	77	78
Nakilat, Inc. 6.067% 12/31/33 (f)	279	325
Nexen, Inc. 5.2% 3/10/15	7	7
Petro-Canada 6.05% 5/15/18	150	169
Petrobras Global Finance BV:
1.8806% 5/20/16 (i)	425	404
3% 1/15/19	40	35
3.25% 3/17/17	1,490	1,388
4.375% 5/20/23	596	491
4.875% 3/17/20	2,084	1,850
5.625% 5/20/43	569	454
7.25% 3/17/44	2,755	2,490
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	348
5.375% 1/27/21	3,302	2,971
5.75% 1/20/20	611	564
5.875% 3/1/18	228	219
6.125% 10/6/16	100	100
7.875% 3/15/19	399	404
Petroleos Mexicanos:
3.125% 1/23/19	58	59
3.5% 7/18/18	463	478
3.5% 7/23/20 (f)	2,675	2,723
3.5% 1/30/23	285	279
4.5% 1/23/26 (f)	1,314	1,337
4.875% 1/24/22	237	252
4.875% 1/18/24	410	436
5.5% 1/21/21	369	405
5.5% 6/27/44	648	658
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
5.625% 1/23/46 (f)	$ 249	$ 255
6% 3/5/20	175	198
6.375% 1/23/45	2,366	2,647
6.5% 6/2/41	661	745
8% 5/3/19	241	289
Phillips 66 Co. 4.3% 4/1/22	338	369
Phillips 66 Partners LP 2.646% 2/15/20	42	42
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	179
6.125% 1/15/17	205	222
Southwestern Energy Co.:
3.3% 1/23/18	200	203
4.05% 1/23/20	363	372
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	71
2.95% 9/25/18	63	65
4.6% 6/15/21	90	99
Suncor Energy, Inc. 6.1% 6/1/18	395	447
The Williams Companies, Inc.:
3.7% 1/15/23	116	108
4.55% 6/24/24	1,308	1,278
Western Gas Partners LP 5.375% 6/1/21	441	492
Williams Partners LP 4.3% 3/4/24	278	286
		37,812
TOTAL ENERGY		39,971
FINANCIALS - 7.0%
Banks - 3.2%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (f)	600	599
5.5% 7/12/20 (f)	3,200	3,316
5.75% 9/26/23 (f)	332	338
6.5% 6/10/19 (f)	129	138
Bank of America Corp.:
2.6% 1/15/19	648	658
2.65% 4/1/19	183	186
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
3.3% 1/11/23	$ 947	$ 960
3.875% 3/22/17	1,060	1,112
4.1% 7/24/23	352	378
4.2% 8/26/24	474	491
4.25% 10/22/26	418	428
5.65% 5/1/18	205	228
5.75% 12/1/17	2,655	2,936
5.875% 1/5/21	170	199
6.5% 8/1/16	300	322
Bank of America NA 5.3% 3/15/17	420	451
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (f)	1,362	1,361
2.3% 3/5/20 (f)	1,360	1,357
Barclays Bank PLC 2.5% 2/20/19	200	204
Barclays PLC 2.75% 11/8/19	356	360
Capital One NA:
1.65% 2/5/18	2,362	2,358
2.95% 7/23/21	541	548
Citigroup, Inc.:
1.3% 11/15/16	568	567
1.8% 2/5/18	10,500	10,475
1.85% 11/24/17	2,353	2,357
2.5% 7/29/19	1,199	1,213
3.953% 6/15/16	397	411
4.05% 7/30/22	151	157
4.75% 5/19/15	544	549
5.3% 5/6/44	751	840
5.5% 9/13/25	142	161
6.125% 5/15/18	212	239
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	216	225
Credit Suisse AG 6% 2/15/18	1,164	1,293
Discover Bank 4.2% 8/8/23	259	277
Fifth Third Bancorp 8.25% 3/1/38	94	142
HBOS PLC 6.75% 5/21/18 (f)	180	202
HSBC Holdings PLC 4.25% 3/14/24	200	211
HSBC U.S.A., Inc. 1.625% 1/16/18	314	314
Huntington Bancshares, Inc. 7% 12/15/20	97	117
Huntington National Bank:
1.7% 2/26/18	3,052	3,051
2.4% 4/1/20	4,000	4,010
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.:
1.625% 5/15/18	$ 720	$ 717
2% 8/15/17	300	304
2.2% 10/22/19	201	201
2.35% 1/28/19	190	193
3.15% 7/5/16	430	442
3.25% 9/23/22	503	514
3.875% 9/10/24	1,003	1,023
4.125% 12/15/26	1,465	1,504
4.25% 10/15/20	182	199
4.35% 8/15/21	601	657
4.5% 1/24/22	134	148
4.625% 5/10/21	179	199
4.95% 3/25/20	804	901
JPMorgan Chase Bank 6% 10/1/17	250	277
KeyBank NA 5.45% 3/3/16	294	307
Marshall & Ilsley Bank 5% 1/17/17	259	274
MUFG Americas Holdings Corp.:
1.625% 2/9/18	151	151
2.25% 2/10/20	509	508
Regions Bank:
6.45% 6/26/37	652	815
7.5% 5/15/18	1,282	1,483
Regions Financial Corp.:
2% 5/15/18	382	380
5.75% 6/15/15	73	74
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	1,416	1,500
6% 12/19/23	490	549
6.1% 6/10/23	470	527
6.125% 12/15/22	694	783
Wells Fargo & Co.:
1.25% 7/20/16	1,200	1,207
3.676% 6/15/16	160	166
4.48% 1/16/24	30	33
		61,775
Capital Markets - 1.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	580	577
4.25% 2/15/24	399	422
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Deutsche Bank AG London Branch 1.875% 2/13/18	$ 2,780	$ 2,783
Goldman Sachs Group, Inc.:
1.748% 9/15/17	2,964	2,955
2.55% 10/23/19	3,392	3,417
2.625% 1/31/19	1,538	1,564
2.9% 7/19/18	526	541
5.25% 7/27/21	96	109
5.625% 1/15/17	500	537
5.95% 1/18/18	32	36
6% 6/15/20	600	699
6.15% 4/1/18	36	40
6.75% 10/1/37	2,000	2,590
JPMorgan Chase & Co. 1.7% 3/1/18	3,810	3,808
Lazard Group LLC:
4.25% 11/14/20	324	345
6.85% 6/15/17	100	111
Morgan Stanley:
1.875% 1/5/18	454	456
2.125% 4/25/18	2,454	2,472
2.375% 7/23/19	1,201	1,208
2.65% 1/27/20	1,715	1,729
3.75% 2/25/23	438	458
4.3% 1/27/45	447	459
4.35% 9/8/26	2,000	2,085
4.875% 11/1/22	687	746
5% 11/24/25	93	102
5.45% 1/9/17	480	515
5.75% 1/25/21	268	312
6.625% 4/1/18	600	682
		31,758
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	462	475
3.95% 11/6/24	283	289
5.2% 4/27/22	42	46
6.45% 6/12/17	1,019	1,119
Ford Motor Credit Co. LLC:
1.5% 1/17/17	239	239
1.7% 5/9/16	561	564
2.875% 10/1/18	400	412
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
3.5% 6/29/15	$ 192	$ 194
4.625% 1/7/21	378	426
4.65% 10/17/21	154	175
6% 8/7/19	1,000	1,173
Hyundai Capital America:
1.45% 2/6/17 (f)	476	475
1.625% 10/2/15 (f)	122	123
1.875% 8/9/16 (f)	92	93
2.125% 10/2/17 (f)	134	135
2.875% 8/9/18 (f)	163	167
Synchrony Financial:
1.875% 8/15/17	95	95
3% 8/15/19	140	142
3.75% 8/15/21	211	219
4.25% 8/15/24	213	223
		6,784
Insurance - 0.7%
AIA Group Ltd. 2.25% 3/11/19 (f)	200	200
American International Group, Inc.:
2.3% 7/16/19	1,563	1,582
4.875% 6/1/22	107	122
5.6% 10/18/16	318	341
Aon Corp.:
3.125% 5/27/16	376	385
3.5% 9/30/15	151	153
5% 9/30/20	133	150
Five Corners Funding Trust 4.419% 11/15/23 (f)	360	387
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(i)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	408	469
5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 5% 6/1/21 (f)	421	467
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	262
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	107	130
MetLife, Inc.:
1.903% 12/15/17	84	85
4.368% 9/15/23	305	339
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
4.75% 2/8/21	$ 137	$ 155
6.75% 6/1/16	290	311
Metropolitan Life Global Funding I 3% 1/10/23 (f)	223	226
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	203	327
Pacific LifeCorp:
5.125% 1/30/43 (f)	441	500
6% 2/10/20 (f)	409	463
Prudential Financial, Inc.:
2.3% 8/15/18	51	52
4.5% 11/16/21	200	221
4.75% 9/17/15	500	511
6.2% 11/15/40	134	172
7.375% 6/15/19	2,734	3,301
Symetra Financial Corp. 6.125% 4/1/16 (f)	38	40
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	505	580
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	120	122
4.125% 11/1/24 (f)	174	184
Unum Group:
4% 3/15/24	600	625
5.625% 9/15/20	270	306
5.75% 8/15/42	458	553
7.125% 9/30/16	19	21
		13,760
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	108	114
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	102
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	168
4.2% 12/15/23	360	385
Boston Properties, Inc. 3.85% 2/1/23	432	455
Camden Property Trust:
2.95% 12/15/22	135	133
4.25% 1/15/24	304	323
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.:
3.625% 2/1/25	$ 242	$ 242
4.625% 7/15/22	247	265
4.75% 4/15/18	313	336
7.5% 4/1/17	203	226
9.625% 3/15/16	106	115
Duke Realty LP:
3.625% 4/15/23	180	183
3.75% 12/1/24	160	164
3.875% 10/15/22	310	323
4.375% 6/15/22	207	222
5.95% 2/15/17	1,561	1,690
6.5% 1/15/18	285	320
6.75% 3/15/20	12	14
8.25% 8/15/19	127	157
Equity One, Inc.:
3.75% 11/15/22	400	404
5.375% 10/15/15	47	48
Federal Realty Investment Trust 5.9% 4/1/20	95	110
HCP, Inc. 3.75% 2/1/16	201	206
Health Care REIT, Inc.:
2.25% 3/15/18	147	148
4.7% 9/15/17	48	52
HRPT Properties Trust 5.75% 11/1/15	50	50
Lexington Corporate Properties Trust 4.4% 6/15/24	131	136
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (f)	130	133
4.95% 4/1/24	123	131
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	101
5% 12/15/23	67	73
Simon Property Group LP 4.125% 12/1/21	229	251
Weingarten Realty Investors 3.375% 10/15/22	68	68
WP Carey, Inc. 4% 2/1/25	549	545
		8,477
Real Estate Management & Development - 0.6%
BioMed Realty LP:
2.625% 5/1/19	217	218
3.85% 4/15/16	552	568
4.25% 7/15/22	163	172
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP: - continued
6.125% 4/15/20	$ 126	$ 145
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	364
4.1% 10/1/24	401	409
4.55% 10/1/29	401	416
4.95% 4/15/18	281	302
5.7% 5/1/17	1,000	1,082
6% 4/1/16	86	90
Digital Realty Trust LP:
4.5% 7/15/15	172	173
5.25% 3/15/21	201	222
ERP Operating LP:
2.375% 7/1/19	246	248
4.625% 12/15/21	540	600
4.75% 7/15/20	265	294
5.375% 8/1/16	117	124
5.75% 6/15/17	567	622
Essex Portfolio LP 5.5% 3/15/17	113	122
Liberty Property LP:
3.375% 6/15/23	185	184
4.125% 6/15/22	177	185
4.4% 2/15/24	418	446
4.75% 10/1/20	394	428
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	314
Mack-Cali Realty LP:
2.5% 12/15/17	252	253
3.15% 5/15/23	426	388
4.5% 4/18/22	108	109
7.75% 8/15/19	23	27
Mid-America Apartments LP 4.3% 10/15/23	73	78
Post Apartment Homes LP 3.375% 12/1/22	70	70
Prime Property Funding, Inc. 5.7% 4/15/17 (f)	94	100
Reckson Operating Partnership LP 6% 3/31/16	114	119
Regency Centers LP 5.25% 8/1/15	124	126
Tanger Properties LP:
3.75% 12/1/24	300	308
3.875% 12/1/23	160	166
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.125% 6/1/20	$ 478	$ 554
Ventas Realty LP:
1.55% 9/26/16	250	252
3.5% 2/1/25	143	144
4.375% 2/1/45	85	86
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	229
4% 4/30/19	114	122
		10,879
TOTAL FINANCIALS		133,433
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc.:
1.25% 5/22/17	378	378
2.2% 5/22/19	969	975
		1,353
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	147	150
Health Care Providers & Services - 0.2%
Aetna, Inc. 2.75% 11/15/22	178	178
Express Scripts Holding Co. 4.75% 11/15/21	458	511
HCA Holdings, Inc.:
3.75% 3/15/19	375	383
4.25% 10/15/19	1,330	1,377
6.5% 2/15/20	1,250	1,422
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	38
4.125% 9/15/20	259	277
UnitedHealth Group, Inc. 2.75% 2/15/23	59	60
		4,246
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	66
4.15% 2/1/24	99	106
		274
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.2%
AbbVie, Inc.:
1.75% 11/6/17	$ 358	$ 361
2.9% 11/6/22	368	368
Bayer U.S. Finance LLC:
2.375% 10/8/19 (f)	286	291
3% 10/8/21 (f)	209	216
3.375% 10/8/24 (f)	200	208
Mylan, Inc. 1.35% 11/29/16	120	120
Perrigo Co. PLC 2.3% 11/8/18	200	202
Perrigo Finance PLC:
3.5% 12/15/21	200	207
3.9% 12/15/24	200	207
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Zoetis, Inc.:
1.875% 2/1/18	57	57
3.25% 2/1/23	138	137
		2,494
TOTAL HEALTH CARE		8,517
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	309	358
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	10	10
6.9% 7/2/19	2	3
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	9
8.36% 1/20/19	7	7
		29
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	202
3.75% 2/1/22	505	513
3.875% 4/1/21	387	399
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Air Lease Corp.: - continued
4.25% 9/15/24	$ 336	$ 346
4.75% 3/1/20	338	364
		1,824
TOTAL INDUSTRIALS		2,211
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	131	134
Tyco Electronics Group SA 2.375% 12/17/18	74	75
		209
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	371
4.25% 11/15/20	186	203
		574
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	16
Metals & Mining - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	360	380
4.25% 7/17/42 (f)	200	195
4.875% 11/4/44 (f)	1,401	1,489
5.625% 10/18/43 (f)	254	298
Freeport-McMoRan, Inc. 2.3% 11/14/17	289	285
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	359
Vale Overseas Ltd.:
4.375% 1/11/22	200	194
6.25% 1/23/17	503	535
		3,735
TOTAL MATERIALS		4,325
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.:
5.15% 6/15/17	$ 28	$ 30
6% 4/1/17	70	75
6.15% 9/15/19	226	247
Embarq Corp.:
7.082% 6/1/16	236	252
7.995% 6/1/36	1,725	2,018
Verizon Communications, Inc.:
1.35% 6/9/17	591	591
2.625% 2/21/20 (f)	615	620
4.5% 9/15/20	1,100	1,210
5.012% 8/21/54 (f)	1,641	1,714
6.25% 4/1/37	187	235
6.4% 9/15/33	346	439
6.55% 9/15/43	1,418	1,866
		9,297
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	276	280
3.125% 7/16/22	255	260
		540
TOTAL TELECOMMUNICATION SERVICES		9,837
UTILITIES - 0.9%
Electric Utilities - 0.5%
American Electric Power Co., Inc.:
1.65% 12/15/17	147	148
2.95% 12/15/22	140	140
American Transmission Systems, Inc. 5% 9/1/44 (f)	148	170
Dayton Power & Light Co. 1.875% 9/15/16	119	120
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	273	321
6.4% 9/15/20 (f)	850	1,008
Edison International 3.75% 9/15/17	226	239
Eversource Energy:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	429
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 846	$ 862
4.25% 3/15/23	1,949	2,052
7.375% 11/15/31	608	776
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	721
LG&E and KU Energy LLC:
2.125% 11/15/15	255	257
3.75% 11/15/20	49	51
Monongahela Power Co. 4.1% 4/15/24 (f)	131	143
Nevada Power Co. 6.5% 5/15/18	165	189
NV Energy, Inc. 6.25% 11/15/20	115	135
Pepco Holdings, Inc. 2.7% 10/1/15	240	242
PPL Capital Funding, Inc. 3.4% 6/1/23	207	213
Progress Energy, Inc. 4.4% 1/15/21	823	910
TECO Finance, Inc.:
4% 3/15/16	96	99
5.15% 3/15/20	141	158
		9,478
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	128
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	360
		488
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
1.25% 3/15/17	700	701
2.5566% 9/30/66 (i)	823	765
7.5% 6/30/66 (i)	26	27
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	523	522
2% 11/15/18	403	407
National Grid PLC 6.3% 8/1/16	183	198
NiSource Finance Corp.:
4.45% 12/1/21	155	168
5.25% 2/15/43	357	428
5.45% 9/15/20	468	536
5.8% 2/1/42	199	249
6.4% 3/15/18	58	66
6.8% 1/15/19	677	797
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp. 2.4% 3/1/19	$ 55	$ 55
Puget Energy, Inc.:
6% 9/1/21	457	543
6.5% 12/15/20	147	176
Sempra Energy:
2.3% 4/1/17	376	384
2.875% 10/1/22	1,154	1,156
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	21	21
		7,199
TOTAL UTILITIES		17,165
TOTAL NONCONVERTIBLE BONDS (Cost $229,572)		237,812
U.S. Government and Government Agency Obligations - 7.6%

U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	2,800	2,856
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	6,550	7,843
U.S. Treasury Inflation-Indexed Notes 0.125% 7/15/24	7,243	7,180
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		17,879
U.S. Treasury Obligations - 6.6%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 4/2/15 to 5/14/15 (h)	1,850	1,850
U.S. Treasury Bonds:
2.5% 2/15/45	2,817	2,762
3% 11/15/44	7,714	8,367
3.125% 8/15/44	1,741	1,929
U.S. Treasury Notes:
0.875% 1/15/18	41,472	41,346
1% 2/15/18	51,720	51,716
1.25% 1/31/20 (e)	5,065	5,004
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/15/25	$ 4,721	$ 4,721
2.25% 11/15/24	7,600	7,766
TOTAL U.S. TREASURY OBLIGATIONS		125,461
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $142,679)		143,340
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 1.1%
2.053% 6/1/36 (i)	8	9
2.389% 7/1/37 (i)	15	16
2.5% 1/1/28 to 12/1/29	293	300
2.5% 3/1/30 (g)	400	410
2.542% 6/1/42 (i)	44	45
2.96% 11/1/40 (i)	21	22
2.982% 9/1/41 (i)	23	24
3% 1/1/43 to 8/1/43	842	859
3.059% 10/1/41 (i)	15	16
3.235% 7/1/41 (i)	39	41
3.318% 10/1/41 (i)	18	19
3.5% 2/1/26 to 1/1/44	15,412	16,262
3.5% 3/1/45 (g)	1,100	1,153
3.563% 7/1/41 (i)	39	41
4% 1/1/42 to 12/1/43	269	291
4% 3/1/45 (g)	600	641
4.5% 12/1/23 to 1/1/43	95	103
4.5% 3/1/45 (g)	400	435
4.5% 3/1/45	500	543
6% 11/1/35 to 8/1/37	337	387
TOTAL FANNIE MAE		21,617
Freddie Mac - 0.2%
3.136% 10/1/35 (i)	19	20
3.227% 9/1/41 (i)	23	25
3.242% 4/1/41 (i)	29	30
3.298% 6/1/41 (i)	30	32
3.468% 5/1/41 (i)	33	34
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.5% 9/1/42 to 2/1/44	$ 2,533	$ 2,668
3.626% 6/1/41 (i)	38	41
3.71% 5/1/41 (i)	31	32
4% 2/1/41 to 9/1/44	590	633
4.5% 3/1/44	186	202
5% 11/1/40	237	262
TOTAL FREDDIE MAC		3,979
Ginnie Mae - 0.1%
3% 6/20/42 to 1/20/45	293	302
3.5% 10/20/42 to 8/20/43	283	298
4% 9/20/40 to 1/20/41	253	272
4.5% 5/20/41	197	214
5.5% 6/15/35	109	125
TOTAL GINNIE MAE		1,211
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $26,636)		26,807
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (i)	30	26
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	370	371
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (i)	2	2
Series 2004-R2 Class M3, 0.9933% 4/25/34 (i)	4	3
Series 2005-R2 Class M1, 0.621% 4/25/35 (i)	8	8
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (i)	2	2
Series 2004-W11 Class M2, 1.221% 11/25/34 (i)	25	25
Series 2004-W7 Class M1, 0.9933% 5/25/34 (i)	27	26
Series 2006-W4 Class A2C, 0.331% 5/25/36 (i)	53	18
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.9933% 4/25/34 (i)	81	74
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	360	361
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (i)	$ 82	$ 54
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (f)	12	12
Series 2013-2A Class A, 1.75% 11/15/17 (f)	121	121
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.626% 4/25/34 (i)	3	3
Series 2004-4 Class M2, 0.966% 6/25/34 (i)	5	5
Series 2004-7 Class AF5, 5.868% 1/25/35	117	121
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (i)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (i)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (i)	0*	0*
Ford Credit Floorplan Master Owner Trust:
Series 2013-3 Class A1, 0.79% 6/15/17	700	700
Series 2015-1 Class B, 1.62% 1/15/20	615	612
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (i)	43	35
Class M4, 1.1883% 1/25/35 (i)	16	10
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (f)(i)	60	52
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (f)(i)	2	2
Series 2006-2A:
Class A, 0.353% 11/15/34 (f)(i)	23	22
Class B, 0.453% 11/15/34 (f)(i)	8	8
Class C, 0.553% 11/15/34 (f)(i)	14	12
Class D, 0.923% 11/15/34 (f)(i)	5	5
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.461% 8/25/33 (i)	22	21
Series 2003-5 Class A2, 0.871% 12/25/33 (i)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (i)	56	36
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (i)	27	27
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (i)	9	9
Series 2006-A Class 2C, 1.4046% 3/27/42 (i)	43	8
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (i)	18	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (i)	$ 3	$ 2
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (i)	19	17
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (i)	41	39
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (i)	3	2
Series 2005-NC1 Class M1, 0.831% 1/25/35 (i)	16	15
Series 2005-NC2 Class B1, 1.926% 3/25/35 (i)	11	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (i)	65	58
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (i)	24	23
Class M4, 2.3433% 9/25/34 (i)	31	19
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (i)	67	59
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (i)	0*	0*
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	223	224
Series 2015-1 Class A3, 1.27% 2/15/19	1,441	1,442
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (i)	39	36
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (i)	35	34
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (i)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (i)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (f)(i)	60	32
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (f)(i)	81	82
TOTAL ASSET-BACKED SECURITIES (Cost $4,500)		4,893
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.731% 1/25/35 (i)	55	54
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (i)	21	21
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.3735% 12/20/54 (f)(i)	$ 271	$ 268
Series 2006-2 Class C1, 1.1135% 12/20/54 (i)	242	238
Series 2006-3 Class C2, 1.1735% 12/20/54 (i)	50	49
Series 2006-4:
Class C1, 0.9335% 12/20/54 (i)	103	100
Class M1, 0.5135% 12/20/54 (i)	44	43
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (i)	84	81
Class 1M1, 0.4735% 12/20/54 (i)	54	52
Class 2C1, 1.0335% 12/20/54 (i)	38	37
Class 2M1, 0.6735% 12/20/54 (i)	70	69
Series 2007-2 Class 2C1, 1.033% 12/17/54 (i)	97	95
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (i)	19	20
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (i)	48	42
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (i)	21	19
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (i)	32	30
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (i)	55	52
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5163% 6/10/35 (f)(i)	10	10
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (i)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (i)	8	8
TOTAL PRIVATE SPONSOR		1,289
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	3	4
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $304)		1,293
Commercial Mortgage Securities - 1.6%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (i)(k)	$ 21	$ 0*
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2:
Class A4, 5.729% 5/10/45 (i)	251	259
Class AAB, 5.711% 5/10/45 (i)	9	9
Series 2006-3 Class A4, 5.889% 7/10/44	1,810	1,894
Series 2006-5 Class A2, 5.317% 9/10/47	100	100
Series 2006-6 Class A3, 5.369% 10/10/45	150	152
Series 2006-4 Class A1A, 5.617% 7/10/46 (i)	838	884
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)	233	234
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	6
Series 2007-3:
Class A3, 5.5907% 6/10/49 (i)	89	89
Class A4, 5.5907% 6/10/49 (i)	740	790
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	256	273
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (f)(i)	2	2
Series 2005-4A:
Class A2, 0.561% 1/25/36 (f)(i)	38	34
Class B1, 1.571% 1/25/36 (f)(i)	2	1
Class M1, 0.621% 1/25/36 (f)(i)	12	10
Class M2, 0.641% 1/25/36 (f)(i)	4	3
Class M3, 0.671% 1/25/36 (f)(i)	5	4
Class M4, 0.781% 1/25/36 (f)(i)	3	2
Class M5, 0.821% 1/25/36 (f)(i)	3	2
Class M6, 0.871% 1/25/36 (f)(i)	3	2
Series 2006-3A Class M4, 0.601% 10/25/36 (f)(i)	2	0*
Series 2007-1 Class A2, 0.441% 3/25/37 (f)(i)	22	19
Series 2007-2A:
Class A1, 0.441% 7/25/37 (f)(i)	23	19
Class A2, 0.491% 7/25/37 (f)(i)	21	17
Class M1, 0.541% 7/25/37 (f)(i)	8	3
Class M2, 0.581% 7/25/37 (f)(i)	4	1
Class M3, 0.661% 7/25/37 (f)(i)	3	0*
Series 2007-3:
Class A2, 0.461% 7/25/37 (f)(i)	24	20
Class M1, 0.481% 7/25/37 (f)(i)	4	3
Class M2, 0.511% 7/25/37 (f)(i)	5	3
Class M3, 0.541% 7/25/37 (f)(i)	7	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.671% 7/25/37 (f)(i)	$ 11	$ 4
Class M5, 0.771% 7/25/37 (f)(i)	6	1
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (f)(i)	9	2
Class M2, 1.2183% 9/25/37 (f)(i)	3	0*
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(i)(k)	212	4
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7072% 6/11/40 (i)	44	47
Series 2006-T22 Class A4, 5.5714% 4/12/38 (i)	8	9
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (f)(i)(k)	3,453	12
Series 2007-T28 Class X2, 0.1365% 9/11/42 (f)(i)(k)	2,150	3
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (f)(i)	16	16
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1665% 12/15/27 (f)(i)	188	188
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	7	7
Class A4, 5.322% 12/11/49	2,380	2,509
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	84	82
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (f)(i)	6	6
sequential payer Series 2006-C7 Class A1A, 5.7449% 6/10/46 (i)	253	264
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	68	73
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (f)(i)	51	51
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(i)(k)	0*	0
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (f)(i)	115	13
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (f)	510	516
Class CFX, 3.3822% 12/15/19 (f)	433	431
Class DFX, 3.3822% 12/15/19 (f)	367	359
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 1,665	$ 1,764
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8188% 7/10/38 (i)	441	458
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (i)	134	137
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	78	83
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	100	102
Class DFX, 4.4065% 11/5/30 (f)	765	779
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (f)(i)	6	6
Class F, 0.503% 11/15/18 (f)(i)	14	14
Class G, 0.533% 11/15/18 (f)(i)	13	12
Class H, 0.673% 11/15/18 (f)(i)	10	9
Series 2014-BXH:
Class C, 1.823% 4/15/27 (f)(i)	130	130
Class D, 2.423% 4/15/27 (f)(i)	277	276
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	482	508
Series 2006-CB17 Class A4, 5.429% 12/12/43	231	242
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	833	871
Series 2006-LDP9 Class A3, 5.336% 5/15/47	30	32
Series 2007-CB18 Class A4, 5.44% 6/12/47	67	71
Series 2007-CB19 Class A4, 5.6985% 2/12/49 (i)	1,130	1,213
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (i)	790	846
Series 2007-LDPX Class A3, 5.42% 1/15/49	521	554
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (i)	700	727
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (i)	4	0*
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (i)	58	63
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	36
Series 2006-C7 Class A2, 5.3% 11/15/38	39	39
Series 2007-C1 Class A4, 5.424% 2/15/40	533	566
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	87	92
Series 2007-C7 Class A3, 5.866% 9/15/45	440	482
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4198% 1/12/44 (f)(i)	65	63
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2007-C1 Class A4, 5.837% 6/12/50 (i)	$ 354	$ 381
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (i)	38	40
Class ASB, 5.133% 12/12/49 (i)	16	17
Series 2007-5 Class A4, 5.378% 8/12/48	59	63
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	550	589
Series 2007-7 Class A4, 5.7473% 6/12/50 (i)	263	283
Series 2007-6 Class B, 5.635% 3/12/51 (i)	75	23
Series 2007-7 Class B, 5.7473% 6/12/50 (i)	7	0*
Series 2007-8 Class A3, 5.8862% 8/12/49 (i)	65	71
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (f)(i)	16	14
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (f)(i)	0*	0*
Class D, 0.357% 10/15/20 (f)(i)	30	30
Class E, 0.417% 10/15/20 (f)(i)	38	37
Class F, 0.467% 10/15/20 (f)(i)	23	22
Class G, 0.507% 10/15/20 (f)(i)	28	28
Class H, 0.597% 10/15/20 (f)(i)	18	17
Class J, 0.747% 10/15/20 (f)(i)	10	9
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	7	7
Series 2006-IQ11 Class A4, 5.6614% 10/15/42 (i)	19	19
Series 2007-HQ12 Class A2, 5.6074% 4/12/49 (i)	89	89
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	2,968	3,181
Class B, 5.7403% 4/15/49 (i)	18	2
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	694	930
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (f)(i)	8	8
Class J, 0.773% 9/15/21 (f)(i)	18	17
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (f)(i)	168	161
Class LXR1, 0.873% 6/15/20 (f)(i)	9	8
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	306	321
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	$ 277	$ 293
Series 2007-C30 Class A5, 5.342% 12/15/43	540	575
Series 2007-C31 Class A4, 5.509% 4/15/47	1,070	1,125
Series 2007-C32 Class A3, 5.7206% 6/15/49 (i)	235	251
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (i)	1,094	1,167
Class A5, 5.9428% 2/15/51 (i)	50	54
Series 2005-C19 Class B, 4.892% 5/15/44	75	75
Series 2005-C22:
Class B, 5.3597% 12/15/44 (i)	166	164
Class F, 5.3597% 12/15/44 (f)(i)	125	32
Series 2006-C26 Class A1A, 6.009% 6/15/45 (i)	405	425
Series 2006-C27 Class A1A, 5.749% 7/15/45 (i)	698	733
Series 2007-C31 Class C, 5.6742% 4/15/47 (i)	21	21
Series 2007-C31A Class A2, 5.421% 4/15/47	156	156
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,194)		31,049
Municipal Securities - 0.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	100	101
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	106
7.3% 10/1/39	535	807
7.5% 4/1/34	465	705
7.55% 4/1/39	1,375	2,176
7.6% 11/1/40	895	1,442
7.625% 3/1/40	2,275	3,598
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	86
Series 2010 C1, 7.781% 1/1/35	395	479
Series 2012 B, 5.432% 1/1/42	105	98
6.314% 1/1/44	515	539
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	35	36
5.1% 6/1/33	2,375	2,397
Series 2010-1, 6.63% 2/1/35	525	592
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2010-3:
5.547% 4/1/19	$ 10	$ 11
6.725% 4/1/35	805	914
7.35% 7/1/35	220	263
Series 2011:
4.961% 3/1/16	35	36
5.365% 3/1/17	15	16
5.665% 3/1/18	330	360
5.877% 3/1/19	915	1,014
Series 2013:
2.69% 12/1/17	110	112
3.14% 12/1/18	115	116
TOTAL MUNICIPAL SECURITIES (Cost $15,222)		16,004
Foreign Government and Government Agency Obligations - 0.0%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (f) (Cost $365)	365	367
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21	598	611
KeyBank NA 2.25% 3/16/20	1,500	1,503
TOTAL BANK NOTES (Cost $2,095)		2,114
Fixed-Income Funds - 6.1%
	Shares
Fidelity High Income Central Fund 2 (j)	321,303	37,030
Fidelity Mortgage Backed Securities Central Fund (j)	718,717	78,944
TOTAL FIXED-INCOME FUNDS (Cost $107,426)		115,974
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	68,602,442	$ 68,602
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(d)	7,718,935	7,719
TOTAL MONEY MARKET FUNDS (Cost $76,321)		76,321
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (c) (Cost $4,040)	$ 4,040	4,040
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,625,877)		1,926,429
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(25,874)
NET ASSETS - 100%		$ 1,900,555
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
294 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 30,911	$ 822

The face value of futures purchased as a percentage of net assets is 1.6%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	$ 15	$ (15)	$ -	$ (15)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,717,000 or 1.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,318,000.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,132,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,040,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 4,040
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 41
Fidelity High Income Central Fund 2	1,058
Fidelity Mortgage Backed Securities Central Fund	985
Fidelity Securities Lending Cash Central Fund	69
Total	$ 2,153
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 36,948	$ 1,076	$ -	$ 37,030	4.5%
Fidelity Mortgage Backed Securities Central Fund	78,954	18,594	19,728	78,944	1.8%
Total	$ 115,902	$ 19,670	$ 19,728	$ 115,974
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 176,517	$ 175,536	$ -	$ 981
Consumer Staples	122,502	119,274	3,228	-
Energy	104,928	103,069	1,859	-
Financials	199,899	199,899	-	-
Health Care	190,949	184,291	6,658	-
Industrials	120,211	120,211	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 239,899	$ 239,748	$ -	$ 151
Materials	54,078	54,078	-	-
Telecommunication Services	22,853	22,853	-	-
Utilities	34,579	34,579	-	-
Corporate Bonds	237,812	-	237,812	-
U.S. Government and Government Agency Obligations	143,340	-	143,340	-
U.S. Government Agency - Mortgage Securities	26,807	-	26,807	-
Asset-Backed Securities	4,893	-	4,861	32
Collateralized Mortgage Obligations	1,293	-	1,293	-
Commercial Mortgage Securities	31,049	-	30,994	55
Municipal Securities	16,004	-	16,004	-
Foreign Government and Government Agency Obligations	367	-	367	-
Bank Notes	2,114	-	2,114	-
Fixed-Income Funds	115,974	115,974	-	-
Money Market Funds	76,321	76,321	-	-
Cash Equivalents	4,040	-	4,040	-
Total Investments in Securities:	$ 1,926,429	$ 1,445,833	$ 479,377	$ 1,219
Derivative Instruments:
Assets
Futures Contracts	$ 822	$ 822	$ -	$ -
Liabilities
Swaps	$ (15)	$ -	$ (15)	$ -
Total Derivative Instruments:	$ 807	$ 822	$ (15)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 822	$ -
Credit Risk
Swaps (b)	-	(15)
Total Value of Derivatives	$ 822	$ (15)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	5.7%
BBB	8.3%
BB	1.9%
B	1.3%
CCC,CC,C	0.1%
D	0.0%
Not Rated	0.0%
Equities	66.6%
Short-Term Investments and Net Other Assets	2.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.9%
United Kingdom	2.3%
Ireland	2.1%
Cayman Islands	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	4.6%
100.0%
The information in the above table is based on the combined investments of the Fund and it's pro-rata share of the investments of Fidelity's fixed-income funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,214 and repurchase agreements of $4,040) - See accompanying schedule: Unaffiliated issuers (cost $1,442,130)	$ 1,734,134
Fidelity Central Funds (cost $183,747)	192,295
Total Investments (cost $1,625,877)		$ 1,926,429
Cash		3
Receivable for investments sold		11,585
Receivable for fund shares sold		4,188
Dividends receivable		1,509
Interest receivable		3,028
Distributions receivable from Fidelity Central Funds		13
Prepaid expenses		2
Other receivables		45
Total assets		1,946,802

Liabilities
Payable for investments purchased Regular delivery	$ 26,021
Delayed delivery	3,169
Payable for fund shares redeemed	3,402
Bi-lateral OTC swaps, at value	15
Accrued management fee	619
Distribution and service plan fees payable	693
Payable for daily variation margin for derivative instruments	100
Other affiliated payables	341
Other payables and accrued expenses	127
Collateral on securities loaned, at value	11,760
Total liabilities		46,247

Net Assets		$ 1,900,555
Net Assets consist of:
Paid in capital		$ 1,567,905
Undistributed net investment income		4,359
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,937
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		301,354
Net Assets		$ 1,900,555

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($415,070 ÷ 21,120.4 shares)	$ 19.65

Maximum offering price per share (100/94.25 of $19.65)	$ 20.85
Class T: Net Asset Value and redemption price per share ($1,030,182 ÷ 51,928.7 shares)	$ 19.84

Maximum offering price per share (100/96.50 of $19.84)	$ 20.56
Class B: Net Asset Value and offering price per share ($9,862 ÷ 501.4 shares)A	$ 19.67

Class C: Net Asset Value and offering price per share ($219,728 ÷ 11,246.7 shares)A	$ 19.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($192,664 ÷ 9,641.7 shares)	$ 19.98

Class Z: Net Asset Value, offering price and redemption price per share ($33,049 ÷ 1,653.9 shares)	$ 19.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 9,409
Interest		5,756
Income from Fidelity Central Funds		2,153
Total income		17,318

Expenses
Management fee	$ 3,473
Transfer agent fees	1,617
Distribution and service plan fees	3,887
Accounting and security lending fees	342
Custodian fees and expenses	49
Independent trustees' compensation	3
Registration fees	81
Audit	54
Legal	6
Miscellaneous	10
Total expenses before reductions	9,522
Expense reductions	(23)	9,499
Net investment income (loss)		7,819
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,517
Fidelity Central Funds	207
Foreign currency transactions	(32)
Futures contracts	1,038
Total net realized gain (loss)		63,730
Change in net unrealized appreciation (depreciation) on: Investment securities	9,751
Futures contracts	105
Delayed delivery commitments	6
Total change in net unrealized appreciation (depreciation)		9,862
Net gain (loss)		73,592
Net increase (decrease) in net assets resulting from operations		$ 81,411

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,819	$ 15,357
Net realized gain (loss)	63,730	98,962
Change in net unrealized appreciation (depreciation)	9,862	136,177
Net increase (decrease) in net assets resulting from operations	81,411	250,496
Distributions to shareholders from net investment income	(5,963)	(15,035)
Distributions to shareholders from net realized gain	(102,365)	(56,875)
Total distributions	(108,328)	(71,910)
Share transactions - net increase (decrease)	280,336	162,208
Total increase (decrease) in net assets	253,419	340,794

Net Assets
Beginning of period	1,647,136	1,306,342
End of period (including undistributed net investment income of $4,359 and undistributed net investment income of $2,503, respectively)	$ 1,900,555	$ 1,647,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.10	$ 17.84	$ 16.31	$ 14.83	$ 13.29	$ 12.61
Income from Investment Operations
Net investment income (loss) E	.11	.23	.22	.24	.23	.24
Net realized and unrealized gain (loss)	.74	3.03	1.52	1.48	1.55	.70
Total from investment operations	.85	3.26	1.74	1.72	1.78	.94
Distributions from net investment income	(.09)	(.23)	(.21)	(.24)	(.23)	(.24)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)	(.02)
Total distributions	(1.30)	(1.00)	(.21)	(.24)	(.24)	(.26)I
Net asset value, end of period	$ 19.65	$ 20.10	$ 17.84	$ 16.31	$ 14.83	$ 13.29
Total ReturnB, C, D	4.71%	18.93%	10.74%	11.72%	13.34%	7.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.91%A	.92%	.95%	.98%	1.00%	1.00%
Expenses net of fee waivers, if any	.91%A	.92%	.95%	.98%	1.00%	1.00%
Expenses net of all reductions	.91%A	.92%	.94%	.98%	.99%	.99%
Net investment income (loss)	1.09%A	1.22%	1.27%	1.56%	1.53%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$ 415	$ 366	$ 270	$ 249	$ 215	$ 203
Portfolio turnover rateG	104%A	79%	124%	124%	146%J	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share. JThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.28	$ 17.99	$ 16.44	$ 14.95	$ 13.40	$ 12.70
Income from Investment Operations
Net investment income (loss) E	.08	.19	.18	.21	.20	.21
Net realized and unrealized gain (loss)	.76	3.05	1.54	1.49	1.56	.72
Total from investment operations	.84	3.24	1.72	1.70	1.76	.93
Distributions from net investment income	(.06)	(.19)	(.17)	(.21)	(.20)	(.21)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)	(.02)
Total distributions	(1.28)K	(.95)J	(.17)	(.21)	(.21)	(.23)I
Net asset value, end of period	$ 19.84	$ 20.28	$ 17.99	$ 16.44	$ 14.95	$ 13.40
Total ReturnB, C, D	4.58%	18.66%	10.55%	11.44%	13.09%	7.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15%A	1.15%	1.17%	1.19%	1.20%	1.23%
Expenses net of fee waivers, if any	1.15%A	1.15%	1.17%	1.19%	1.20%	1.23%
Expenses net of all reductions	1.14%A	1.15%	1.16%	1.18%	1.19%	1.21%
Net investment income (loss)	.85%A	.99%	1.05%	1.36%	1.33%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 1,030	$ 960	$ 821	$ 737	$ 673	$ 619
Portfolio turnover rateG	104%A	79%	124%	124%	146%L	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share. JTotal distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share. KTotal distributions of $1.28 per share is comprised of distributions from net investment income of $0.063 and distributions from net realized gain of $1.212 per share. LThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.11	$ 17.84	$ 16.30	$ 14.81	$ 13.27	$ 12.58
Income from Investment Operations
Net investment income (loss) E	.03	.07	.08	.12	.11	.13
Net realized and unrealized gain (loss)	.75	3.03	1.52	1.47	1.54	.71
Total from investment operations	.78	3.10	1.60	1.59	1.65	.84
Distributions from net investment income	(.01)	(.06)	(.06)	(.10)	(.10)	(.13)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)	(.02)
Total distributions	(1.22)	(.83)	(.06)	(.10)	(.11)	(.15)I
Net asset value, end of period	$ 19.67	$ 20.11	$ 17.84	$ 16.30	$ 14.81	$ 13.27
Total ReturnB, C, D	4.30%	17.95%	9.85%	10.78%	12.42%	6.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74%A	1.76%	1.78%	1.78%	1.80%	1.82%
Expenses net of fee waivers, if any	1.74%A	1.76%	1.78%	1.78%	1.80%	1.82%
Expenses net of all reductions	1.74%A	1.75%	1.77%	1.78%	1.79%	1.81%
Net investment income (loss)	.26%A	.38%	.44%	.76%	.73%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 11	$ 13	$ 15	$ 19	$ 24
Portfolio turnover rateG	104%A	79%	124%	124%	146%J	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share. JThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.99	$ 17.76	$ 16.24	$ 14.77	$ 13.23	$ 12.55
Income from Investment Operations
Net investment income (loss) E	.03	.09	.09	.13	.12	.13
Net realized and unrealized gain (loss)	.75	3.01	1.52	1.46	1.55	.71
Total from investment operations	.78	3.10	1.61	1.59	1.67	.84
Distributions from net investment income	(.02)	(.10)	(.09)	(.12)	(.12)	(.15)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)	(.02)
Total distributions	(1.23)	(.87)	(.09)	(.12)	(.13)	(.16)I
Net asset value, end of period	$ 19.54	$ 19.99	$ 17.76	$ 16.24	$ 14.77	$ 13.23
Total ReturnB, C, D	4.34%	18.01%	9.93%	10.81%	12.59%	6.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.67%A	1.68%	1.71%	1.73%	1.74%	1.76%
Expenses net of fee waivers, if any	1.67%A	1.68%	1.71%	1.73%	1.74%	1.76%
Expenses net of all reductions	1.67%A	1.68%	1.70%	1.72%	1.73%	1.75%
Net investment income (loss)	.33%A	.46%	.51%	.81%	.79%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 220	$ 160	$ 105	$ 80	$ 69	$ 62
Portfolio turnover rateG	104%A	79%	124%	124%	146%J	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share. JThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 18.11	$ 16.55	$ 15.06	$ 13.49	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.13	.29	.27	.29	.28	.28
Net realized and unrealized gain (loss)	.76	3.06	1.55	1.49	1.57	.72
Total from investment operations	.89	3.35	1.82	1.78	1.85	1.00
Distributions from net investment income	(.12)	(.28)	(.26)	(.29)	(.27)	(.28)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)	(.02)
Total distributions	(1.33)	(1.04) I	(.26)	(.29)	(.28)	(.30) H
Net asset value, end of period	$ 19.98	$ 20.42	$ 18.11	$ 16.55	$ 15.06	$ 13.49
Total ReturnB, C	4.84%	19.21%	11.08%	11.96%	13.69%	7.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.65%A	.66%	.68%	.70%	.71%	.73%
Expenses net of fee waivers, if any	.65%A	.66%	.68%	.70%	.71%	.73%
Expenses net of all reductions	.65%A	.66%	.67%	.70%	.70%	.72%
Net investment income (loss)	1.35%A	1.48%	1.54%	1.84%	1.82%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$ 193	$ 124	$ 97	$ 66	$ 42	$ 34
Portfolio turnover rateF	104%A	79%	124%	124%	146%J	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share. ITotal distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share. JThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 18.11	$ 18.56
Income from Investment Operations
Net investment income (loss) D	.15	.32	.01
Net realized and unrealized gain (loss)	.75	3.06	(.46)
Total from investment operations	.90	3.38	(.45)
Distributions from net investment income	(.13)	(.31)	-
Distributions from net realized gain	(1.21)	(.77)	-
Total distributions	(1.34)	(1.07)I	-
Net asset value, end of period	$ 19.98	$ 20.42	$ 18.11
Total ReturnB, C	4.91%	19.40%	(2.42)%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%A	.51%	.53%A
Expenses net of fee waivers, if any	.51%A	.51%	.53%A
Expenses net of all reductions	.51%A	.51%	.52%A
Net investment income (loss)	1.49%A	1.62%	.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,049	$ 26,518	$ 98
Portfolio turnover rateF	104%A	79%	124%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to August 31, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events,

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied

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3. Significant Accounting Policies - continued

Investment Valuation - continued

prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 323,374
Gross unrealized depreciation	(24,192)
Net unrealized appreciation (depreciation) on securities	$ 299,182

Tax cost	$ 1,627,247

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ -	$ -
Equity Risk
Futures Contracts	1,038	105
Totals (a)	$ 1,038	$ 105

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $647,665 and $494,176, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 477	$ 20
Class T	.25%	.25%	2,450	32
Class B	.75%	.25%	50	38
Class C	.75%	.25%	910	248
			$ 3,887	$ 338

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 134
Class T	28
Class B*	4
Class C*	14
$ 180

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 376.20
Class T	890.18
Class B	14.27
Class C	187.21
Institutional Class	143.19
Class Z	7.05
	$ 1,617

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $245. Security lending income represents the income earned on investing cash collateral, less rebates

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $3. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $69 (including $33 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $23 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 1,664	$ 3,866
Class T	3,095	8,717
Class B	3	39
Class C	148	701
Institutional Class	866	1,632
Class Z	187	80
Total	$ 5,963	$ 15,035
From net realized gain
Class A	$ 22,655	$ 11,846
Class T	58,592	35,422
Class B	624	522
Class C	10,374	4,798
Institutional Class	8,438	4,283
Class Z	1,682	4
Total	$ 102,365	$ 56,875

Semiannual Report

11. Share Transactions.

Share transactions for each class were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	4,555	5,619	$ 88,091	$ 106,689
Reinvestment of distributions	1,252	819	23,206	14,945
Shares redeemed	(2,902)	(3,372)	(56,059)	(64,162)
Net increase (decrease)	2,905	3,066	$ 55,238	$ 57,472
Class T
Shares sold	6,615	10,824	$ 128,989	$ 206,801
Reinvestment of distributions	3,210	2,330	60,075	42,769
Shares redeemed	(5,243)	(11,440)	(101,898)	(218,867)
Net increase (decrease)	4,582	1,714	$ 87,166	$ 30,703
Class B
Shares sold	61	48	$ 1,162	$ 932
Reinvestment of distributions	30	28	566	499
Shares redeemed	(124)	(249)	(2,393)	(4,713)
Net increase (decrease)	(33)	(173)	$ (665)	$ (3,282)
Class C
Shares sold	3,345	3,067	$ 64,009	$ 57,908
Reinvestment of distributions	523	280	9,654	5,062
Shares redeemed	(628)	(1,247)	(12,055)	(23,564)
Net increase (decrease)	3,240	2,100	$ 61,608	$ 39,406
Institutional Class
Shares sold	4,365	4,018	$ 85,811	$ 77,571
Reinvestment of distributions	454	308	8,561	5,707
Shares redeemed	(1,230)	(3,655)	(24,277)	(70,640)
Net increase (decrease)	3,589	671	$ 70,095	$ 12,638

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class Z
Shares sold	370	1,348	$ 7,271	$ 26,331
Reinvestment of distributions	99	4	1,869	84
Shares redeemed	(114)	(58)	(2,246)	(1,144)
Net increase (decrease)	355	1,294	$ 6,894	$ 25,271

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGI-USAN-0415
1.786778.112

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Class Z

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.91%
Actual		$ 1,000.00	$ 1,047.10	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 1,045.80	$ 5.83
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76
Class B	1.74%
Actual		$ 1,000.00	$ 1,043.00	$ 8.81
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Class C	1.67%
Actual		$ 1,000.00	$ 1,043.40	$ 8.46
HypotheticalA		$ 1,000.00	$ 1,016.51	$ 8.35
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,048.40	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class Z	.51%
Actual		$ 1,000.00	$ 1,049.10	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	2.6
Google, Inc. Class C	1.3	1.3
Citigroup, Inc.	1.2	0.6
Bank of America Corp.	1.1	1.1
Chevron Corp.	1.0	1.5
	7.5
Top Five Bond Issuers as of February 28, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.5	7.5
Fannie Mae	3.3	3.4
Freddie Mac	1.1	1.2
Ginnie Mae	1.1	1.1
Citigroup, Inc.	0.9	0.2
	13.9
Top Five Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	15.5
Information Technology	12.6	13.1
Health Care	10.8	10.4
Consumer Discretionary	10.6	10.1
Energy	7.8	8.7
Asset Allocation (% of fund's net assets)
As of February 28, 2015 *		As of August 31, 2014 **
	Stocks and Equity Futures 68.1%		Stocks and Equity Futures 72.1%
	Bonds 30.3%		Bonds 25.8%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	11.1%	** Foreign investments	9.2%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 0.1%
Harley-Davidson, Inc.	38,000	$ 2,416
Diversified Consumer Services - 0.4%
H&R Block, Inc.	197,181	6,734
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	59,059	1,869
Extended Stay America, Inc. unit	417,355	8,055
McDonald's Corp.	128,275	12,686
Panera Bread Co. Class A (a)	48,560	7,839
Starbucks Corp.	131,300	12,275
Wynn Resorts Ltd.	24,500	3,491
		46,215
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	10,000	3,802
Ctrip.com International Ltd. sponsored ADR (a)	52,200	2,368
Liberty Interactive Corp. Series A (a)	363,297	10,728
Priceline Group, Inc. (a)	7,100	8,786
Travelport Worldwide Ltd.	159,600	2,544
		28,228
Media - 2.6%
Comcast Corp. Class A	50,462	2,996
DIRECTV (a)	110,349	9,777
DreamWorks Animation SKG, Inc. Class A (a)	191,900	4,109
Legend Pictures LLC (a)(l)(m)	415	981
Liberty Media Corp. Class C (a)	207,300	8,002
Manchester United PLC (a)	113,900	1,821
The Madison Square Garden Co. Class A (a)	137,786	10,796
Twenty-First Century Fox, Inc. Class A	340,142	11,905
		50,387
Multiline Retail - 0.9%
B&M European Value Retail S.A.	954,914	4,718
Dollar General Corp. (a)	151,535	11,004
Poundland Group PLC	128,786	767
		16,489
Specialty Retail - 0.6%
Michaels Companies, Inc.	125,100	3,528
TJX Companies, Inc.	112,180	7,700
		11,228
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	58,886	$ 4,030
NIKE, Inc. Class B	111,100	10,790
		14,820
TOTAL CONSUMER DISCRETIONARY		176,517
CONSUMER STAPLES - 6.4%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	15,429	1,957
Coca-Cola Icecek Sanayi A/S	19,269	374
Diageo PLC sponsored ADR	12,869	1,529
Embotelladora Andina SA sponsored ADR	22,411	373
Monster Beverage Corp. (a)	21,800	3,076
Pernod Ricard SA	11,696	1,387
Remy Cointreau SA (e)	12,213	897
The Coca-Cola Co.	317,299	13,739
		23,332
Food & Staples Retailing - 1.7%
CVS Health Corp.	126,027	13,090
Kroger Co.	114,718	8,162
Sysco Corp.	88,173	3,438
Wal-Mart Stores, Inc.	48,649	4,083
Whole Foods Market, Inc.	49,400	2,791
		31,564
Food Products - 0.8%
Bunge Ltd.	31,038	2,538
Keurig Green Mountain, Inc.	22,140	2,825
Mead Johnson Nutrition Co. Class A	61,989	6,494
Nestle SA	16,260	1,271
The Hershey Co.	27,500	2,854
		15,982
Household Products - 1.0%
Colgate-Palmolive Co.	32,800	2,323
Procter & Gamble Co.	195,528	16,645
		18,968
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	31,000	2,563
L'Oreal SA	4,800	872
		3,435
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.5%
Altria Group, Inc.	252,903	$ 14,236
British American Tobacco PLC sponsored ADR	119,699	13,941
Souza Cruz SA	47,950	428
		28,605
TOTAL CONSUMER STAPLES		121,886
ENERGY - 5.4%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	17,700	1,106
C&J Energy Services, Inc. (a)	84,710	1,155
Dril-Quip, Inc. (a)	16,139	1,173
FMC Technologies, Inc. (a)	41,316	1,650
Halliburton Co.	131,707	5,655
Independence Contract Drilling, Inc.	76,237	435
Oceaneering International, Inc.	35,229	1,921
		13,095
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	107,173	9,027
Apache Corp.	41,200	2,713
BG Group PLC	126,300	1,859
Cabot Oil & Gas Corp.	97,315	2,822
Chevron Corp.	182,976	19,520
Cimarex Energy Co.	39,300	4,310
Columbia Pipeline Partners LP	33,100	917
EOG Resources, Inc.	61,510	5,519
EP Energy Corp. (a)(e)	112,267	1,263
Exxon Mobil Corp.	135,091	11,961
Kinder Morgan, Inc.	189,456	7,770
Memorial Resource Development Corp.	86,800	1,780
Noble Energy, Inc.	132,845	6,274
Parsley Energy, Inc. Class A (e)	65,300	972
Phillips 66 Co.	81,174	6,369
PrairieSky Royalty Ltd. (e)	46,700	1,181
Suncor Energy, Inc. (e)	154,755	4,646
Valero Energy Partners LP	24,296	1,295
		90,198
TOTAL ENERGY		103,293
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 10.5%
Banks - 4.6%
Bank of America Corp.	1,365,491	$ 21,588
Citigroup, Inc.	446,130	23,386
Huntington Bancshares, Inc.	483,993	5,295
JPMorgan Chase & Co.	314,932	19,299
SunTrust Banks, Inc.	72,954	2,991
Synovus Financial Corp.	52,043	1,457
U.S. Bancorp	283,833	12,662
		86,678
Capital Markets - 1.6%
Ameriprise Financial, Inc.	20,589	2,751
BlackRock, Inc. Class A	16,690	6,199
Carlyle Group LP	17,200	445
E*TRADE Financial Corp. (a)	79,721	2,076
Goldman Sachs Group, Inc.	51,300	9,736
Invesco Ltd.	39,247	1,580
Northern Trust Corp.	43,405	3,031
Oaktree Capital Group LLC Class A	16,791	903
State Street Corp.	19,400	1,444
The Blackstone Group LP	43,855	1,643
		29,808
Consumer Finance - 1.5%
Capital One Financial Corp.	239,934	18,885
Navient Corp.	192,907	4,128
SLM Corp.	435,586	4,125
Springleaf Holdings, Inc. (a)	48,000	1,846
		28,984
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,212
Class B (a)	35,700	5,263
IntercontinentalExchange Group, Inc.	13,176	3,101
KBC Ancora (a)	20,348	696
		11,272
Insurance - 1.0%
Direct Line Insurance Group PLC	386,712	1,955
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,500	2,361
Marsh & McLennan Companies, Inc.	68,953	3,923
MetLife, Inc.	73,867	3,755
Principal Financial Group, Inc.	39,200	2,006
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	47,000	$ 4,721
Unum Group	37,300	1,252
WMI Holdings Corp. (a)	4,454	11
		19,984
Real Estate Investment Trusts - 1.0%
Altisource Residential Corp. Class B	250,010	5,163
American Tower Corp.	15,700	1,556
Boston Properties, Inc.	26,800	3,683
Digital Realty Trust, Inc.	51,800	3,438
Duke Realty LP	48,200	1,030
InfraReit, Inc.	18,400	499
Outfront Media, Inc.	25,812	773
Sun Communities, Inc.	37,142	2,510
		18,652
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	121,548	4,164
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	43,800	357
Washington Mutual, Inc. (a)	130,000	0
		357
TOTAL FINANCIALS		199,899
HEALTH CARE - 10.1%
Biotechnology - 3.2%
Actelion Ltd.	6,168	738
Alexion Pharmaceuticals, Inc. (a)	40,964	7,389
Amgen, Inc.	71,105	11,215
Biogen Idec, Inc. (a)	26,775	10,967
BioMarin Pharmaceutical, Inc. (a)	29,309	3,138
Celgene Corp. (a)	86,700	10,537
Gilead Sciences, Inc. (a)	136,385	14,120
Vertex Pharmaceuticals, Inc. (a)	28,900	3,452
		61,556
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	507,549	8,578
Edwards Lifesciences Corp. (a)	17,914	2,383
Medtronic PLC	191,899	14,889
Quidel Corp. (a)	27,800	714
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	22,628	$ 3,710
Zimmer Holdings, Inc.	28,200	3,395
		33,669
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc. (a)	75,164	2,819
Cigna Corp.	66,382	8,074
HCA Holdings, Inc. (a)	59,907	4,286
Henry Schein, Inc. (a)	21,744	3,045
McKesson Corp.	49,982	11,431
UnitedHealth Group, Inc.	44,800	5,091
		34,746
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	80,800	3,411
Thermo Fisher Scientific, Inc.	56,290	7,318
		10,729
Pharmaceuticals - 2.7%
AbbVie, Inc.	35,711	2,161
Actavis PLC (a)	52,619	15,331
Allergan, Inc.	5,800	1,350
Bristol-Myers Squibb Co.	181,094	11,032
Mallinckrodt PLC (a)	49,000	5,719
Merck & Co., Inc.	53,244	3,117
Roche Holding AG (participation certificate)	8,911	2,428
Shire PLC	52,438	4,230
Teva Pharmaceutical Industries Ltd. sponsored ADR	85,600	4,881
		50,249
TOTAL HEALTH CARE		190,949
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.8%
Meggitt PLC	721,499	6,071
TransDigm Group, Inc.	44,168	9,578
		15,649
Air Freight & Logistics - 0.4%
FedEx Corp.	41,481	7,341
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.1%
AMETEK, Inc.	292,986	$ 15,569
Hubbell, Inc. Class B	42,150	4,797
		20,366
Industrial Conglomerates - 1.7%
Danaher Corp.	205,692	17,953
Roper Industries, Inc.	86,280	14,458
		32,411
Machinery - 0.9%
Deere & Co.	83,900	7,601
Pall Corp.	43,891	4,425
WABCO Holdings, Inc. (a)	41,200	4,813
		16,839
Professional Services - 0.3%
Verisk Analytics, Inc. (a)	71,228	5,115
Road & Rail - 0.8%
CSX Corp.	111,579	3,828
J.B. Hunt Transport Services, Inc.	138,103	11,808
		15,636
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	232,300	6,854
TOTAL INDUSTRIALS		120,211
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	331,509	9,783
QUALCOMM, Inc.	218,479	15,842
		25,625
Electronic Equipment & Components - 0.4%
Samsung SDI Co. Ltd.	5,587	693
TE Connectivity Ltd.	75,530	5,448
Trimble Navigation Ltd. (a)	54,000	1,412
		7,553
Internet Software & Services - 3.2%
58.com, Inc. ADR (a)	24,773	1,033
Alibaba Group Holding Ltd. sponsored ADR	102,400	8,716
ChannelAdvisor Corp. (a)	59,255	586
Cvent, Inc. (a)	110,622	3,203
Demandware, Inc. (a)	19,750	1,248
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	181,613	$ 14,342
Five9, Inc.	82,100	320
Google, Inc. Class C (a)	44,180	24,670
HomeAway, Inc. (a)	70,500	2,185
Opower, Inc. (e)	144,881	2,176
Twitter, Inc. (a)	10,600	510
Wix.com Ltd. (a)	23,533	431
Zoopla Property Group PLC (e)	232,735	661
		60,081
IT Services - 0.4%
Fidelity National Information Services, Inc.	11,600	784
Lionbridge Technologies, Inc. (a)	47,939	270
Sabre Corp.	154,694	3,366
Total System Services, Inc.	68,900	2,632
		7,052
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp. Class A	27,800	1,257
Marvell Technology Group Ltd.	764,100	12,317
Micron Technology, Inc. (a)	41,287	1,266
NVIDIA Corp.	121,900	2,689
NXP Semiconductors NV (a)	62,376	5,295
Qorvo, Inc. (a)	167,620	11,633
STMicroelectronics NV (NY Shares) unit	85,400	759
		35,216
Software - 1.9%
Activision Blizzard, Inc.	29,900	697
Adobe Systems, Inc. (a)	75,854	6,000
Autodesk, Inc. (a)	42,400	2,724
Citrix Systems, Inc. (a)	8,200	522
CommVault Systems, Inc. (a)	8,034	388
Fleetmatics Group PLC (a)	25,800	1,063
Imperva, Inc. (a)	81,800	3,771
Intuit, Inc.	66,200	6,463
Oracle Corp.	68,796	3,015
salesforce.com, Inc. (a)	114,299	7,930
Xero Ltd. (a)(e)	102,706	1,919
Yodlee, inc. (e)	39,400	508
Zendesk, Inc.	50,600	1,251
		36,251
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	425,652	$ 54,676
Electronics for Imaging, Inc. (a)	44,909	1,823
Hewlett-Packard Co.	208,100	7,250
Samsung Electronics Co. Ltd.	1,793	2,210
Western Digital Corp.	18,800	2,011
		67,970
TOTAL INFORMATION TECHNOLOGY		239,748
MATERIALS - 2.9%
Chemicals - 2.4%
Airgas, Inc.	88,617	10,388
Cabot Corp.	8,928	403
CF Industries Holdings, Inc.	7,100	2,174
E.I. du Pont de Nemours & Co.	79,800	6,212
Eastman Chemical Co.	42,974	3,200
Ecolab, Inc.	77,100	8,908
FMC Corp.	48,895	3,100
LyondellBasell Industries NV Class A	32,543	2,796
Methanex Corp.	23,900	1,300
Monsanto Co.	40,778	4,911
W.R. Grace & Co. (a)	22,781	2,259
		45,651
Construction Materials - 0.1%
Eagle Materials, Inc.	21,000	1,649
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	90,090	1,359
Rock-Tenn Co. Class A	43,248	2,969
		4,328
Metals & Mining - 0.2%
Nucor Corp.	52,100	2,450
TOTAL MATERIALS		54,078
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc.	22,700	834
inContact, Inc. (a)	76,417	895
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	36,052	$ 1,942
Verizon Communications, Inc.	328,798	16,259
		19,930
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	73,550	2,429
Telephone & Data Systems, Inc.	19,437	494
		2,923
TOTAL TELECOMMUNICATION SERVICES		22,853
UTILITIES - 1.8%
Electric Utilities - 0.8%
Edison International	33,767	2,170
Exelon Corp.	112,200	3,806
NextEra Energy, Inc.	60,300	6,239
PPL Corp.	108,000	3,683
		15,898
Gas Utilities - 0.1%
National Fuel Gas Co.	20,936	1,348
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	17,000	360
NRG Energy, Inc.	78,330	1,878
		2,238
Multi-Utilities - 0.8%
Dominion Resources, Inc.	68,649	4,949
NiSource, Inc.	69,397	2,978
PG&E Corp.	44,975	2,417
Sempra Energy	43,909	4,751
		15,095
TOTAL UTILITIES		34,579
TOTAL COMMON STOCKS (Cost $984,234)		1,264,013
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25% (a)	30,000	$ 1,635
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(m)	16,802	151
TOTAL CONVERTIBLE PREFERRED STOCKS		1,786
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	95,450	616
TOTAL PREFERRED STOCKS (Cost $2,289)		2,402
Nonconvertible Bonds - 12.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.3%
Daimler Finance North America LLC:
1.45% 8/1/16 (f)	$ 231	233
2.875% 3/10/21 (f)	900	928
General Motors Co.:
3.5% 10/2/18	350	361
6.25% 10/2/43	58	72
General Motors Financial Co., Inc.:
2.625% 7/10/17	110	111
3% 9/25/17	252	258
3.15% 1/15/20	741	749
3.25% 5/15/18	180	184
3.5% 7/10/19	400	411
4% 1/15/25	494	507
4.25% 5/15/23	200	210
4.375% 9/25/21	1,659	1,763
4.75% 8/15/17	195	207
		5,994
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	$ 35	$ 36
4.25% 6/15/23	249	268
		304
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	705
Comcast Corp.:
3.6% 3/1/24	1,000	1,074
4.75% 3/1/44	500	577
4.95% 6/15/16	15	16
6.45% 3/15/37	238	325
COX Communications, Inc. 3.25% 12/15/22 (f)	136	137
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	504
Discovery Communications LLC:
3.25% 4/1/23	51	51
6.35% 6/1/40	236	288
NBCUniversal, Inc.:
5.15% 4/30/20	431	496
6.4% 4/30/40	309	425
News America Holdings, Inc. 7.75% 12/1/45	621	950
News America, Inc.:
6.15% 3/1/37	235	303
6.15% 2/15/41	186	242
Thomson Reuters Corp.:
1.3% 2/23/17	122	122
3.85% 9/29/24	319	329
Time Warner Cable, Inc.:
4% 9/1/21	630	668
5.85% 5/1/17	104	113
6.55% 5/1/37	320	386
6.75% 7/1/18	439	504
8.25% 4/1/19	700	855
Time Warner, Inc.:
5.875% 11/15/16	12	13
6.5% 11/15/36	232	302
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
2.5% 9/1/18	$ 46	$ 47
3.5% 4/1/17	583	607
		10,039
TOTAL CONSUMER DISCRETIONARY		16,337
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Heineken NV:
1.4% 10/1/17 (f)	182	182
2.75% 4/1/23 (f)	191	188
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	285	298
		668
Food & Staples Retailing - 0.1%
CVS Health Corp. 2.25% 12/5/18	282	288
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	109	110
2.7% 11/18/19	245	249
3.3% 11/18/21	291	299
3.8% 11/18/24	222	231
		1,177
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	131	131
3.2% 1/25/23	110	108
		239
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	262
4% 1/31/24	212	227
4.25% 8/9/42	262	264
4.75% 5/5/21	300	334
5.375% 1/31/44	364	431
9.7% 11/10/18	769	989
Reynolds American, Inc.:
3.25% 11/1/22	187	187
4.75% 11/1/42	289	293
6.15% 9/15/43	143	173
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 23	$ 26
7.25% 6/15/37	409	537
		3,723
TOTAL CONSUMER STAPLES		5,807
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)	364	344
5.35% 3/15/20 (f)	1,027	1,012
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	379
5% 10/1/21	146	158
6.5% 4/1/20	24	28
Transocean, Inc. 5.05% 12/15/16	238	238
		2,159
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	673	753
BP Capital Markets PLC:
1.674% 2/13/18	1,284	1,287
2.315% 2/13/20	1,873	1,880
3.535% 11/4/24	1,443	1,482
3.814% 2/10/24	359	376
4.5% 10/1/20	173	191
4.742% 3/11/21	300	334
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	176
3.8% 4/15/24	619	627
Cenovus Energy, Inc. 5.7% 10/15/19	122	136
DCP Midstream Operating LP:
2.5% 12/1/17	168	163
2.7% 4/1/19	181	171
3.875% 3/15/23	164	149
Duke Energy Field Services:
5.375% 10/15/15 (f)	10	10
6.45% 11/3/36 (f)	375	347
El Paso Natural Gas Co. 5.95% 4/15/17	7	7
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	350	362
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	$ 114	$ 111
3.9% 5/15/24 (f)	121	119
Enbridge Energy Partners LP 4.2% 9/15/21	438	457
EnLink Midstream Partners LP 2.7% 4/1/19	572	570
Enterprise Products Operating LP:
2.55% 10/15/19	85	86
3.75% 2/15/25	285	296
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	7	7
Marathon Petroleum Corp. 5.125% 3/1/21	215	242
Motiva Enterprises LLC 5.75% 1/15/20 (f)	156	171
MPLX LP 4% 2/15/25	77	78
Nakilat, Inc. 6.067% 12/31/33 (f)	279	325
Nexen, Inc. 5.2% 3/10/15	7	7
Petro-Canada 6.05% 5/15/18	150	169
Petrobras Global Finance BV:
1.8806% 5/20/16 (i)	425	404
3% 1/15/19	40	35
3.25% 3/17/17	1,490	1,388
4.375% 5/20/23	596	491
4.875% 3/17/20	2,084	1,850
5.625% 5/20/43	569	454
7.25% 3/17/44	2,755	2,490
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	348
5.375% 1/27/21	3,302	2,971
5.75% 1/20/20	611	564
5.875% 3/1/18	228	219
6.125% 10/6/16	100	100
7.875% 3/15/19	399	404
Petroleos Mexicanos:
3.125% 1/23/19	58	59
3.5% 7/18/18	463	478
3.5% 7/23/20 (f)	2,675	2,723
3.5% 1/30/23	285	279
4.5% 1/23/26 (f)	1,314	1,337
4.875% 1/24/22	237	252
4.875% 1/18/24	410	436
5.5% 1/21/21	369	405
5.5% 6/27/44	648	658
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
5.625% 1/23/46 (f)	$ 249	$ 255
6% 3/5/20	175	198
6.375% 1/23/45	2,366	2,647
6.5% 6/2/41	661	745
8% 5/3/19	241	289
Phillips 66 Co. 4.3% 4/1/22	338	369
Phillips 66 Partners LP 2.646% 2/15/20	42	42
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	179
6.125% 1/15/17	205	222
Southwestern Energy Co.:
3.3% 1/23/18	200	203
4.05% 1/23/20	363	372
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	71
2.95% 9/25/18	63	65
4.6% 6/15/21	90	99
Suncor Energy, Inc. 6.1% 6/1/18	395	447
The Williams Companies, Inc.:
3.7% 1/15/23	116	108
4.55% 6/24/24	1,308	1,278
Western Gas Partners LP 5.375% 6/1/21	441	492
Williams Partners LP 4.3% 3/4/24	278	286
		37,812
TOTAL ENERGY		39,971
FINANCIALS - 7.0%
Banks - 3.2%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (f)	600	599
5.5% 7/12/20 (f)	3,200	3,316
5.75% 9/26/23 (f)	332	338
6.5% 6/10/19 (f)	129	138
Bank of America Corp.:
2.6% 1/15/19	648	658
2.65% 4/1/19	183	186
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
3.3% 1/11/23	$ 947	$ 960
3.875% 3/22/17	1,060	1,112
4.1% 7/24/23	352	378
4.2% 8/26/24	474	491
4.25% 10/22/26	418	428
5.65% 5/1/18	205	228
5.75% 12/1/17	2,655	2,936
5.875% 1/5/21	170	199
6.5% 8/1/16	300	322
Bank of America NA 5.3% 3/15/17	420	451
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (f)	1,362	1,361
2.3% 3/5/20 (f)	1,360	1,357
Barclays Bank PLC 2.5% 2/20/19	200	204
Barclays PLC 2.75% 11/8/19	356	360
Capital One NA:
1.65% 2/5/18	2,362	2,358
2.95% 7/23/21	541	548
Citigroup, Inc.:
1.3% 11/15/16	568	567
1.8% 2/5/18	10,500	10,475
1.85% 11/24/17	2,353	2,357
2.5% 7/29/19	1,199	1,213
3.953% 6/15/16	397	411
4.05% 7/30/22	151	157
4.75% 5/19/15	544	549
5.3% 5/6/44	751	840
5.5% 9/13/25	142	161
6.125% 5/15/18	212	239
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	216	225
Credit Suisse AG 6% 2/15/18	1,164	1,293
Discover Bank 4.2% 8/8/23	259	277
Fifth Third Bancorp 8.25% 3/1/38	94	142
HBOS PLC 6.75% 5/21/18 (f)	180	202
HSBC Holdings PLC 4.25% 3/14/24	200	211
HSBC U.S.A., Inc. 1.625% 1/16/18	314	314
Huntington Bancshares, Inc. 7% 12/15/20	97	117
Huntington National Bank:
1.7% 2/26/18	3,052	3,051
2.4% 4/1/20	4,000	4,010
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.:
1.625% 5/15/18	$ 720	$ 717
2% 8/15/17	300	304
2.2% 10/22/19	201	201
2.35% 1/28/19	190	193
3.15% 7/5/16	430	442
3.25% 9/23/22	503	514
3.875% 9/10/24	1,003	1,023
4.125% 12/15/26	1,465	1,504
4.25% 10/15/20	182	199
4.35% 8/15/21	601	657
4.5% 1/24/22	134	148
4.625% 5/10/21	179	199
4.95% 3/25/20	804	901
JPMorgan Chase Bank 6% 10/1/17	250	277
KeyBank NA 5.45% 3/3/16	294	307
Marshall & Ilsley Bank 5% 1/17/17	259	274
MUFG Americas Holdings Corp.:
1.625% 2/9/18	151	151
2.25% 2/10/20	509	508
Regions Bank:
6.45% 6/26/37	652	815
7.5% 5/15/18	1,282	1,483
Regions Financial Corp.:
2% 5/15/18	382	380
5.75% 6/15/15	73	74
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	1,416	1,500
6% 12/19/23	490	549
6.1% 6/10/23	470	527
6.125% 12/15/22	694	783
Wells Fargo & Co.:
1.25% 7/20/16	1,200	1,207
3.676% 6/15/16	160	166
4.48% 1/16/24	30	33
		61,775
Capital Markets - 1.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	580	577
4.25% 2/15/24	399	422
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Deutsche Bank AG London Branch 1.875% 2/13/18	$ 2,780	$ 2,783
Goldman Sachs Group, Inc.:
1.748% 9/15/17	2,964	2,955
2.55% 10/23/19	3,392	3,417
2.625% 1/31/19	1,538	1,564
2.9% 7/19/18	526	541
5.25% 7/27/21	96	109
5.625% 1/15/17	500	537
5.95% 1/18/18	32	36
6% 6/15/20	600	699
6.15% 4/1/18	36	40
6.75% 10/1/37	2,000	2,590
JPMorgan Chase & Co. 1.7% 3/1/18	3,810	3,808
Lazard Group LLC:
4.25% 11/14/20	324	345
6.85% 6/15/17	100	111
Morgan Stanley:
1.875% 1/5/18	454	456
2.125% 4/25/18	2,454	2,472
2.375% 7/23/19	1,201	1,208
2.65% 1/27/20	1,715	1,729
3.75% 2/25/23	438	458
4.3% 1/27/45	447	459
4.35% 9/8/26	2,000	2,085
4.875% 11/1/22	687	746
5% 11/24/25	93	102
5.45% 1/9/17	480	515
5.75% 1/25/21	268	312
6.625% 4/1/18	600	682
		31,758
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	462	475
3.95% 11/6/24	283	289
5.2% 4/27/22	42	46
6.45% 6/12/17	1,019	1,119
Ford Motor Credit Co. LLC:
1.5% 1/17/17	239	239
1.7% 5/9/16	561	564
2.875% 10/1/18	400	412
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
3.5% 6/29/15	$ 192	$ 194
4.625% 1/7/21	378	426
4.65% 10/17/21	154	175
6% 8/7/19	1,000	1,173
Hyundai Capital America:
1.45% 2/6/17 (f)	476	475
1.625% 10/2/15 (f)	122	123
1.875% 8/9/16 (f)	92	93
2.125% 10/2/17 (f)	134	135
2.875% 8/9/18 (f)	163	167
Synchrony Financial:
1.875% 8/15/17	95	95
3% 8/15/19	140	142
3.75% 8/15/21	211	219
4.25% 8/15/24	213	223
		6,784
Insurance - 0.7%
AIA Group Ltd. 2.25% 3/11/19 (f)	200	200
American International Group, Inc.:
2.3% 7/16/19	1,563	1,582
4.875% 6/1/22	107	122
5.6% 10/18/16	318	341
Aon Corp.:
3.125% 5/27/16	376	385
3.5% 9/30/15	151	153
5% 9/30/20	133	150
Five Corners Funding Trust 4.419% 11/15/23 (f)	360	387
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(i)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	408	469
5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 5% 6/1/21 (f)	421	467
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	262
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	107	130
MetLife, Inc.:
1.903% 12/15/17	84	85
4.368% 9/15/23	305	339
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
4.75% 2/8/21	$ 137	$ 155
6.75% 6/1/16	290	311
Metropolitan Life Global Funding I 3% 1/10/23 (f)	223	226
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	203	327
Pacific LifeCorp:
5.125% 1/30/43 (f)	441	500
6% 2/10/20 (f)	409	463
Prudential Financial, Inc.:
2.3% 8/15/18	51	52
4.5% 11/16/21	200	221
4.75% 9/17/15	500	511
6.2% 11/15/40	134	172
7.375% 6/15/19	2,734	3,301
Symetra Financial Corp. 6.125% 4/1/16 (f)	38	40
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	505	580
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	120	122
4.125% 11/1/24 (f)	174	184
Unum Group:
4% 3/15/24	600	625
5.625% 9/15/20	270	306
5.75% 8/15/42	458	553
7.125% 9/30/16	19	21
		13,760
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	108	114
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	102
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	168
4.2% 12/15/23	360	385
Boston Properties, Inc. 3.85% 2/1/23	432	455
Camden Property Trust:
2.95% 12/15/22	135	133
4.25% 1/15/24	304	323
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.:
3.625% 2/1/25	$ 242	$ 242
4.625% 7/15/22	247	265
4.75% 4/15/18	313	336
7.5% 4/1/17	203	226
9.625% 3/15/16	106	115
Duke Realty LP:
3.625% 4/15/23	180	183
3.75% 12/1/24	160	164
3.875% 10/15/22	310	323
4.375% 6/15/22	207	222
5.95% 2/15/17	1,561	1,690
6.5% 1/15/18	285	320
6.75% 3/15/20	12	14
8.25% 8/15/19	127	157
Equity One, Inc.:
3.75% 11/15/22	400	404
5.375% 10/15/15	47	48
Federal Realty Investment Trust 5.9% 4/1/20	95	110
HCP, Inc. 3.75% 2/1/16	201	206
Health Care REIT, Inc.:
2.25% 3/15/18	147	148
4.7% 9/15/17	48	52
HRPT Properties Trust 5.75% 11/1/15	50	50
Lexington Corporate Properties Trust 4.4% 6/15/24	131	136
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (f)	130	133
4.95% 4/1/24	123	131
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	101
5% 12/15/23	67	73
Simon Property Group LP 4.125% 12/1/21	229	251
Weingarten Realty Investors 3.375% 10/15/22	68	68
WP Carey, Inc. 4% 2/1/25	549	545
		8,477
Real Estate Management & Development - 0.6%
BioMed Realty LP:
2.625% 5/1/19	217	218
3.85% 4/15/16	552	568
4.25% 7/15/22	163	172
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP: - continued
6.125% 4/15/20	$ 126	$ 145
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	364
4.1% 10/1/24	401	409
4.55% 10/1/29	401	416
4.95% 4/15/18	281	302
5.7% 5/1/17	1,000	1,082
6% 4/1/16	86	90
Digital Realty Trust LP:
4.5% 7/15/15	172	173
5.25% 3/15/21	201	222
ERP Operating LP:
2.375% 7/1/19	246	248
4.625% 12/15/21	540	600
4.75% 7/15/20	265	294
5.375% 8/1/16	117	124
5.75% 6/15/17	567	622
Essex Portfolio LP 5.5% 3/15/17	113	122
Liberty Property LP:
3.375% 6/15/23	185	184
4.125% 6/15/22	177	185
4.4% 2/15/24	418	446
4.75% 10/1/20	394	428
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	314
Mack-Cali Realty LP:
2.5% 12/15/17	252	253
3.15% 5/15/23	426	388
4.5% 4/18/22	108	109
7.75% 8/15/19	23	27
Mid-America Apartments LP 4.3% 10/15/23	73	78
Post Apartment Homes LP 3.375% 12/1/22	70	70
Prime Property Funding, Inc. 5.7% 4/15/17 (f)	94	100
Reckson Operating Partnership LP 6% 3/31/16	114	119
Regency Centers LP 5.25% 8/1/15	124	126
Tanger Properties LP:
3.75% 12/1/24	300	308
3.875% 12/1/23	160	166
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.125% 6/1/20	$ 478	$ 554
Ventas Realty LP:
1.55% 9/26/16	250	252
3.5% 2/1/25	143	144
4.375% 2/1/45	85	86
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	229
4% 4/30/19	114	122
		10,879
TOTAL FINANCIALS		133,433
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc.:
1.25% 5/22/17	378	378
2.2% 5/22/19	969	975
		1,353
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	147	150
Health Care Providers & Services - 0.2%
Aetna, Inc. 2.75% 11/15/22	178	178
Express Scripts Holding Co. 4.75% 11/15/21	458	511
HCA Holdings, Inc.:
3.75% 3/15/19	375	383
4.25% 10/15/19	1,330	1,377
6.5% 2/15/20	1,250	1,422
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	38
4.125% 9/15/20	259	277
UnitedHealth Group, Inc. 2.75% 2/15/23	59	60
		4,246
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	66
4.15% 2/1/24	99	106
		274
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.2%
AbbVie, Inc.:
1.75% 11/6/17	$ 358	$ 361
2.9% 11/6/22	368	368
Bayer U.S. Finance LLC:
2.375% 10/8/19 (f)	286	291
3% 10/8/21 (f)	209	216
3.375% 10/8/24 (f)	200	208
Mylan, Inc. 1.35% 11/29/16	120	120
Perrigo Co. PLC 2.3% 11/8/18	200	202
Perrigo Finance PLC:
3.5% 12/15/21	200	207
3.9% 12/15/24	200	207
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Zoetis, Inc.:
1.875% 2/1/18	57	57
3.25% 2/1/23	138	137
		2,494
TOTAL HEALTH CARE		8,517
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	309	358
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	10	10
6.9% 7/2/19	2	3
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	9
8.36% 1/20/19	7	7
		29
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	202
3.75% 2/1/22	505	513
3.875% 4/1/21	387	399
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Air Lease Corp.: - continued
4.25% 9/15/24	$ 336	$ 346
4.75% 3/1/20	338	364
		1,824
TOTAL INDUSTRIALS		2,211
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	131	134
Tyco Electronics Group SA 2.375% 12/17/18	74	75
		209
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	371
4.25% 11/15/20	186	203
		574
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	16
Metals & Mining - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	360	380
4.25% 7/17/42 (f)	200	195
4.875% 11/4/44 (f)	1,401	1,489
5.625% 10/18/43 (f)	254	298
Freeport-McMoRan, Inc. 2.3% 11/14/17	289	285
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	359
Vale Overseas Ltd.:
4.375% 1/11/22	200	194
6.25% 1/23/17	503	535
		3,735
TOTAL MATERIALS		4,325
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.:
5.15% 6/15/17	$ 28	$ 30
6% 4/1/17	70	75
6.15% 9/15/19	226	247
Embarq Corp.:
7.082% 6/1/16	236	252
7.995% 6/1/36	1,725	2,018
Verizon Communications, Inc.:
1.35% 6/9/17	591	591
2.625% 2/21/20 (f)	615	620
4.5% 9/15/20	1,100	1,210
5.012% 8/21/54 (f)	1,641	1,714
6.25% 4/1/37	187	235
6.4% 9/15/33	346	439
6.55% 9/15/43	1,418	1,866
		9,297
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	276	280
3.125% 7/16/22	255	260
		540
TOTAL TELECOMMUNICATION SERVICES		9,837
UTILITIES - 0.9%
Electric Utilities - 0.5%
American Electric Power Co., Inc.:
1.65% 12/15/17	147	148
2.95% 12/15/22	140	140
American Transmission Systems, Inc. 5% 9/1/44 (f)	148	170
Dayton Power & Light Co. 1.875% 9/15/16	119	120
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	273	321
6.4% 9/15/20 (f)	850	1,008
Edison International 3.75% 9/15/17	226	239
Eversource Energy:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	429
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 846	$ 862
4.25% 3/15/23	1,949	2,052
7.375% 11/15/31	608	776
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	721
LG&E and KU Energy LLC:
2.125% 11/15/15	255	257
3.75% 11/15/20	49	51
Monongahela Power Co. 4.1% 4/15/24 (f)	131	143
Nevada Power Co. 6.5% 5/15/18	165	189
NV Energy, Inc. 6.25% 11/15/20	115	135
Pepco Holdings, Inc. 2.7% 10/1/15	240	242
PPL Capital Funding, Inc. 3.4% 6/1/23	207	213
Progress Energy, Inc. 4.4% 1/15/21	823	910
TECO Finance, Inc.:
4% 3/15/16	96	99
5.15% 3/15/20	141	158
		9,478
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	128
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	360
		488
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
1.25% 3/15/17	700	701
2.5566% 9/30/66 (i)	823	765
7.5% 6/30/66 (i)	26	27
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	523	522
2% 11/15/18	403	407
National Grid PLC 6.3% 8/1/16	183	198
NiSource Finance Corp.:
4.45% 12/1/21	155	168
5.25% 2/15/43	357	428
5.45% 9/15/20	468	536
5.8% 2/1/42	199	249
6.4% 3/15/18	58	66
6.8% 1/15/19	677	797
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp. 2.4% 3/1/19	$ 55	$ 55
Puget Energy, Inc.:
6% 9/1/21	457	543
6.5% 12/15/20	147	176
Sempra Energy:
2.3% 4/1/17	376	384
2.875% 10/1/22	1,154	1,156
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	21	21
		7,199
TOTAL UTILITIES		17,165
TOTAL NONCONVERTIBLE BONDS (Cost $229,572)		237,812
U.S. Government and Government Agency Obligations - 7.6%

U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	2,800	2,856
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	6,550	7,843
U.S. Treasury Inflation-Indexed Notes 0.125% 7/15/24	7,243	7,180
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		17,879
U.S. Treasury Obligations - 6.6%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 4/2/15 to 5/14/15 (h)	1,850	1,850
U.S. Treasury Bonds:
2.5% 2/15/45	2,817	2,762
3% 11/15/44	7,714	8,367
3.125% 8/15/44	1,741	1,929
U.S. Treasury Notes:
0.875% 1/15/18	41,472	41,346
1% 2/15/18	51,720	51,716
1.25% 1/31/20 (e)	5,065	5,004
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/15/25	$ 4,721	$ 4,721
2.25% 11/15/24	7,600	7,766
TOTAL U.S. TREASURY OBLIGATIONS		125,461
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $142,679)		143,340
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 1.1%
2.053% 6/1/36 (i)	8	9
2.389% 7/1/37 (i)	15	16
2.5% 1/1/28 to 12/1/29	293	300
2.5% 3/1/30 (g)	400	410
2.542% 6/1/42 (i)	44	45
2.96% 11/1/40 (i)	21	22
2.982% 9/1/41 (i)	23	24
3% 1/1/43 to 8/1/43	842	859
3.059% 10/1/41 (i)	15	16
3.235% 7/1/41 (i)	39	41
3.318% 10/1/41 (i)	18	19
3.5% 2/1/26 to 1/1/44	15,412	16,262
3.5% 3/1/45 (g)	1,100	1,153
3.563% 7/1/41 (i)	39	41
4% 1/1/42 to 12/1/43	269	291
4% 3/1/45 (g)	600	641
4.5% 12/1/23 to 1/1/43	95	103
4.5% 3/1/45 (g)	400	435
4.5% 3/1/45	500	543
6% 11/1/35 to 8/1/37	337	387
TOTAL FANNIE MAE		21,617
Freddie Mac - 0.2%
3.136% 10/1/35 (i)	19	20
3.227% 9/1/41 (i)	23	25
3.242% 4/1/41 (i)	29	30
3.298% 6/1/41 (i)	30	32
3.468% 5/1/41 (i)	33	34
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.5% 9/1/42 to 2/1/44	$ 2,533	$ 2,668
3.626% 6/1/41 (i)	38	41
3.71% 5/1/41 (i)	31	32
4% 2/1/41 to 9/1/44	590	633
4.5% 3/1/44	186	202
5% 11/1/40	237	262
TOTAL FREDDIE MAC		3,979
Ginnie Mae - 0.1%
3% 6/20/42 to 1/20/45	293	302
3.5% 10/20/42 to 8/20/43	283	298
4% 9/20/40 to 1/20/41	253	272
4.5% 5/20/41	197	214
5.5% 6/15/35	109	125
TOTAL GINNIE MAE		1,211
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $26,636)		26,807
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (i)	30	26
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	370	371
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (i)	2	2
Series 2004-R2 Class M3, 0.9933% 4/25/34 (i)	4	3
Series 2005-R2 Class M1, 0.621% 4/25/35 (i)	8	8
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (i)	2	2
Series 2004-W11 Class M2, 1.221% 11/25/34 (i)	25	25
Series 2004-W7 Class M1, 0.9933% 5/25/34 (i)	27	26
Series 2006-W4 Class A2C, 0.331% 5/25/36 (i)	53	18
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.9933% 4/25/34 (i)	81	74
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	360	361
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (i)	$ 82	$ 54
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (f)	12	12
Series 2013-2A Class A, 1.75% 11/15/17 (f)	121	121
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.626% 4/25/34 (i)	3	3
Series 2004-4 Class M2, 0.966% 6/25/34 (i)	5	5
Series 2004-7 Class AF5, 5.868% 1/25/35	117	121
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (i)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (i)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (i)	0*	0*
Ford Credit Floorplan Master Owner Trust:
Series 2013-3 Class A1, 0.79% 6/15/17	700	700
Series 2015-1 Class B, 1.62% 1/15/20	615	612
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (i)	43	35
Class M4, 1.1883% 1/25/35 (i)	16	10
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (f)(i)	60	52
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (f)(i)	2	2
Series 2006-2A:
Class A, 0.353% 11/15/34 (f)(i)	23	22
Class B, 0.453% 11/15/34 (f)(i)	8	8
Class C, 0.553% 11/15/34 (f)(i)	14	12
Class D, 0.923% 11/15/34 (f)(i)	5	5
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.461% 8/25/33 (i)	22	21
Series 2003-5 Class A2, 0.871% 12/25/33 (i)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (i)	56	36
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (i)	27	27
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (i)	9	9
Series 2006-A Class 2C, 1.4046% 3/27/42 (i)	43	8
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (i)	18	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (i)	$ 3	$ 2
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (i)	19	17
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (i)	41	39
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (i)	3	2
Series 2005-NC1 Class M1, 0.831% 1/25/35 (i)	16	15
Series 2005-NC2 Class B1, 1.926% 3/25/35 (i)	11	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (i)	65	58
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (i)	24	23
Class M4, 2.3433% 9/25/34 (i)	31	19
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (i)	67	59
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (i)	0*	0*
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	223	224
Series 2015-1 Class A3, 1.27% 2/15/19	1,441	1,442
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (i)	39	36
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (i)	35	34
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (i)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (i)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (f)(i)	60	32
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (f)(i)	81	82
TOTAL ASSET-BACKED SECURITIES (Cost $4,500)		4,893
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.731% 1/25/35 (i)	55	54
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (i)	21	21
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.3735% 12/20/54 (f)(i)	$ 271	$ 268
Series 2006-2 Class C1, 1.1135% 12/20/54 (i)	242	238
Series 2006-3 Class C2, 1.1735% 12/20/54 (i)	50	49
Series 2006-4:
Class C1, 0.9335% 12/20/54 (i)	103	100
Class M1, 0.5135% 12/20/54 (i)	44	43
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (i)	84	81
Class 1M1, 0.4735% 12/20/54 (i)	54	52
Class 2C1, 1.0335% 12/20/54 (i)	38	37
Class 2M1, 0.6735% 12/20/54 (i)	70	69
Series 2007-2 Class 2C1, 1.033% 12/17/54 (i)	97	95
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (i)	19	20
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (i)	48	42
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (i)	21	19
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (i)	32	30
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (i)	55	52
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5163% 6/10/35 (f)(i)	10	10
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (i)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (i)	8	8
TOTAL PRIVATE SPONSOR		1,289
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	3	4
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $304)		1,293
Commercial Mortgage Securities - 1.6%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (i)(k)	$ 21	$ 0*
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2:
Class A4, 5.729% 5/10/45 (i)	251	259
Class AAB, 5.711% 5/10/45 (i)	9	9
Series 2006-3 Class A4, 5.889% 7/10/44	1,810	1,894
Series 2006-5 Class A2, 5.317% 9/10/47	100	100
Series 2006-6 Class A3, 5.369% 10/10/45	150	152
Series 2006-4 Class A1A, 5.617% 7/10/46 (i)	838	884
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)	233	234
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	6
Series 2007-3:
Class A3, 5.5907% 6/10/49 (i)	89	89
Class A4, 5.5907% 6/10/49 (i)	740	790
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	256	273
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (f)(i)	2	2
Series 2005-4A:
Class A2, 0.561% 1/25/36 (f)(i)	38	34
Class B1, 1.571% 1/25/36 (f)(i)	2	1
Class M1, 0.621% 1/25/36 (f)(i)	12	10
Class M2, 0.641% 1/25/36 (f)(i)	4	3
Class M3, 0.671% 1/25/36 (f)(i)	5	4
Class M4, 0.781% 1/25/36 (f)(i)	3	2
Class M5, 0.821% 1/25/36 (f)(i)	3	2
Class M6, 0.871% 1/25/36 (f)(i)	3	2
Series 2006-3A Class M4, 0.601% 10/25/36 (f)(i)	2	0*
Series 2007-1 Class A2, 0.441% 3/25/37 (f)(i)	22	19
Series 2007-2A:
Class A1, 0.441% 7/25/37 (f)(i)	23	19
Class A2, 0.491% 7/25/37 (f)(i)	21	17
Class M1, 0.541% 7/25/37 (f)(i)	8	3
Class M2, 0.581% 7/25/37 (f)(i)	4	1
Class M3, 0.661% 7/25/37 (f)(i)	3	0*
Series 2007-3:
Class A2, 0.461% 7/25/37 (f)(i)	24	20
Class M1, 0.481% 7/25/37 (f)(i)	4	3
Class M2, 0.511% 7/25/37 (f)(i)	5	3
Class M3, 0.541% 7/25/37 (f)(i)	7	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.671% 7/25/37 (f)(i)	$ 11	$ 4
Class M5, 0.771% 7/25/37 (f)(i)	6	1
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (f)(i)	9	2
Class M2, 1.2183% 9/25/37 (f)(i)	3	0*
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(i)(k)	212	4
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7072% 6/11/40 (i)	44	47
Series 2006-T22 Class A4, 5.5714% 4/12/38 (i)	8	9
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (f)(i)(k)	3,453	12
Series 2007-T28 Class X2, 0.1365% 9/11/42 (f)(i)(k)	2,150	3
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (f)(i)	16	16
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1665% 12/15/27 (f)(i)	188	188
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	7	7
Class A4, 5.322% 12/11/49	2,380	2,509
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	84	82
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (f)(i)	6	6
sequential payer Series 2006-C7 Class A1A, 5.7449% 6/10/46 (i)	253	264
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	68	73
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (f)(i)	51	51
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(i)(k)	0*	0
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (f)(i)	115	13
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (f)	510	516
Class CFX, 3.3822% 12/15/19 (f)	433	431
Class DFX, 3.3822% 12/15/19 (f)	367	359
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 1,665	$ 1,764
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8188% 7/10/38 (i)	441	458
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (i)	134	137
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	78	83
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	100	102
Class DFX, 4.4065% 11/5/30 (f)	765	779
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (f)(i)	6	6
Class F, 0.503% 11/15/18 (f)(i)	14	14
Class G, 0.533% 11/15/18 (f)(i)	13	12
Class H, 0.673% 11/15/18 (f)(i)	10	9
Series 2014-BXH:
Class C, 1.823% 4/15/27 (f)(i)	130	130
Class D, 2.423% 4/15/27 (f)(i)	277	276
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	482	508
Series 2006-CB17 Class A4, 5.429% 12/12/43	231	242
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	833	871
Series 2006-LDP9 Class A3, 5.336% 5/15/47	30	32
Series 2007-CB18 Class A4, 5.44% 6/12/47	67	71
Series 2007-CB19 Class A4, 5.6985% 2/12/49 (i)	1,130	1,213
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (i)	790	846
Series 2007-LDPX Class A3, 5.42% 1/15/49	521	554
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (i)	700	727
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (i)	4	0*
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (i)	58	63
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	36
Series 2006-C7 Class A2, 5.3% 11/15/38	39	39
Series 2007-C1 Class A4, 5.424% 2/15/40	533	566
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	87	92
Series 2007-C7 Class A3, 5.866% 9/15/45	440	482
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4198% 1/12/44 (f)(i)	65	63
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2007-C1 Class A4, 5.837% 6/12/50 (i)	$ 354	$ 381
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (i)	38	40
Class ASB, 5.133% 12/12/49 (i)	16	17
Series 2007-5 Class A4, 5.378% 8/12/48	59	63
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	550	589
Series 2007-7 Class A4, 5.7473% 6/12/50 (i)	263	283
Series 2007-6 Class B, 5.635% 3/12/51 (i)	75	23
Series 2007-7 Class B, 5.7473% 6/12/50 (i)	7	0*
Series 2007-8 Class A3, 5.8862% 8/12/49 (i)	65	71
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (f)(i)	16	14
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (f)(i)	0*	0*
Class D, 0.357% 10/15/20 (f)(i)	30	30
Class E, 0.417% 10/15/20 (f)(i)	38	37
Class F, 0.467% 10/15/20 (f)(i)	23	22
Class G, 0.507% 10/15/20 (f)(i)	28	28
Class H, 0.597% 10/15/20 (f)(i)	18	17
Class J, 0.747% 10/15/20 (f)(i)	10	9
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	7	7
Series 2006-IQ11 Class A4, 5.6614% 10/15/42 (i)	19	19
Series 2007-HQ12 Class A2, 5.6074% 4/12/49 (i)	89	89
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	2,968	3,181
Class B, 5.7403% 4/15/49 (i)	18	2
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	694	930
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (f)(i)	8	8
Class J, 0.773% 9/15/21 (f)(i)	18	17
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (f)(i)	168	161
Class LXR1, 0.873% 6/15/20 (f)(i)	9	8
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	306	321
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	$ 277	$ 293
Series 2007-C30 Class A5, 5.342% 12/15/43	540	575
Series 2007-C31 Class A4, 5.509% 4/15/47	1,070	1,125
Series 2007-C32 Class A3, 5.7206% 6/15/49 (i)	235	251
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (i)	1,094	1,167
Class A5, 5.9428% 2/15/51 (i)	50	54
Series 2005-C19 Class B, 4.892% 5/15/44	75	75
Series 2005-C22:
Class B, 5.3597% 12/15/44 (i)	166	164
Class F, 5.3597% 12/15/44 (f)(i)	125	32
Series 2006-C26 Class A1A, 6.009% 6/15/45 (i)	405	425
Series 2006-C27 Class A1A, 5.749% 7/15/45 (i)	698	733
Series 2007-C31 Class C, 5.6742% 4/15/47 (i)	21	21
Series 2007-C31A Class A2, 5.421% 4/15/47	156	156
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,194)		31,049
Municipal Securities - 0.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	100	101
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	106
7.3% 10/1/39	535	807
7.5% 4/1/34	465	705
7.55% 4/1/39	1,375	2,176
7.6% 11/1/40	895	1,442
7.625% 3/1/40	2,275	3,598
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	86
Series 2010 C1, 7.781% 1/1/35	395	479
Series 2012 B, 5.432% 1/1/42	105	98
6.314% 1/1/44	515	539
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	35	36
5.1% 6/1/33	2,375	2,397
Series 2010-1, 6.63% 2/1/35	525	592
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2010-3:
5.547% 4/1/19	$ 10	$ 11
6.725% 4/1/35	805	914
7.35% 7/1/35	220	263
Series 2011:
4.961% 3/1/16	35	36
5.365% 3/1/17	15	16
5.665% 3/1/18	330	360
5.877% 3/1/19	915	1,014
Series 2013:
2.69% 12/1/17	110	112
3.14% 12/1/18	115	116
TOTAL MUNICIPAL SECURITIES (Cost $15,222)		16,004
Foreign Government and Government Agency Obligations - 0.0%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (f) (Cost $365)	365	367
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21	598	611
KeyBank NA 2.25% 3/16/20	1,500	1,503
TOTAL BANK NOTES (Cost $2,095)		2,114
Fixed-Income Funds - 6.1%
	Shares
Fidelity High Income Central Fund 2 (j)	321,303	37,030
Fidelity Mortgage Backed Securities Central Fund (j)	718,717	78,944
TOTAL FIXED-INCOME FUNDS (Cost $107,426)		115,974
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	68,602,442	$ 68,602
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(d)	7,718,935	7,719
TOTAL MONEY MARKET FUNDS (Cost $76,321)		76,321
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (c) (Cost $4,040)	$ 4,040	4,040
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,625,877)		1,926,429
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(25,874)
NET ASSETS - 100%		$ 1,900,555
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
294 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 30,911	$ 822

The face value of futures purchased as a percentage of net assets is 1.6%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	$ 15	$ (15)	$ -	$ (15)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,717,000 or 1.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,318,000.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,132,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,040,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 4,040
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 41
Fidelity High Income Central Fund 2	1,058
Fidelity Mortgage Backed Securities Central Fund	985
Fidelity Securities Lending Cash Central Fund	69
Total	$ 2,153
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 36,948	$ 1,076	$ -	$ 37,030	4.5%
Fidelity Mortgage Backed Securities Central Fund	78,954	18,594	19,728	78,944	1.8%
Total	$ 115,902	$ 19,670	$ 19,728	$ 115,974
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 176,517	$ 175,536	$ -	$ 981
Consumer Staples	122,502	119,274	3,228	-
Energy	104,928	103,069	1,859	-
Financials	199,899	199,899	-	-
Health Care	190,949	184,291	6,658	-
Industrials	120,211	120,211	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 239,899	$ 239,748	$ -	$ 151
Materials	54,078	54,078	-	-
Telecommunication Services	22,853	22,853	-	-
Utilities	34,579	34,579	-	-
Corporate Bonds	237,812	-	237,812	-
U.S. Government and Government Agency Obligations	143,340	-	143,340	-
U.S. Government Agency - Mortgage Securities	26,807	-	26,807	-
Asset-Backed Securities	4,893	-	4,861	32
Collateralized Mortgage Obligations	1,293	-	1,293	-
Commercial Mortgage Securities	31,049	-	30,994	55
Municipal Securities	16,004	-	16,004	-
Foreign Government and Government Agency Obligations	367	-	367	-
Bank Notes	2,114	-	2,114	-
Fixed-Income Funds	115,974	115,974	-	-
Money Market Funds	76,321	76,321	-	-
Cash Equivalents	4,040	-	4,040	-
Total Investments in Securities:	$ 1,926,429	$ 1,445,833	$ 479,377	$ 1,219
Derivative Instruments:
Assets
Futures Contracts	$ 822	$ 822	$ -	$ -
Liabilities
Swaps	$ (15)	$ -	$ (15)	$ -
Total Derivative Instruments:	$ 807	$ 822	$ (15)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 822	$ -
Credit Risk
Swaps (b)	-	(15)
Total Value of Derivatives	$ 822	$ (15)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	5.7%
BBB	8.3%
BB	1.9%
B	1.3%
CCC,CC,C	0.1%
D	0.0%
Not Rated	0.0%
Equities	66.6%
Short-Term Investments and Net Other Assets	2.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.9%
United Kingdom	2.3%
Ireland	2.1%
Cayman Islands	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	4.6%
100.0%
The information in the above table is based on the combined investments of the Fund and it's pro-rata share of the investments of Fidelity's fixed-income funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,214 and repurchase agreements of $4,040) - See accompanying schedule: Unaffiliated issuers (cost $1,442,130)	$ 1,734,134
Fidelity Central Funds (cost $183,747)	192,295
Total Investments (cost $1,625,877)		$ 1,926,429
Cash		3
Receivable for investments sold		11,585
Receivable for fund shares sold		4,188
Dividends receivable		1,509
Interest receivable		3,028
Distributions receivable from Fidelity Central Funds		13
Prepaid expenses		2
Other receivables		45
Total assets		1,946,802

Liabilities
Payable for investments purchased Regular delivery	$ 26,021
Delayed delivery	3,169
Payable for fund shares redeemed	3,402
Bi-lateral OTC swaps, at value	15
Accrued management fee	619
Distribution and service plan fees payable	693
Payable for daily variation margin for derivative instruments	100
Other affiliated payables	341
Other payables and accrued expenses	127
Collateral on securities loaned, at value	11,760
Total liabilities		46,247

Net Assets		$ 1,900,555
Net Assets consist of:
Paid in capital		$ 1,567,905
Undistributed net investment income		4,359
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,937
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		301,354
Net Assets		$ 1,900,555

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($415,070 ÷ 21,120.4 shares)	$ 19.65

Maximum offering price per share (100/94.25 of $19.65)	$ 20.85
Class T: Net Asset Value and redemption price per share ($1,030,182 ÷ 51,928.7 shares)	$ 19.84

Maximum offering price per share (100/96.50 of $19.84)	$ 20.56
Class B: Net Asset Value and offering price per share ($9,862 ÷ 501.4 shares)A	$ 19.67

Class C: Net Asset Value and offering price per share ($219,728 ÷ 11,246.7 shares)A	$ 19.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($192,664 ÷ 9,641.7 shares)	$ 19.98

Class Z: Net Asset Value, offering price and redemption price per share ($33,049 ÷ 1,653.9 shares)	$ 19.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 9,409
Interest		5,756
Income from Fidelity Central Funds		2,153
Total income		17,318

Expenses
Management fee	$ 3,473
Transfer agent fees	1,617
Distribution and service plan fees	3,887
Accounting and security lending fees	342
Custodian fees and expenses	49
Independent trustees' compensation	3
Registration fees	81
Audit	54
Legal	6
Miscellaneous	10
Total expenses before reductions	9,522
Expense reductions	(23)	9,499
Net investment income (loss)		7,819
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,517
Fidelity Central Funds	207
Foreign currency transactions	(32)
Futures contracts	1,038
Total net realized gain (loss)		63,730
Change in net unrealized appreciation (depreciation) on: Investment securities	9,751
Futures contracts	105
Delayed delivery commitments	6
Total change in net unrealized appreciation (depreciation)		9,862
Net gain (loss)		73,592
Net increase (decrease) in net assets resulting from operations		$ 81,411

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,819	$ 15,357
Net realized gain (loss)	63,730	98,962
Change in net unrealized appreciation (depreciation)	9,862	136,177
Net increase (decrease) in net assets resulting from operations	81,411	250,496
Distributions to shareholders from net investment income	(5,963)	(15,035)
Distributions to shareholders from net realized gain	(102,365)	(56,875)
Total distributions	(108,328)	(71,910)
Share transactions - net increase (decrease)	280,336	162,208
Total increase (decrease) in net assets	253,419	340,794

Net Assets
Beginning of period	1,647,136	1,306,342
End of period (including undistributed net investment income of $4,359 and undistributed net investment income of $2,503, respectively)	$ 1,900,555	$ 1,647,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.10	$ 17.84	$ 16.31	$ 14.83	$ 13.29	$ 12.61
Income from Investment Operations
Net investment income (loss) E	.11	.23	.22	.24	.23	.24
Net realized and unrealized gain (loss)	.74	3.03	1.52	1.48	1.55	.70
Total from investment operations	.85	3.26	1.74	1.72	1.78	.94
Distributions from net investment income	(.09)	(.23)	(.21)	(.24)	(.23)	(.24)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)	(.02)
Total distributions	(1.30)	(1.00)	(.21)	(.24)	(.24)	(.26)I
Net asset value, end of period	$ 19.65	$ 20.10	$ 17.84	$ 16.31	$ 14.83	$ 13.29
Total ReturnB, C, D	4.71%	18.93%	10.74%	11.72%	13.34%	7.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.91%A	.92%	.95%	.98%	1.00%	1.00%
Expenses net of fee waivers, if any	.91%A	.92%	.95%	.98%	1.00%	1.00%
Expenses net of all reductions	.91%A	.92%	.94%	.98%	.99%	.99%
Net investment income (loss)	1.09%A	1.22%	1.27%	1.56%	1.53%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$ 415	$ 366	$ 270	$ 249	$ 215	$ 203
Portfolio turnover rateG	104%A	79%	124%	124%	146%J	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share. JThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.28	$ 17.99	$ 16.44	$ 14.95	$ 13.40	$ 12.70
Income from Investment Operations
Net investment income (loss) E	.08	.19	.18	.21	.20	.21
Net realized and unrealized gain (loss)	.76	3.05	1.54	1.49	1.56	.72
Total from investment operations	.84	3.24	1.72	1.70	1.76	.93
Distributions from net investment income	(.06)	(.19)	(.17)	(.21)	(.20)	(.21)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)	(.02)
Total distributions	(1.28)K	(.95)J	(.17)	(.21)	(.21)	(.23)I
Net asset value, end of period	$ 19.84	$ 20.28	$ 17.99	$ 16.44	$ 14.95	$ 13.40
Total ReturnB, C, D	4.58%	18.66%	10.55%	11.44%	13.09%	7.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15%A	1.15%	1.17%	1.19%	1.20%	1.23%
Expenses net of fee waivers, if any	1.15%A	1.15%	1.17%	1.19%	1.20%	1.23%
Expenses net of all reductions	1.14%A	1.15%	1.16%	1.18%	1.19%	1.21%
Net investment income (loss)	.85%A	.99%	1.05%	1.36%	1.33%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 1,030	$ 960	$ 821	$ 737	$ 673	$ 619
Portfolio turnover rateG	104%A	79%	124%	124%	146%L	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share. JTotal distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share. KTotal distributions of $1.28 per share is comprised of distributions from net investment income of $0.063 and distributions from net realized gain of $1.212 per share. LThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.11	$ 17.84	$ 16.30	$ 14.81	$ 13.27	$ 12.58
Income from Investment Operations
Net investment income (loss) E	.03	.07	.08	.12	.11	.13
Net realized and unrealized gain (loss)	.75	3.03	1.52	1.47	1.54	.71
Total from investment operations	.78	3.10	1.60	1.59	1.65	.84
Distributions from net investment income	(.01)	(.06)	(.06)	(.10)	(.10)	(.13)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)	(.02)
Total distributions	(1.22)	(.83)	(.06)	(.10)	(.11)	(.15)I
Net asset value, end of period	$ 19.67	$ 20.11	$ 17.84	$ 16.30	$ 14.81	$ 13.27
Total ReturnB, C, D	4.30%	17.95%	9.85%	10.78%	12.42%	6.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74%A	1.76%	1.78%	1.78%	1.80%	1.82%
Expenses net of fee waivers, if any	1.74%A	1.76%	1.78%	1.78%	1.80%	1.82%
Expenses net of all reductions	1.74%A	1.75%	1.77%	1.78%	1.79%	1.81%
Net investment income (loss)	.26%A	.38%	.44%	.76%	.73%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 11	$ 13	$ 15	$ 19	$ 24
Portfolio turnover rateG	104%A	79%	124%	124%	146%J	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share. JThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.99	$ 17.76	$ 16.24	$ 14.77	$ 13.23	$ 12.55
Income from Investment Operations
Net investment income (loss) E	.03	.09	.09	.13	.12	.13
Net realized and unrealized gain (loss)	.75	3.01	1.52	1.46	1.55	.71
Total from investment operations	.78	3.10	1.61	1.59	1.67	.84
Distributions from net investment income	(.02)	(.10)	(.09)	(.12)	(.12)	(.15)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)	(.02)
Total distributions	(1.23)	(.87)	(.09)	(.12)	(.13)	(.16)I
Net asset value, end of period	$ 19.54	$ 19.99	$ 17.76	$ 16.24	$ 14.77	$ 13.23
Total ReturnB, C, D	4.34%	18.01%	9.93%	10.81%	12.59%	6.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.67%A	1.68%	1.71%	1.73%	1.74%	1.76%
Expenses net of fee waivers, if any	1.67%A	1.68%	1.71%	1.73%	1.74%	1.76%
Expenses net of all reductions	1.67%A	1.68%	1.70%	1.72%	1.73%	1.75%
Net investment income (loss)	.33%A	.46%	.51%	.81%	.79%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 220	$ 160	$ 105	$ 80	$ 69	$ 62
Portfolio turnover rateG	104%A	79%	124%	124%	146%J	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share. JThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 18.11	$ 16.55	$ 15.06	$ 13.49	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.13	.29	.27	.29	.28	.28
Net realized and unrealized gain (loss)	.76	3.06	1.55	1.49	1.57	.72
Total from investment operations	.89	3.35	1.82	1.78	1.85	1.00
Distributions from net investment income	(.12)	(.28)	(.26)	(.29)	(.27)	(.28)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)	(.02)
Total distributions	(1.33)	(1.04) I	(.26)	(.29)	(.28)	(.30) H
Net asset value, end of period	$ 19.98	$ 20.42	$ 18.11	$ 16.55	$ 15.06	$ 13.49
Total ReturnB, C	4.84%	19.21%	11.08%	11.96%	13.69%	7.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.65%A	.66%	.68%	.70%	.71%	.73%
Expenses net of fee waivers, if any	.65%A	.66%	.68%	.70%	.71%	.73%
Expenses net of all reductions	.65%A	.66%	.67%	.70%	.70%	.72%
Net investment income (loss)	1.35%A	1.48%	1.54%	1.84%	1.82%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$ 193	$ 124	$ 97	$ 66	$ 42	$ 34
Portfolio turnover rateF	104%A	79%	124%	124%	146%J	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share. ITotal distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share. JThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 18.11	$ 18.56
Income from Investment Operations
Net investment income (loss) D	.15	.32	.01
Net realized and unrealized gain (loss)	.75	3.06	(.46)
Total from investment operations	.90	3.38	(.45)
Distributions from net investment income	(.13)	(.31)	-
Distributions from net realized gain	(1.21)	(.77)	-
Total distributions	(1.34)	(1.07)I	-
Net asset value, end of period	$ 19.98	$ 20.42	$ 18.11
Total ReturnB, C	4.91%	19.40%	(2.42)%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%A	.51%	.53%A
Expenses net of fee waivers, if any	.51%A	.51%	.53%A
Expenses net of all reductions	.51%A	.51%	.52%A
Net investment income (loss)	1.49%A	1.62%	.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,049	$ 26,518	$ 98
Portfolio turnover rateF	104%A	79%	124%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to August 31, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events,

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied

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3. Significant Accounting Policies - continued

Investment Valuation - continued

prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 323,374
Gross unrealized depreciation	(24,192)
Net unrealized appreciation (depreciation) on securities	$ 299,182

Tax cost	$ 1,627,247

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ -	$ -
Equity Risk
Futures Contracts	1,038	105
Totals (a)	$ 1,038	$ 105

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

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4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow

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4. Derivative Instruments - continued

Credit Default Swaps - continued

assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $647,665 and $494,176, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 477	$ 20
Class T	.25%	.25%	2,450	32
Class B	.75%	.25%	50	38
Class C	.75%	.25%	910	248
			$ 3,887	$ 338

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 134
Class T	28
Class B*	4
Class C*	14
$ 180

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 376.20
Class T	890.18
Class B	14.27
Class C	187.21
Institutional Class	143.19
Class Z	7.05
	$ 1,617

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $245. Security lending income represents the income earned on investing cash collateral, less rebates

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $3. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $69 (including $33 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $23 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 1,664	$ 3,866
Class T	3,095	8,717
Class B	3	39
Class C	148	701
Institutional Class	866	1,632
Class Z	187	80
Total	$ 5,963	$ 15,035
From net realized gain
Class A	$ 22,655	$ 11,846
Class T	58,592	35,422
Class B	624	522
Class C	10,374	4,798
Institutional Class	8,438	4,283
Class Z	1,682	4
Total	$ 102,365	$ 56,875

Semiannual Report

11. Share Transactions.

Share transactions for each class were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	4,555	5,619	$ 88,091	$ 106,689
Reinvestment of distributions	1,252	819	23,206	14,945
Shares redeemed	(2,902)	(3,372)	(56,059)	(64,162)
Net increase (decrease)	2,905	3,066	$ 55,238	$ 57,472
Class T
Shares sold	6,615	10,824	$ 128,989	$ 206,801
Reinvestment of distributions	3,210	2,330	60,075	42,769
Shares redeemed	(5,243)	(11,440)	(101,898)	(218,867)
Net increase (decrease)	4,582	1,714	$ 87,166	$ 30,703
Class B
Shares sold	61	48	$ 1,162	$ 932
Reinvestment of distributions	30	28	566	499
Shares redeemed	(124)	(249)	(2,393)	(4,713)
Net increase (decrease)	(33)	(173)	$ (665)	$ (3,282)
Class C
Shares sold	3,345	3,067	$ 64,009	$ 57,908
Reinvestment of distributions	523	280	9,654	5,062
Shares redeemed	(628)	(1,247)	(12,055)	(23,564)
Net increase (decrease)	3,240	2,100	$ 61,608	$ 39,406
Institutional Class
Shares sold	4,365	4,018	$ 85,811	$ 77,571
Reinvestment of distributions	454	308	8,561	5,707
Shares redeemed	(1,230)	(3,655)	(24,277)	(70,640)
Net increase (decrease)	3,589	671	$ 70,095	$ 12,638

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class Z
Shares sold	370	1,348	$ 7,271	$ 26,331
Reinvestment of distributions	99	4	1,869	84
Shares redeemed	(114)	(58)	(2,246)	(1,144)
Net increase (decrease)	355	1,294	$ 6,894	$ 25,271

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGZ-USAN-0415
1.969413.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 7, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 7, 2015